ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of February 29, 2020 (Unaudited)

SHARES		FAIR VALUE
COMMON STOCKS - 93.8%
Automobiles & Components - 0.8%
BorgWarner, Inc.	15,599	$492,928
Ford Motor Co.	230,553	1,604,649
Gentex Corp.	166,828	4,454,308
Goodyear Tire & Rubber Co.	15,338	148,548
Lear Corp.	13,063	1,452,606

		8,153,039
Banks - 2.3%

Associated Banc-Corp.	83,796	1,418,666
Bank of Hawaii Corp.	7,018	522,280
Bank OZK	24,302	617,028
BankUnited, Inc.	5,300	157,410
Citizens Financial Group, Inc.	25,500	808,095
Commerce Bancshares, Inc.	3,462	211,320
East West Bancorp, Inc.	1,303	50,478
Fifth Third Bancorp	429	10,468
First Citizens BancShares, Inc. - Class A	3,912	1,773,349
First Hawaiian, Inc.	5,500	131,725
First Horizon National Corp.	76,039	1,013,600
First Republic Bank	600	60,342
Huntington Bancshares, Inc.	29,196	358,235
KeyCorp	145,428	2,377,748
M&T Bank Corp.	1,200	168,456
MGIC Investment Corp.	188,705	2,270,121
PacWest Bancorp	100	3,164
PNC Financial Services Group Inc.	200	25,280
Popular, Inc. (a)	35,643	1,710,151
Regions Financial Corp.	141,214	1,909,213
Sterling Bancorp	12,300	203,934
SVB Financial Group (b)	300	62,448
Synovus Financial Corp.	291	8,445
TCF Financial Corp.	2,353	85,743
Texas Capital Bancshares, Inc. (b)	10,677	502,673
Umpqua Holdings Corp.	114,415	1,760,847
Wells Fargo & Co.	98,547	4,025,645
Western Alliance Bancorp	18,483	850,957

		23,097,821
Capital Goods - 8.1%

3M Co.	1,230	183,565
Acuity Brands, Inc.	11,080	1,139,689
AECOM (b)	36,376	1,634,737

AGCO Corp.	28,889	1,745,762
Allegion PLC (a)	5,547	637,850
Allison Transmission Holdings, Inc.	21,629	878,137
AMETEK, Inc.	18,052	1,552,472
AO Smith Corp.	41,219	1,630,211
Arconic, Inc.	4,900	143,815
Armstrong World Industries, Inc.	1,089	109,063
Carlisle Cos., Inc.	10,000	1,452,900
Caterpillar, Inc.	6,478	804,827
Colfax Corp. (b)	34,139	1,142,632
Crane Co.	28,545	1,939,633
Cummins, Inc.	17,717	2,680,405
Curtiss-Wright Corp.	6,832	819,430
Donaldson Co., Inc.	21,140	952,991
Dover Corp.	9,647	991,133
Eaton Corp. PLC (a)	3,323	301,463
Emerson Electric Co.	8,000	512,880
Fastenal Co.	9,594	328,307
Flowserve Corp.	2,900	116,551
Fortive Corp.	745	51,524
Fortune Brands Home & Security, Inc.	23,237	1,434,885
Gardner Denver Holdings, Inc. (b)	46,999	1,541,097
Gates Industrial Corp. PLC (a)(b)	54,984	575,133
General Dynamics Corp.	1,500	239,535
Graco, Inc.	3,200	157,824
GrafTech International Ltd.	131,506	1,073,089
HD Supply Holdings, Inc. (b)	33,784	1,284,468
HEICO Corp. - Class A	34,374	3,036,255
HEICO Corp.	16,515	1,781,143
Hexcel Corp.	22,018	1,423,023
Honeywell International, Inc.	4,809	779,876
Hubbell, Inc.	15,357	2,046,167
Huntington Ingalls Industries, Inc.	2,104	432,435
IDEX Corp.	12,669	1,875,012
Illinois Tool Works, Inc.	443	74,327
Ingersoll-Rand PLC (a)	300	38,712
ITT, Inc.	36,416	2,190,422
Jacobs Engineering Group, Inc.	22,451	2,073,125
Johnson Controls International PLC (a)	30,870	1,128,916
L3Harris Technologies, Inc.	5,950	1,176,494
Lincoln Electric Holdings, Inc.	14,773	1,209,761
Lockheed Martin Corp.	4,425	1,636,675
Masco Corp.	6,166	254,779
Middleby Corp. (b)	300	33,543
MSC Industrial Direct Co., Inc.	20,015	1,237,327
Nordson Corp.	200	29,060

Northrop Grumman Corp.	300	98,652
nVent Electric PLC (a)	71,553	1,717,988
Oshkosh Corp.	23,611	1,703,534
Owens Corning	4,255	240,365
PACCAR, Inc.	3,500	234,150
Parker-Hannifin Corp.	1,950	360,302
Pentair PLC (a)	24,114	949,850
Raytheon Co.	19,286	3,636,568
Regal Beloit Corp.	15,125	1,174,305
Resideo Technologies, Inc. (b)	28,964	311,363
Rockwell Automation, Inc.	4,626	848,871
Roper Technologies, Inc.	600	211,020
Sensata Technologies Holding PLC (a)(b)	3,139	128,071
Snap-on, Inc.	5,170	748,358
Spirit AeroSystems Holdings, Inc.	24,384	1,288,451
Stanley Black & Decker, Inc.	200	28,740
Teledyne Technologies, Inc. (b)	4,810	1,622,509
Textron, Inc.	17,310	702,786
Timken Co.	6,100	273,524
Toro Co.	26,873	1,919,538
United Technologies Corp.	900	117,531
Univar Solutions, Inc. (b)	73	1,240
Valmont Industries, Inc.	15,606	1,813,729
WABCO Holdings, Inc. (b)	6,022	813,572
Wabtec Corp.	292	20,060
Watsco, Inc.	7,206	1,131,198
WESCO International, Inc. (b)	60,858	2,469,009
Woodward, Inc.	13,666	1,410,331
WW Grainger, Inc.	9,358	2,597,219
Xylem, Inc.	12,052	932,102

		80,017,996
Commercial & Professional Services - 1.4%

ADT, Inc. (c)	9,600	61,344
Cintas Corp.	5,912	1,576,967
Clean Harbors, Inc. (b)	17,081	1,187,471
Copart, Inc. (b)	21,063	1,779,402
CoStar Group, Inc. (b)	1,000	667,590
Equifax, Inc.	180	25,567
IHS Markit Ltd. (a)	13,800	983,112
KAR Auction Services, Inc.	41,837	805,362
ManpowerGroup, Inc.	16,349	1,241,543
Republic Services, Inc.	10,341	933,379
Robert Half International, Inc.	56,321	2,839,142
Rollins, Inc.	38,870	1,455,293
TransUnion	2,800	248,976
Verisk Analytics, Inc.	2,074	321,698

Waste Management, Inc.	996	110,367
		14,237,213
Consumer Durables & Apparel - 4.5%

Brunswick Corp.	801	42,613
Capri Holdings Ltd. (a)(b)	471	12,161
Carter's, Inc.	1,752	160,255
Columbia Sportswear Co.	15,599	1,268,199
DR Horton, Inc.	19,000	1,012,130
Garmin Ltd. (a)	33,854	2,992,355
Hanesbrands, Inc.	946	12,525
Hasbro, Inc.	35	2,704
Lennar Corp. - A Shares	40,892	2,467,423
Lennar Corp. - B Shares	2,418	115,605
Lululemon Athletica, Inc. (b)	13,376	2,908,076
Newell Brands, Inc.	103,454	1,596,295
NIKE, Inc.	134,105	11,986,305
NVR, Inc. (b)	1,198	4,393,282
PulteGroup, Inc.	87,204	3,505,601
PVH Corp.	6,315	468,005
Ralph Lauren Corp.	33,159	3,498,606
Skechers U.S.A., Inc. (b)	76,031	2,515,105
Tapestry, Inc.	51,216	1,201,015
Toll Brothers, Inc.	28,983	1,073,240
Under Armour, Inc. - Class A (b)	2,587	36,710
Under Armour, Inc. - Class C (b)	113,491	1,416,368
VF Corp.	27,539	1,982,808

		44,667,386
Consumer Services - 1.5%

Aramark	18,008	625,598
Choice Hotels International, Inc.	11,892	1,085,502
Darden Restaurants, Inc.	3,432	334,620
Domino's Pizza, Inc.	994	337,423
Extended Stay America, Inc.	42,775	469,669
Frontdoor, Inc. (b)	42,840	1,816,416
Graham Holdings Co.	1,456	732,193
Grand Canyon Education, Inc. (b)	600	48,408
H&R Block, Inc.	1,100	22,737
Hilton Grand Vacations, Inc. (b)	610	16,263
Hyatt Hotels Corp.	25,923	1,985,702
Las Vegas Sands Corp.	1,900	110,789
Service Corp. International	1,310	62,605
ServiceMaster Global Holdings, Inc. (b)	42,804	1,531,099
Starbucks Corp.	52,252	4,098,124
Wyndham Destinations, Inc.	12,932	515,987
Yum China Holdings, Inc.	12,375	541,901

		14,335,036

Diversified Financials - 3.0%
Affiliated Managers Group, Inc.	3,792	285,234
Ally Financial, Inc.	23,371	585,911
Bank of America Corp.	3,600	102,600
Bank of New York Mellon Corp.	1,100	43,890
Berkshire Hathaway, Inc. (b)	46,569	9,609,047
BGC Partners, Inc.	74,404	346,723
BlackRock, Inc.	393	181,963
Capital One Financial Corp.	700	61,782
Cboe Global Markets, Inc.	12,585	1,434,690
Discover Financial Services	1,600	104,928
E*TRADE Financial Corp.	48,461	2,218,545
Evercore, Inc.	14,237	948,469
FactSet Research Systems, Inc.	2,019	537,034
Intercontinental Exchange, Inc.	700	62,454
Janus Henderson Group PLC (a)	32,000	678,400
Legg Mason, Inc.	25,467	1,268,766
LPL Financial Holdings, Inc.	5,753	457,248
MarketAxess Holdings, Inc.	1,200	389,196
Morgan Stanley	2,300	103,569
Morningstar, Inc.	14,569	2,140,186
MSCI, Inc.	99	29,249
Nasdaq, Inc.	1,000	102,550
Raymond James Financial, Inc.	9,631	805,440
SEI Investments Co.	50,216	2,747,317
State Street Corp.	4,000	272,440
Synchrony Financial	58,009	1,688,062
T. Rowe Price Group, Inc.	3,400	401,234
TD Ameritrade Holding Corp.	12,400	523,652
The Charles Schwab Corp.	3,400	138,550
Voya Financial, Inc.	22,433	1,180,873

		29,450,002
Energy - 1.4%

Antero Midstream Corp. (c)	14,900	64,964
Apergy Corp. (b)(c)	49,150	914,190
Baker Hughes a GE Co.	24,114	387,994
Cabot Oil & Gas Corp.	126,101	1,756,587
Chevron Corp.	44,068	4,113,307
ConocoPhillips	34,796	1,684,822
Devon Energy Corp.	7,810	126,835
EOG Resources, Inc.	1,300	82,238
EQT Corp.	73,000	428,510
Exxon Mobil Corp.	8,900	457,816
Halliburton Co.	685	11,618
HollyFrontier Corp.	9,700	326,696
Kosmos Energy Ltd. (a)	22,900	69,845

Marathon Oil Corp.	6,693	55,418
Marathon Petroleum Corp.	3,429	162,603
Patterson-UTI Energy, Inc.	82,100	470,433
PBF Energy, Inc.	21,788	487,833
Phillips 66	4,400	329,384
Schlumberger Ltd. (a)	365	9,888
Valero Energy Corp.	22,729	1,505,796
Williams Cos., Inc.	200	3,810

		13,450,587
Food & Staples Retailing - 6.5%

Casey's General Stores, Inc.	1,400	228,228
Costco Wholesale Corp.	38,570	10,843,570
Grocery Outlet Holding Corp. (b)	800	25,320
Kroger Co.	142,058	3,996,092
Sprouts Farmers Market, Inc. (b)	106,359	1,699,617
Sysco Corp.	44,911	2,993,318
U.S. Foods Holding Corp. (b)	116,791	3,928,849
Walgreens Boots Alliance, Inc.	122,370	5,599,651
Walmart, Inc.	324,841	34,978,879

		64,293,524
Food, Beverage & Tobacco - 4.1%

Altria Group, Inc.	4,380	176,821
Beyond Meat, Inc. (b)	500	44,825
Brown-Forman Corp. - Class A	8,290	486,540
Brown-Forman Corp. - Class B	22,739	1,396,402
Bunge Ltd. (a)	23,730	1,114,123
Campbell Soup Co.	6,600	297,792
Coca-Cola Co.	3,100	165,819
Conagra Brands, Inc.	900	24,021
Flowers Foods, Inc.	92,539	1,992,365
General Mills, Inc.	37,096	1,817,704
Hain Celestial Group, Inc. (b)	40,125	952,166
Hershey Co.	23,674	3,408,819
Hormel Foods Corp.	63,566	2,644,346
Ingredion, Inc.	15,085	1,256,580
JM Smucker Co.	300	30,897
Kellogg Co.	300	18,141
Kraft Heinz Co.	107,004	2,650,489
Lamb Weston Holdings, Inc.	2,604	226,262
Molson Coors Beverage Co.	600	29,766
Mondelez International, Inc.	48,625	2,567,400
Monster Beverage Corp. (b)	24,388	1,522,055
PepsiCo., Inc.	59,456	7,849,976
Philip Morris International, Inc.	67,757	5,547,266
Pilgrim's Pride Corp. (b)	56,604	1,197,741
Post Holdings, Inc. (b)	1,775	179,736

TreeHouse Foods, Inc. (b)	17,596	670,584
Tyson Foods, Inc.	38,250	2,594,497

		40,863,133
Health Care Equipment & Services - 6.1%

ABIOMED, Inc. (b)	700	105,182
Acadia Healthcare Co., Inc. (b)	100	2,960
Align Technology, Inc. (b)	2,854	623,171
Anthem, Inc.	16,660	4,283,119
Baxter International, Inc.	30,053	2,508,524
Cardinal Health, Inc.	5,004	260,808
Centene Corp. (b)	24,931	1,321,842
Cerner Corp.	8,200	568,014
Chemed Corp.	5,111	2,134,456
Cigna Corp.	1,100	201,234
Cooper Cos., Inc.	2,543	825,381
Covetrus, Inc. (b)	10,606	117,833
CVS Health Corp.	72,670	4,300,610
Danaher Corp.	9,435	1,364,112
DENTSPLY SIRONA, Inc.	36,126	1,778,844
Edwards Lifesciences Corp. (b)	7,920	1,622,333
Encompass Health Corp.	3,384	253,258
Envista Holdings Corp. (b)	4,111	104,337
Henry Schein, Inc. (b)	12,149	740,360
Hill-Rom Holdings, Inc.	13,613	1,307,529
Hologic, Inc. (b)	2,100	98,952
Humana, Inc.	17,551	5,610,704
ICU Medical, Inc. (b)	2,458	481,301
IDEXX Laboratories, Inc. (b)	6,125	1,558,874
Integra LifeSciences Holdings Corp. (b)	19,648	1,023,661
Laboratory Corp. of America Holdings (b)	1,700	298,673
Masimo Corp. (b)	20,581	3,361,495
McKesson Corp.	1,900	265,734
MEDNAX, Inc. (b)	49,690	849,202
Medtronic PLC (a)	5,900	593,953
Molina Healthcare, Inc. (b)	10,570	1,295,353
Premier, Inc. (b)	52,318	1,539,719
Quest Diagnostics, Inc.	13,878	1,471,901
ResMed, Inc.	4,754	755,696
STERIS PLC (a)	16,427	2,605,651
Teleflex, Inc.	300	100,506
UnitedHealth Group, Inc.	39,711	10,124,716
Universal Health Services, Inc.	4,747	587,394
Varian Medical Systems, Inc. (b)	5,970	734,131
Veeva Systems, Inc. (b)	4,900	695,653
West Pharmaceutical Services, Inc.	8,794	1,324,025
Zimmer Biomet Holdings, Inc.	900	122,535

		59,923,736
Household & Personal Products - 2.7%
Church & Dwight Co., Inc.	20,342	1,414,176
Clorox Co.	6,966	1,110,520
Colgate-Palmolive Co.	74,250	5,017,072
Coty, Inc.	2,759	25,465
Estee Lauder Cos., Inc.	18,336	3,366,490
Herbalife Nutrition Ltd. (a)(b)	13,933	450,872
Kimberly-Clark Corp.	22,961	3,012,254
Nu Skin Enterprises, Inc.	57,503	1,409,973
Procter & Gamble Co.	92,529	10,477,059

		26,283,881
Insurance - 4.7%

Aflac, Inc.	34,616	1,483,296
Allstate Corp.	28,317	2,980,364
American Financial Group, Inc.	26,372	2,437,300
American National Insurance Co.	3,199	314,654
Arthur J Gallagher & Co.	9,903	965,443
Assurant, Inc.	16,697	2,013,491
Brown & Brown, Inc.	57,352	2,466,710
Cincinnati Financial Corp.	17,197	1,603,448
CNA Financial Corp.	39,390	1,637,836
Erie Indemnity Co.	1,697	242,535
Fidelity National Financial, Inc.	62,563	2,424,942
First American Financial Corp.	52,790	3,014,309
Hanover Insurance Group, Inc.	23,083	2,736,259
Hartford Financial Services Group, Inc.	51,455	2,570,177
Kemper Corp.	11,941	822,018
Loews Corp.	30,755	1,403,351
Markel Corp. (b)	40	47,264
Marsh & McLennan Cos., Inc.	3,639	380,494
Mercury General Corp.	28,918	1,252,439
MetLife, Inc.	63,657	2,719,427
Old Republic International Corp.	69,819	1,376,831
Principal Financial Group, Inc.	7,981	354,277
Progressive Corp.	53,327	3,901,403
Reinsurance Group of America, Inc.	12,587	1,535,992
RenaissanceRe Holdings Ltd. (a)	5,671	966,338
Travelers Cos., Inc.	15,326	1,836,208
White Mountains Insurance Group Ltd. (a)	100	99,010
Willis Towers Watson PLC (a)	3,300	624,525
WR Berkley Corp.	38,384	2,577,102

		46,787,443
Materials - 3.5%

Air Products & Chemicals, Inc.	260	57,099
Amcor PLC (a)(c)	221,429	2,063,718

AptarGroup, Inc.	16,761	1,694,034
Ardagh Group S.A. (a)	9,527	167,008
Ashland Global Holdings, Inc.	9,148	654,448
Avery Dennison Corp.	21,461	2,457,070
Axalta Coating Systems Ltd. (a)(b)	73,023	1,819,733
Ball Corp.	209	14,726
Cabot Corp.	22,612	845,237
Celanese Corp.	426	39,933
Corteva, Inc.	30,700	835,040
Crown Holdings, Inc. (b)	800	56,400
Domtar Corp.	43,736	1,258,285
Dow, Inc.	15,500	626,355
DuPont de Nemours, Inc.	25,900	1,111,110
Eastman Chemical Co.	600	36,906
Ecolab, Inc.	4,300	775,935
Element Solutions, Inc. (b)	5,800	60,262
Graphic Packaging Holding Co.	36,900	498,888
Huntsman Corp.	60,819	1,151,912
International Paper Co.	14,148	522,910
LyondellBasell Industries N.V. (a)	1,473	105,261
Martin Marietta Materials, Inc.	500	113,765
Mosaic Co.	25,420	432,903
NewMarket Corp.	1,900	738,321
Newmont Goldcorp Corp.	64,746	2,889,614
Nucor Corp.	38,153	1,577,627
Olin Corp.	39,850	645,171
Packaging Corp. of America	12,302	1,114,807
PPG Industries, Inc.	5,700	595,365
Reliance Steel & Aluminum Co.	25,183	2,575,969
Royal Gold, Inc.	12,305	1,187,063
RPM International, Inc.	19,431	1,245,721
Scotts Miracle-Gro Co.	300	31,797
Silgan Holdings, Inc.	32,281	924,205
Sonoco Products Co.	22,902	1,104,105
Steel Dynamics, Inc.	34,150	909,415
Valvoline, Inc.	59,368	1,157,676
Westlake Chemical Corp.	552	30,840
Westrock Co.	6,756	224,637
WR Grace & Co.	2,000	113,120

		34,464,391
Media & Entertainment - 8.0%

Activision Blizzard, Inc.	65,917	3,831,755
Alphabet, Inc. - Class A (b)	10,860	14,544,255
Alphabet, Inc. - Class C (b)	10,095	13,520,536
Altice USA, Inc. (b)	5,900	152,574
AMC Networks, Inc. (b)	20,811	645,141

Cable One, Inc.	75	117,976
Discovery Communications, Inc. - Class A (b)	233	5,988
Discovery Communications, Inc. - Class C (b)	268	6,727
DISH Network Corp. (b)	3,597	120,571
Electronic Arts, Inc. (b)	26,153	2,651,130
Facebook, Inc. (b)	80,172	15,430,705
Fox Corp. - Class B	28,422	865,450
IAC InterActive Corp. (b)	51	10,401
Interpublic Group of Cos., Inc.	2,700	57,672
John Wiley & Sons, Inc.	52,219	1,942,025
Liberty Media Corp. - Liberty SiriusXM - Class A (b)	48,244	2,155,059
Liberty Media Corp-Liberty Formula One (b)	5,192	194,648
Lions Gate Entertainment Corp. - Class A (a)(b)(c)	101,228	804,763
Lions Gate Entertainment Corp. - Class B (a)(b)	156,164	1,155,614
Madison Square Garden Co. (b)	3,747	1,003,522
Match Group, Inc. (b)(c)	53,190	3,457,350
News Corp. - Class A	190,268	2,297,486
News Corp. - Class B	43,026	535,243
Nexstar Media Group, Inc.	1,251	143,840
Sinclair Broadcast Group, Inc.	3,105	72,067
Take-Two Interactive Software, Inc. (b)	6,592	708,508
The New York Times Co. - Class A	22,647	848,357
TripAdvisor, Inc.	6,569	154,043
Walt Disney Co.	86,288	10,151,783
Zillow Group, Inc. - Class A (b)	212	11,802
Zynga, Inc. (b)	245,105	1,644,655

		79,241,646
Pharmaceuticals, Biotechnology & Life Sciences - 2.4%

Agilent Technologies, Inc.	13,243	1,020,638
Allergan PLC (a)	18,207	3,471,529
Avantor, Inc. (b)	2,900	45,675
Bio-Techne Corp.	250	47,223
Bristol-Myers Squibb Co.	65,585	3,873,450
Bruker Corp.	68,182	2,970,008
Elanco Animal Health, Inc. (b)	1,000	27,400
Eli Lilly & Co.	300	37,839
Illumina, Inc. (b)	100	26,567
Jazz Pharmaceuticals PLC (a)(b)	2,200	252,076
Johnson & Johnson	47,203	6,347,859
Merck & Co., Inc.	1,512	115,759
Mettler-Toledo International, Inc. (b)	300	210,510
Mylan N.V. (a)(b)	22,291	383,182
PerkinElmer, Inc.	17,189	1,485,817
Pfizer, Inc.	20,612	688,853
QIAGEN N.V. (a)(b)	49,595	1,780,461
Thermo Fisher Scientific, Inc.	200	58,160

Waters Corp. (b)	3,235	630,469
Zoetis, Inc.	800	106,584

		23,580,059
Real Estate - 0.0% (d)

Jones Lang LaSalle, Inc.	300	44,331
Newmark Group, Inc.	9	86

		44,417
Retailing - 9.3%

Advance Auto Parts, Inc.	10,327	1,373,284
Amazon.com, Inc. (b)	15,617	29,418,524
AutoNation, Inc. (b)	14,254	609,073
AutoZone, Inc. (b)	2,764	2,853,858
Best Buy Co., Inc.	44,471	3,364,231
Booking Holdings, Inc. (b)	863	1,463,355
Dollar General Corp.	11,820	1,776,546
Dollar Tree, Inc. (b)	300	24,909
eBay, Inc.	80,141	2,776,084
Expedia Group, Inc.	11,509	1,135,018
Foot Locker, Inc.	18,723	678,709
Gap, Inc.	22,900	328,157
Genuine Parts Co.	9,255	807,406
Home Depot, Inc.	43,570	9,491,289
Kohl's Corp.	31,977	1,251,900
L Brands, Inc.	30,254	655,302
LKQ Corp. (b)	95,155	2,814,685
Lowe's Cos., Inc.	60,672	6,465,815
Macy's, Inc.	225,688	2,985,852
Nordstrom, Inc.	9,705	336,764
O'Reilly Automotive, Inc. (b)	3,615	1,332,923
Penske Automotive Group, Inc.	5,422	249,520
Pool Corp.	8,892	1,875,856
Qurate Retail, Inc. (b)	143,523	978,827
Ross Stores, Inc.	31,630	3,440,711
Target Corp.	57,056	5,876,768
TJX Cos., Inc.	3,828	228,914
Tractor Supply Co.	39,238	3,472,955
Ulta Beauty, Inc. (b)	3,834	985,683
Urban Outfitters, Inc. (b)	67,845	1,595,036
Wayfair, Inc. (b)	233	14,728
Williams-Sonoma, Inc.	28,801	1,796,894

		92,459,576
Semiconductors & Semiconductor Equipment - 5.4%

Advanced Micro Devices, Inc. (b)	3,300	150,084
Analog Devices, Inc.	600	65,430
Applied Materials, Inc.	173,256	10,069,639
Cypress Semiconductor Corp.	99,685	2,301,727

Entegris, Inc.	700	37,324
Intel Corp.	125,086	6,944,775
KLA Corp.	886	136,187
Lam Research Corp.	28,383	8,328,424
Marvell Technology Group Ltd. (a)	28,146	599,510
Maxim Integrated Products, Inc.	8,035	446,907
Micron Technology, Inc. (b)	136,711	7,185,530
MKS Instruments, Inc.	8,381	839,692
Monolithic Power Systems, Inc.	4,735	751,161
NVIDIA Corp.	9,285	2,507,600
QUALCOMM, Inc.	61,400	4,807,620
Skyworks Solutions, Inc.	14,646	1,467,236
Teradyne, Inc.	19,865	1,167,267
Texas Instruments, Inc.	14,817	1,691,212
Xilinx, Inc.	41,225	3,441,875

		52,939,200
Software & Services - 5.9%

Accenture PLC (a)	22,564	4,074,833
Adobe, Inc. (b)	500	172,560
Akamai Technologies, Inc. (b)	6,627	573,302
Amdocs Ltd. (a)	54,086	3,447,983
ANSYS, Inc. (b)	9,580	2,320,180
Aspen Technology, Inc. (b)	500	53,255
Black Knight, Inc. (b)	83	5,537
Booz Allen Hamilton Holding Corp.	27,913	1,990,197
Broadridge Financial Solutions, Inc.	15,419	1,609,127
CACI International, Inc. (b)	3,634	890,403
Cadence Design Systems, Inc. (b)	2,900	191,806
Cerence, Inc. (b)	7,993	173,528
Citrix Systems, Inc.	7,339	758,779
Cognizant Technology Solutions Corp.	36,391	2,217,304
CoreLogic, Inc.	12,535	568,713
DXC Technology Co.	8	193
EPAM Systems, Inc. (b)	4,665	1,041,228
Euronet Worldwide, Inc. (b)	9,909	1,229,112
Fair Isaac Corp. (b)	1,840	691,895
FireEye, Inc. (b)	1,940	25,676
Fiserv, Inc. (b)	87	9,514
Fortinet, Inc. (b)	7,100	724,626
Gartner, Inc. (b)	81	10,481
Genpact Ltd. (a)	75,282	2,895,346
Global Payments, Inc.	89	16,373
GoDaddy, Inc. (b)	7	490
Guidewire Software, Inc. (b)	1,003	109,939
International Business Machines Corp.	18,674	2,430,421
Intuit, Inc.	6,105	1,623,014

Jack Henry & Associates, Inc.	8,364	1,269,153
Leidos Holdings, Inc.	23,988	2,462,368
LogMeIn, Inc.	11,385	970,400
Manhattan Associates, Inc. (b)	19,233	1,295,535
Mastercard, Inc.	21,543	6,252,856
Microsoft Corp.	18,040	2,922,660
NortonLifeLock, Inc.	127,209	2,420,787
Nuance Communications, Inc. (b)	30,137	651,562
PayPal Holdings, Inc. (b)	11,449	1,236,378
Pegasystems, Inc.	12,843	1,162,291
Proofpoint, Inc. (b)	4,853	517,572
PTC, Inc. (b)	669	50,543
Sabre Corp.	26,489	360,648
SolarWinds Corp. (b)	2,000	36,440
SS&C Technologies Holdings, Inc.	13,019	722,555
Synopsys, Inc. (b)	23,674	3,265,355
Teradata Corp. (b)	13,650	272,181
Tyler Technologies, Inc. (b)	4,661	1,460,524
VeriSign, Inc. (b)	832	157,872
VMware, Inc. (b)	860	103,647
Western Union Co.	26,854	601,261

		58,048,403
Technology Hardware & Equipment - 8.9%

Amphenol Corp.	9,634	883,245
Apple, Inc.	173,526	47,435,067
Arrow Electronics, Inc. (b)	28,901	1,938,101
Avnet, Inc.	40,111	1,230,606
CDW Corp.	700	79,954
Ciena Corp. (b)	12,591	484,124
Cisco Systems, Inc.	109,808	4,384,633
Cognex Corp.	8,395	373,913
Coherent, Inc. (b)	373	48,009
CommScope Holding Co., Inc. (b)	9,400	103,494
Dell Technologies, Inc. (b)	5,931	239,968
Dolby Laboratories, Inc.	55,241	3,629,334
EchoStar Corp. (b)	24,421	852,781
F5 Networks, Inc. (b)	21,455	2,573,527
FLIR Systems, Inc.	35,825	1,521,488
Hewlett Packard Enterprise Co.	51,492	658,583
HP, Inc.	376,928	7,836,333
IPG Photonics Corp. (b)	200	25,528
Jabil, Inc.	31,095	996,595
Juniper Networks, Inc.	60,367	1,280,988
Keysight Technologies, Inc. (b)	611	57,898
Littelfuse, Inc.	100	15,968
National Instruments Corp.	31,229	1,257,904

NCR Corp. (b)	470	11,844
NetApp, Inc.	40,448	1,889,731
Pure Storage, Inc. - Class A (b)	1,400	21,364
SYNNEX Corp.	3,400	425,102
Trimble, Inc. (b)	6,100	240,828
Ubiquiti, Inc.	3,890	527,717
Western Digital Corp.	46,044	2,558,205
Xerox Holdings Corp.	133,279	4,291,584
Zebra Technologies Corp. (b)	747	157,595

		88,032,011
Telecommunication Services - 1.1%

AT&T, Inc.	208,737	7,351,717
CenturyLink, Inc.	2,280	27,519
Telephone & Data Systems, Inc.	65,470	1,318,566
United States Cellular Corp. (b)	31,425	987,059
Verizon Communications, Inc.	29,998	1,624,692

		11,309,553
Transportation - 1.6%

Alaska Air Group, Inc.	2,929	147,797
CH Robinson Worldwide, Inc.	4,371	301,162
Copa Holdings S.A. (a)	7,118	591,791
Delta Air Lines, Inc.	6,166	284,438
Expeditors International of Washington, Inc.	33,181	2,336,606
J.B. Hunt Transport Services, Inc.	2,107	203,199
JetBlue Airways Corp. (b)	43,949	693,515
Knight-Swift Transportation Holdings, Inc.	7,462	238,336
Landstar System, Inc.	29,353	2,963,772
Macquarie Infrastructure Corp.	23,622	927,164
Old Dominion Freight Line, Inc.	7,877	1,526,563
Schneider National, Inc.	67,452	1,208,065
Southwest Airlines Co.	86,506	3,995,712
XPO Logistics, Inc. (b)	2,284	168,947

		15,587,067
Utilities - 0.6%

Avangrid, Inc.	27,469	1,364,935
CMS Energy Corp.	4,742	286,512
DTE Energy Co.	200	22,334
Evergy, Inc.	15,400	1,006,390
Exelon Corp.	1,500	64,665
Hawaiian Electric Industries, Inc.	11,521	493,560
IDACORP, Inc.	3,175	306,832
NiSource, Inc.	900	24,318
NRG Energy, Inc.	9,165	304,370
OGE Energy Corp.	6,146	234,163
Pinnacle West Capital Corp.	1,609	143,989
Public Service Enterprise Group, Inc.	1,000	51,310

UGI Corp.	10,337	372,545
Vistra Energy Corp.	23,200	446,136
WEC Energy Group, Inc.	400	36,932
Xcel Energy, Inc.	14,683	915,044

		6,074,035

TOTAL COMMON STOCKS (Cost $776,140,281)		927,341,155
REAL ESTATE INVESTMENT TRUSTS - 0.0% (d)

Chimera Investment Corp.	1,089	21,399
MFA Financial, Inc.	656	4,743

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $24,804)		26,142
SHORT-TERM INVESTMENTS - 2.5%

Money Market Funds - 0.7%
Fidelity Investments Money Market Funds - Government Portfolio, 1.46% (e)	1,378,138	1,378,138
First American Government Obligations Fund, 1.49% (e)	1,378,138	1,378,138
First American Treasury Obligations Fund, 1.49% (e)	1,378,138	1,378,137
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.48% (e)	1,378,138	1,378,137
STIT - Treasury Portfolio - Institutional Class, 1.48% (e)	1,378,138	1,378,138

		6,890,688
	PRINCIPAL

	AMOUNT	FAIR VALUE
U.S. Treasury Bills - 1.8%

1.536%, 6/04/20 (f)(g)	2,800,000	2,790,878
1.472%, 8/20/20 (f)	15,000,000	14,919,220

		17,710,098

TOTAL SHORT-TERM INVESTMENTS (Cost $24,600,786)		24,600,786

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.7%	SHARES	FAIR VALUE
BlackRock Liquidity Funds FedFund Portfolio, 1.49% (e)
	234,099	234,099
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 1.69% (e)	7,203,618	7,206,829
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $7,440,928)
		7,440,928

TOTAL INVESTMENTS (Cost $808,206,799) - 97.0%		959,409,011

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0%		29,508,343
TOTAL NET ASSETS - 100.0%
		$988,917,354

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)Foreign issued security. Total foreign securities are $42,001,172 which represents 4.2% of net assets.

(b)Non-income producing security.

(c)This security or a portion of this security was out on loan as of February 29, 2020. Total loaned securities had a market value of $406,200 as of February 29, 2020.

(d)Rounds to zero.

(e)Rate shown is the 7-day effective yield.

(f)Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

(g)This security or a portion of this security was held as collateral for derivative contracts as of February 29, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Futures Contracts
	NUMBER OF			VALUE/
	CONTRACTS		NOTIONAL	UNREALIZED
DESCRIPTION	PURCHASED		VALUE	DEPRECIATION
FUTURES CONTRACTS PURCHASED
S&P 500 E-mini Index, March 2020 Settlement		419	$61,825,545	$(2,591,085)
TOTAL FUTURES CONTRACTS PURCHASED			$61,825,545	$(2,591,085)

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 29, 2020 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 95.7%
Automobiles & Components - 1.5%
Adient PLC - ADR (a)	46	$1,101
Cooper Tire & Rubber Co.	5,606	142,897
Dana, Inc.	2,187	31,449
Fox Factory Holding Corp. (a)	9,985	633,049
Gentherm, Inc. (a)	3,591	146,441
LCI Industries	700	67,585
Modine Manufacturing Co. (a)	27,208	202,972
Spartan Motors, Inc.	80,820	1,192,095
Standard Motor Products, Inc.	6,513	286,572
Stoneridge, Inc. (a)	31,580	697,918
Strattec Security Corp.	2,809	58,736
Unique Fabricating, Inc.	600	1,827
Winnebago Industries, Inc.	11,567	600,211
		4,062,853
Banks - 5.8%
1st Source Corp.	53	2,229
ACNB Corp.	43	1,311
Amalgamated Bank	100	1,601
Ameris Bancorp	7,500	256,350
Ames National Corp.	206	5,329
Arrow Financial Corp.	2,120	67,140
Atlantic Capital Bancshares, Inc. (a)	152	2,756
Atlantic Union Bankshares Corp.	909	27,034
Banc of California, Inc.	1,300	19,929
BancFirst Corp.	718	36,833
Bank of Commerce Holdings	756	7,904
Bank of Marin Bancorp	6,464	246,472
BankFinancial Corp.	7,299	82,771
BCB Bancorp, Inc.	400	4,536
Berkshire Hills Bancorp, Inc.	636	15,525
Boston Private Financial Holdings, Inc.	17,196	167,747
Bridge Bancorp, Inc.	200	5,504
Brookline Bancorp, Inc.	3,100	42,997
C&F Financial Corp.	253	11,511
Cadence Bancorp	3,063	43,250
Camden National Corp.	200	8,202
Capital City Bank Group, Inc.	15,283	407,292
Cathay General Bancorp	23	708
CenterState Bank Corp.	5,613	113,551
Central Valley Community Bancorp	323	5,556
Century Bancorp, Inc. - Class A	696	50,321
Chemung Financial Corp.	3,990	143,241
Citigroup, Inc.	30,937	1,963,262
Citizens & Northern Corp.	7,645	173,465
Civista Bancshares, Inc.	101	1,933
Codorus Valley Bancorp, Inc.	284	5,850
Columbia Banking System, Inc.	22	730
Community Bankers Trust Corp.	700	5,719

Community Trust Bancorp, Inc.	282	10,908
ConnectOne Bancorp, Inc.	991	20,821
Customers Bancorp, Inc. (a)	6,146	124,702
CVB Financial Corp.	1,448	26,846
Enterprise Bancorp, Inc.	200	5,494
Enterprise Financial Services Corp.	123	4,707
ESSA Bancorp, Inc.	100	1,654
Essent Group Ltd. (b)	23,996	1,047,185
Farmers National Banc Corp.	337	5,065
Federal Agricultural Mortgage Corp.	2,183	163,856
Financial Institutions, Inc.	1,200	32,292
First Bancorp NC	3,606	115,753
First Bancorp Puerto Rico (b)	81,177	644,545
First Bancorp, Inc.	54	1,377
First Busey Corp.	7,039	155,351
First Commonwealth Financial Corp.	22,287	262,987
First Community Bankshares, Inc.	5,666	148,223
First Defiance Financial Corp.	395	9,446
First Financial Bankshares, Inc.	3,814	109,614
First Financial Northwest, Inc.	427	5,957
First Foundation, Inc.	200	2,895
First Guaranty Bancshares, Inc.	121	2,067
First Interstate BancSystem, Inc.	9,829	334,776
First Merchants Corp.	1,600	55,968
First Midwest Bancorp, Inc.	8	145
First of Long Island Corp.	1,600	33,136
Flagstar Bancorp, Inc.	384	12,242
Flushing Financial Corp.	1,996	36,237
Fulton Financial Corp.	5,857	84,634
German American Bancorp, Inc.	400	11,940
Glacier Bancorp, Inc.	11,359	423,577
Great Southern Bancorp, Inc.	100	5,131
Great Western Bancorp, Inc.	7,299	196,124
Hancock Whitney Corp.	94	3,149
Hanmi Financial Corp.	5,909	92,180
Heartland Financial USA, Inc.	7,202	308,606
Heritage Commerce Corp.	12,792	131,246
Heritage Financial Corp.	3,361	77,942
Hilltop Holdings, Inc.	19,287	401,748
Home BancShares, Inc.	12,786	214,293
HomeStreet, Inc.	11,000	297,990
Hope Bancorp, Inc.	16,761	204,652
Horizon Bancorp	1,501	22,545
IBERIABANK Corp.	1,800	108,342
Independent Bank Corp.	1,073	72,460
Independent Bank Corp. - Michigan	4,101	80,257
Independent Bank Group, Inc.	35	1,620
Investar Holding Corp.	100	2,136
Lakeland Bancorp, Inc.	3,401	48,991
LCNB Corp.	200	3,166
Macatawa Bank Corp.	1,700	16,388
Meridian Bancorp, Inc.	700	11,557
Meta Financial Group, Inc.	13,130	431,320
Midland States Bancorp, Inc.	600	14,292

MidWestOne Financial Group, Inc.	301	8,648
Mr Cooper Group, Inc. (a)	1,000	12,830
MutualFirst Financial, Inc.	200	6,700
National Bank Holdings Corp.	201	6,149
NBT Bancorp, Inc.	1,500	50,535
Nicolet Bankshares, Inc. (a)	100	6,645
NMI Holdings, Inc. (a)	18,091	422,244
Northeast Bank	300	5,340
Northrim BanCorp, Inc.	6,608	230,950
Northwest Bancshares, Inc.	4,504	62,561
OceanFirst Financial Corp.	700	14,308
Ocwen Financial Corp. (a)	1,760	2,200
OFG Bancorp (b)	34,364	575,253
Old Second Bancorp, Inc.	1,131	12,034
OP Bancorp	400	3,540
Opus Bank	11,228	265,767
Pacific Mercantile Bancorp (a)	500	3,265
Pacific Premier Bancorp, Inc.	2,500	64,575
Park National Corp.	493	43,049
Peapack Gladstone Financial Corp.	1,612	44,249
Penns Woods Bancorp, Inc.	150	4,524
PennyMac Financial Services, Inc.	9,476	334,124
Peoples Bancorp, Inc.	534	15,246
People's Utah Bancorp	7	168
Premier Financial Bancorp, Inc.	996	16,583
Provident Financial Services, Inc.	1,034	20,659
QCR Holdings, Inc.	985	37,489
Radian Group, Inc.	21,517	457,021
RBB Bancorp	580	9,785
Renasant Corp.	200	5,666
Republic Bancorp, Inc. - Class A	4,460	159,400
Republic First Bancorp, Inc. (a)	1,261	3,821
Riverview Bancorp, Inc.	1,442	9,301
S&T Bancorp, Inc.	699	22,976
Simmons First National Corp.	2,496	53,364
SmartFinancial, Inc.	200	3,798
South State Corp.	1,000	68,120
Southern First Bancshares, Inc. (a)	100	3,812
Southern Missouri Bancorp, Inc.	100	3,282
Southern National Bancorp of Virginia, Inc.	699	9,919
Southside Bancshares, Inc.	600	19,332
Sterling Bancorp Inc.	1,300	9,100
Territorial Bancorp, Inc.	200	5,084
The Bancorp, Inc. (a)	20,713	252,077
Towne Bank	6,600	152,196
TriCo Bancshares	99	3,348
Truist Financial Corp.	766	35,343
TrustCo Bank Corp. NY	2,178	14,941
Trustmark Corp.	418	11,244
United Bankshares, Inc.	192	5,545
United Community Banks, Inc.	13,302	329,490
Unity Bancorp, Inc.	300	5,139
Univest Financial Corp.	10,490	245,466
Walker & Dunlop, Inc.	6,179	400,708

Waterstone Financial, Inc.	1,499	24,928
West Bancorporation, Inc.	255	5,215
Western New England Bancorp, Inc.	502	4,438
WSFS Financial Corp.	2,015	69,437
		15,242,025
Capital Goods - 14.1%
AAON, Inc.	528	29,045
AAR Corp.	7,310	252,560
Advanced Drainage Systems, Inc.	31,367	1,313,023
Aerojet Rocketdyne Holdings, Inc. (a)	17,097	842,540
Alamo Group, Inc.	5,823	645,014
Albany International Corp.	500	32,035
Allied Motion Technologies, Inc.	10,124	390,179
American Superconductor Corp. (a)	600	4,110
American Woodmark Corp. (a)	2,000	167,540
Apogee Enterprises, Inc.	6,342	191,465
Applied Industrial Technologies, Inc.	9,326	550,141
Armstrong Flooring, Inc. (a)	23,009	60,744
Astec Industries, Inc.	700	26,285
Astronics Corp. (a)	10,411	211,031
Atkore International Group, Inc. (a)	4,247	156,757
Axon Enterprise, Inc. (a)	4,421	342,053
AZZ, Inc.	4,520	166,743
Barnes Group, Inc.	364	19,547
Beacon Roofing Supply, Inc. (a)	4,426	131,452
Blue Bird Corp. (a)	1,932	34,544
BlueLinx Holdings, Inc. (a)	100	1,175
BMC Stock Holdings, Inc. (a)	50,025	1,227,113
Builders FirstSource, Inc. (a)	79,442	1,804,128
Caesarstone Ltd. (b)	9,314	100,684
Chart Industries, Inc. (a)	3,156	179,639
Columbus McKinnon Corp.	20,120	625,531
Comfort Systems USA, Inc.	16,105	679,953
Commercial Vehicle Group, Inc. (a)	50,901	221,928
Construction Partners, Inc. (a)	4,000	68,040
CSW Industrials, Inc.	8,308	546,999
Cubic Corp.	7,703	419,351
Ducommun, Inc. (a)	14,982	668,946
DXP Enterprises, Inc. (a)	493	13,996
EMCOR Group, Inc.	31,565	2,427,980
Encore Wire Corp.	11,080	542,588
Energy Recovery, Inc. (a)	500	4,920
Enerpac Tool Group Corp.	400	8,548
EnerSys	200	12,316
EnPro Industries, Inc.	94	5,071
ESCO Technologies, Inc.	5,394	490,422
Evoqua Water Technologies Corp. (a)	2,640	55,361
Federal Signal Corp.	31,615	916,835
Foundation Building Materials, Inc. (a)	32,753	510,947
Franklin Electric Co., Inc.	7,160	370,100
Gencor Industries, Inc. (a)	544	5,467
Generac Holdings, Inc. (a)	7,807	804,043
Gibraltar Industries, Inc. (a)	9,252	468,799
GMS, Inc. (a)	20,951	478,730

Graham Corp.	53	879
Granite Construction, Inc.	300	6,096
Great Lakes Dredge & Dock Corp. (a)	49,790	482,963
Griffon Corp.	298	5,185
Hurco Cos., Inc.	6,934	195,400
Hyster-Yale Materials Handling, Inc.	762	36,683
IES Holdings, Inc. (a)	3,821	89,067
Insteel Industries, Inc.	12,245	243,553
JELD-WEN Holding, Inc. (a)	2,033	38,220
Kadant, Inc.	8,557	777,147
Kaman Corp.	18,198	1,009,261
Kennametal, Inc.	2,697	74,977
Lawson Products, Inc. (a)	17,373	694,920
Lydall, Inc. (a)	2,500	29,775
Masonite International Corp. (a)(b)	700	51,450
MasTec, Inc. (a)	1,700	83,436
Mercury Systems, Inc. (a)	1,200	88,152
Meritor, Inc. (a)	400	9,076
Moog, Inc.	7,155	551,794
MRC Global, Inc. (a)	1,900	16,530
Mueller Industries, Inc.	24,121	674,906
Mueller Water Products, Inc.	4,178	45,749
MYR Group, Inc. (a)	3,883	99,055
National Presto Industries, Inc.	1,366	107,340
Northwest Pipe Co. (a)	1,000	31,550
NOW, Inc. (a)	42,584	376,017
NV5 Global, Inc. (a)	538	28,799
Omega Flex, Inc.	976	76,421
Park Aerospace Corp.	7,048	98,038
Park-Ohio Holdings Corp.	200	4,904
Patrick Industries, Inc.	6,311	333,410
PGT Innovations, Inc. (a)	12,611	191,309
Powell Industries, Inc.	2,300	76,889
Primoris Services Corp.	900	17,082
Proto Labs, Inc. (a)	3,792	332,331
Quanex Building Products Corp.	26,670	448,056
Raven Industries, Inc.	9,504	272,860
RBC Bearings, Inc. (a)	800	136,952
Rexnord Corp.	8,498	247,802
Rush Enterprises, Inc.	5,022	210,472
Rush Enterprises, Inc. - Class A	7,231	303,123
Simpson Manufacturing Co., Inc.	20,839	1,655,242
SiteOne Landscape Supply, Inc. (a)	710	70,467
SPX Corp. (a)	3,500	146,755
SPX FLOW, Inc. (a)	2,300	84,594
Standex International Corp.	300	19,029
Sterling Construction Co., Inc. (a)	30,332	414,335
Systemax, Inc.	53,230	1,110,378
Tennant Co.	3,585	256,471
The Gorman-Rupp Co.	16,500	527,835
Thermon Group Holdings, Inc. (a)	11,944	209,856
Titan Machinery, Inc. (a)	8,734	88,301
Trex Co., Inc. (a)	6,446	616,560
TriMas Corp. (a)	21,504	545,126

Tutor Perini Corp. (a)	3,192	46,284
Twin Disc, Inc. (a)	301	2,426
Universal Forest Products, Inc.	19,895	932,280
Vectrus, Inc. (a)	20,067	1,045,290
Veritiv Corp. (a)	2,600	31,304
Vicor Corp. (a)	16,479	712,552
Wabash National Corp. (c)	37,994	417,174
Watts Water Technologies, Inc.	6,404	601,400
		37,357,706
Commercial & Professional Services - 10.5%
ABM Industries, Inc.	1,296	42,664
Acacia Research Corp. (a)	2,097	4,823
ACCO Brands Corp.	44,331	355,091
Advanced Disposal Services, Inc. (a)	4,653	153,828
ASGN, Inc. (a)	16,049	813,845
Barrett Business Services, Inc.	2,564	153,584
BG Staffing, Inc.	1,502	23,161
Brady Corp.	32,525	1,539,733
BrightView Holdings, Inc. (a)	7,930	111,020
Casella Waste Systems, Inc. (a)	11,426	553,590
CBIZ, Inc. (a)	51,064	1,329,707
CECO Environmental Corp. (a)	17,643	119,090
Cimpress PLC (a)(b)	944	109,891
CompX International, Inc.	100	1,382
CRA International, Inc.	9,742	453,100
Deluxe Corp.	3,676	122,411
Ennis, Inc. (c)	31,360	630,336
Exponent, Inc.	12,616	929,168
Franklin Covey Co. (a)	18,672	587,234
FTI Consulting, Inc. (a)	11,167	1,257,293
Healthcare Services Group, Inc. (c)	5,933	163,395
Heidrick & Struggles International, Inc.	15,022	334,991
Heritage-Crystal Clean, Inc. (a)	25,678	676,102
Herman Miller, Inc.	38,459	1,316,836
HNI Corp.	27,500	902,825
Huron Consulting Group, Inc. (a)	5,635	334,381
ICF International, Inc.	18,025	1,369,539
InnerWorkings, Inc. (a)	9,919	31,146
Insperity, Inc.	13,168	885,811
Interface, Inc.	4,000	58,360
Kelly Services, Inc.	36,072	599,156
Kforce, Inc.	38,394	1,169,481
Kimball International, Inc.	29,153	471,696
Knoll, Inc.	27,197	479,755
Korn Ferry	7,519	263,015
Matthews International Corp.	801	23,678
McGrath RentCorp	13,545	940,700
Mistras Group, Inc. (a)	23,247	182,489
MSA Safety, Inc.	12,710	1,546,426
NL Industries, Inc. (a)	441	1,486
PICO Holdings, Inc. (a)	2,988	28,356
Pitney Bowes, Inc.	2,081	7,117
Quad Graphics, Inc.	9,600	46,080
Resources Connection, Inc.	31,173	390,598

RR Donnelley & Sons Co.	4,200	7,980
SP Plus Corp. (a)	8,762	319,901
Steelcase, Inc.	51,865	841,250
Team, Inc. (a)	5,100	64,923
Tetra Tech, Inc.	17,913	1,448,624
The Brink's Co.	9,703	759,648
TriNet Group, Inc. (a)	16,243	858,605
TrueBlue, Inc. (a)	38,472	572,463
UniFirst Corp.	5,518	1,025,300
US Ecology, Inc.	8	336
Viad Corp.	7,482	375,596
		27,788,996
Consumer Durables & Apparel - 7.6%
Acushnet Holdings Corp.	43,052	1,095,673
Bassett Furniture Industries, Inc.	1,300	12,831
Beazer Homes USA, Inc. (a)	1	12
Callaway Golf Co.	53,969	916,394
Cavco Industries, Inc. (a)	1,717	346,353
Clarus Corp.	4,786	55,326
Crocs, Inc. (a)	72,746	1,903,763
Culp, Inc.	800	7,296
Deckers Outdoor Corp. (a)	16,817	2,922,795
Escalade, Inc.	399	3,387
Ethan Allen Interiors, Inc.	12,270	161,964
Flexsteel Industries, Inc.	197	2,707
Fossil Group, Inc. (a)	4,062	18,645
G-III Apparel Group Ltd. (a)	3,359	75,107
GoPro, Inc. (a)	650	2,467
Green Brick Partners, Inc. (a)	2,306	25,228
Hamilton Beach Brands Holding Co.	200	2,320
Helen of Troy Ltd. (a)(b)	12,547	2,065,236
Hooker Furniture Corp.	4,543	85,454
Installed Building Products, Inc. (a)	2,000	132,100
iRobot Corp. (a)	493	23,659
Johnson Outdoors, Inc.	14,799	923,606
KB Home	16,014	521,896
Kontoor Brands, Inc.	600	20,244
La-Z-Boy, Inc.	15,543	445,307
Lifetime Brands, Inc.	300	1,908
M/I Homes, Inc. (a)	7,618	283,618
Malibu Boats, Inc. (a)	19,484	856,127
Marine Products Corp.	3,743	47,087
MasterCraft Boat Holdings, Inc. (a)	23,221	375,484
MDC Holdings, Inc.	2,800	110,152
Meritage Homes Corp. (a)	13,095	831,009
Movado Group, Inc.	2,461	36,177
Oxford Industries, Inc.	8,177	493,809
Purple Innovation, Inc. (a)	3,900	52,962
Rocky Brands, Inc.	434	10,568
Skyline Champion Corp. (a)	4,600	117,208
Sonos, Inc. (a)	5,000	57,700
Steven Madden Ltd.	46,674	1,526,240
Sturm Ruger & Co., Inc.	4,194	201,480
Superior Group of Cos, Inc.	300	3,606

Taylor Morrison Home Corp. (a)	25,101	565,274
The Lovesac Co. (a)	900	7,821
TopBuild Corp. (a)	400	40,400
TRI Pointe Group, Inc. (a)	53,630	822,148
Tupperware Brands Corp.	39,576	112,792
Unifi, Inc. (a)	900	19,233
Universal Electronics, Inc. (a)	7,065	298,284
Vera Bradley, Inc. (a)	64,959	536,561
Vista Outdoor, Inc. (a)	45,990	338,026
Wolverine World Wide, Inc.	19,622	515,862
YETI Holdings, Inc. (a)	3,464	104,786
ZAGG, Inc. (a)	599	4,025
		20,140,117
Consumer Services - 2.6%
American Public Education, Inc. (a)	17,734	394,759
BBX Capital Corp.	3,300	11,484
BJ's Restaurants, Inc.	1,856	61,155
Bloomin' Brands, Inc.	1,427	25,672
Bluegreen Vacations Corp. (c)	1,471	11,415
Brinker International, Inc.	11,915	409,280
Carriage Services, Inc.	5,441	115,077
Century Casinos, Inc. (a)	280	1,954
Chegg, Inc. (a)	400	15,684
Churchill Downs, Inc.	2,370	297,767
Chuy's Holdings, Inc. (a)	2,068	44,338
Collectors Universe, Inc.	543	12,492
Cracker Barrel Old Country Store, Inc.	220	31,533
Del Taco Restaurants, Inc. (a)	273	1,747
Denny's Corp. (a)	34,219	595,753
Dine Brands Global, Inc.	400	32,740
El Pollo Loco Holdings, Inc. (a)	67	864
Eldorado Resorts, Inc. (a)	3,706	185,967
Everi Holdings, Inc. (a)	9,800	101,920
Fiesta Restaurant Group, Inc. (a)	3,939	38,051
Houghton Mifflin Harcourt Co. (a)	21,584	118,064
J Alexander's Holdings, Inc. (a)	25,584	210,045
K12, Inc. (a)	28,794	572,425
Laureate Education, Inc. (a)	2,200	41,140
Luby's, Inc. (a)	3,020	7,127
McDonald's Corp.	692	134,366
Monarch Casino & Resort, Inc. (a)	7,357	347,839
Perdoceo Education Corp. (a)	51,423	767,745
Potbelly Corp. (a)	22,890	114,450
Regis Corp. (a)	68,830	878,271
Select Interior Concepts, Inc. (a)	8,257	61,680
Strategic Education, Inc.	4,517	665,715
The Habit Restaurants, Inc. - Class A (a)	1,519	21,205
Wingstop, Inc.	200	16,890
WW International, Inc. (a)	20,293	608,790
		6,955,404
Diversified Financials - 3.5%
Artisan Partners Asset Management, Inc.	20,518	586,404
B. Riley Financial, Inc.	1,400	33,124
Blucora, Inc. (a)	5,876	102,242

Cannae Holdings, Inc. (a)	35,789	1,334,572
Cohen & Steers, Inc.	6,017	376,965
Curo Group Holdings Corp.	5,821	53,728
Elevate Credit, Inc. (a)	2,479	8,181
Enova International, Inc. (a)	23,455	450,805
EZCORP, Inc. (a)	40,175	192,840
Federated Hermes, Inc.	32,275	931,134
FGL Holdings (b)	22,200	253,968
FirstCash, Inc.	5,753	442,521
Green Dot Corp. (a)	8,768	299,515
Greenhill & Co., Inc.	651	9,518
Hamilton Lane, Inc.	9,263	575,603
Hennessy Advisors, Inc.	384	3,898
Houlihan Lokey, Inc.	18,279	936,250
Moelis & Co.	4,036	128,991
On Deck Capital, Inc. (a)	23,401	81,669
Oppenheimer Holdings, Inc.	13,269	314,873
Piper Jaffray Cos.	4,210	295,037
PJT Partners, Inc.	530	23,824
Pzena Investment Management, Inc.	65,285	426,311
Regional Management Corp. (a)	5,928	152,053
Silvercrest Asset Management Group, Inc.	2,031	23,478
Waddell & Reed Financial, Inc.	46,857	644,752
Westwood Holdings Group, Inc.	14,082	357,401
World Acceptance Corp. (a)(c)	2,041	159,402
		9,199,059
Energy - 2.3%
Arch Coal, Inc.	3,407	171,542
Ardmore Shipping Corp. (b)	1,600	8,800
Clean Energy Fuels Corp. (a)	600	1,356
CONSOL Energy, Inc. (a)	6,736	38,328
Covia Holdings Corp. (a)	340	524
CVR Energy, Inc.	24,512	696,631
Delek US Holdings, Inc.	9,375	200,437
Diamond Offshore Drilling, Inc. (a)	100	305
DMC Global, Inc. (c)	23,700	854,622
Dorian LPG Ltd. (a)(b)	200	2,224
Evolution Petroleum Corp.	25,346	119,380
Exterran Corp. (a)	4,965	25,321
Forum Energy Technologies, Inc. (a)	35,800	27,924
Hallador Energy Co.	3,632	4,685
Halliburton Co.	7,481	126,878
Liberty Oilfield Services, Inc.	25,824	172,763
Magnolia Oil & Gas Corp. (a)	3,300	24,783
Matrix Service Co. (a)	30,322	366,290
NACCO Industries, Inc.	6,747	278,111
Newpark Resources, Inc. (a)	18,414	64,633
NexTier Oilfield Solutions, Inc. (a)	94,506	440,398
Oil States International, Inc. (a)	2,100	16,611
Overseas Shipholding Group, Inc. (a)	3,116	5,360
Par Pacific Holdings, Inc. (a)	10,100	167,559
Peabody Energy Corp.	5,622	32,832
Penn Virginia Corp. (a)	100	1,590
ProPetro Holding Corp. (a)	1,400	12,264

Renewable Energy Group, Inc. (a)	30,246	800,007
REX American Resources Corp. (a)	901	63,079
RigNet, Inc. (a)	456	1,605
RPC, Inc. (c)	79,603	273,834
SandRidge Energy, Inc. (a)	42	87
Select Energy Services, Inc. (a)	22,100	143,650
Smart Sand, Inc. (a)(c)	3,300	5,379
Solaris Oilfield Infrastructure, Inc. - Class A	3,800	40,280
Teekay Tankers Ltd. (a)(b)	5,087	84,190
Tellurian, Inc. (a)	400	720
TETRA Technologies, Inc. (a)	1,021	1,286
World Fuel Services Corp.	27,322	772,666
		6,048,934
Food & Staples Retailing - 2.1%
BJ's Wholesale Club Holdings, Inc. (a)	4,441	85,534
Ingles Markets, Inc.	11,142	398,549
Natural Grocers by Vitamin Cottage, Inc.	49,782	343,496
Performance Food Group Co. (a)	67,867	2,877,561
PriceSmart, Inc.	6,387	355,692
SpartanNash Co.	17,084	212,354
The Chefs' Warehouse, Inc. (a)	33,012	1,010,827
United Natural Foods, Inc. (a)	1,300	8,411
Village Super Market, Inc.	2,313	47,532
Weis Markets, Inc.	8,330	310,293
		5,650,249
Food, Beverage & Tobacco - 1.7%
Altria Group, Inc.	10,102	407,818
Boston Beer Company, Inc. - Class A (a)	1,355	502,420
Calavo Growers, Inc.	489	35,428
Cal-Maine Foods, Inc.	5,596	195,244
Coca-Cola Consolidated, Inc.	2,378	466,992
Craft Brew Alliance, Inc. (a)	3,080	49,003
Darling Ingredients, Inc. (a)	42,568	1,093,998
Farmer Brothers Co. (a)	1,900	23,465
Fresh Del Monte Produce, Inc. (b)	200	5,484
Freshpet, Inc. (a)	281	18,675
Hostess Brands, Inc. (a)	1,300	16,523
J&J Snack Foods Corp.	1,298	208,744
John B Sanfilippo & Son, Inc.	1,863	130,764
Lancaster Colony Corp.	491	70,925
Landec Corp. (a)	3,700	37,962
Lifeway Foods, Inc. (a)	1,194	2,448
MGP Ingredients, Inc.	100	2,876
National Beverage Corp. (a)(c)	387	16,366
Sanderson Farms, Inc.	2,889	356,965
The Simply Good Foods Co. (a)	2,848	62,827
Tootsie Roll Industries, Inc. (c)	10,619	340,657
Turning Point Brands, Inc. (c)	1,600	41,840
Universal Corp.	7,800	384,930
Vector Group Ltd.	11,376	132,189
		4,604,543
Health Care Equipment & Services - 7.7%
Accuray, Inc. (a)	968	2,870
Addus HomeCare Corp. (a)	4,233	322,851

Allscripts Healthcare Solutions, Inc. (a)	10,500	79,170
Amedisys, Inc. (a)	12,287	2,138,061
American Renal Associates Holdings, Inc. (a)	4,989	40,161
AMN Healthcare Services, Inc. (a)	16,693	1,228,605
AngioDynamics, Inc. (a)	8,053	92,529
AtriCure, Inc. (a)	1,100	42,262
Atrion Corp.	430	265,013
Axogen, Inc. (a)	480	5,942
BioTelemetry, Inc. (a)	1,014	43,318
Cardiovascular Systems, Inc. (a)	2,300	86,526
Computer Programs & Systems, Inc.	1,709	45,767
CONMED Corp.	5,550	525,252
CorVel Corp. (a)	9,728	670,648
Cross Country Healthcare, Inc. (a)	53,938	511,332
CryoLife, Inc. (a)	2,250	57,667
Cutera, Inc. (a)	12,851	318,448
Enzo Biochem, Inc. (a)	1,592	3,391
Genesis Healthcare, Inc. (a)	6,891	11,370
Glaukos Corp. (a)	4,671	205,431
Globus Medical, Inc. (a)	26,852	1,214,516
Haemonetics Corp. (a)	15,117	1,637,625
HCA Healthcare, Inc.	2,141	271,928
HealthEquity, Inc. (a)	93	6,602
HealthStream, Inc. (a)	11,429	277,953
HMS Holdings Corp. (a)	4,291	98,564
Inogen, Inc. (a)	20	916
Invacare Corp.	3,043	23,066
iRadimed Corp. (a)	26,141	620,587
Lantheus Holdings, Inc. (a)	3,900	60,645
LeMaitre Vascular, Inc.	1,501	42,778
LHC Group, Inc. (a)	14,636	1,777,689
Magellan Health, Inc. (a)	6,290	377,463
Meridian Bioscience, Inc. (a)	44,432	355,012
Merit Medical Systems, Inc. (a)	100	3,601
National HealthCare Corp.	1,374	101,965
National Research Corp.	15,594	857,514
Natus Medical, Inc. (a)	9,031	242,753
Neogen Corp. (a)	1,930	117,247
NextGen Healthcare, Inc. (a)	19,063	249,344
NuVasive, Inc. (a)	2,600	171,106
Omnicell, Inc. (a)	2,846	231,864
Option Care Health, Inc. (a)	25	369
OraSure Technologies, Inc. (a)	32,415	195,462
Orthofix Medical, Inc. (a)	9,605	339,441
Owens & Minor, Inc.	9,711	66,326
Patterson Cos., Inc.	10,614	252,507
Pennant Group Inc. (a)	8,575	232,983
R1 RCM, Inc. (a)	4,900	60,172
RTI Surgical Holdings, Inc. (a)	1,228	4,544
SeaSpine Holdings Corp. (a)	1,800	25,434
Select Medical Holdings Corp. (a)	6,278	150,295
Simulations Plus, Inc.	3,384	110,183
STAAR Surgical Co. (a)	9,776	306,771
Stryker Corp.	128	24,396

Surgery Partners, Inc. (a)	700	11,494
Surmodics, Inc. (a)	6,325	220,806
Tabula Rasa HealthCare, Inc. (a)(c)	15,450	867,827
Tactile Systems Technology, Inc. (a)	5,258	265,056
The Ensign Group, Inc.	15,250	678,625
The Providence Service Corp. (a)	8,251	509,747
US Physical Therapy, Inc.	2,501	260,654
Utah Medical Products, Inc.	2,100	183,540
Varex Imaging Corp. (a)	3,879	90,070
Zynex, Inc. (a)	1,500	19,530
		20,313,584
Household & Personal Products - 0.9%
BellRing Brands, Inc. (a)	1,500	29,475
Central Garden & Pet Co. (a)	1,892	50,668
Central Garden & Pet Co. - Class A (a)	22,434	567,805
Edgewell Personal Care Co. (a)	2,600	78,936
elf Beauty, Inc. (a)	4,669	74,517
Inter Parfums, Inc.	18,955	1,138,437
Lifevantage Corp. (a)	900	10,719
Medifast, Inc. (c)	1,618	134,472
Nature's Sunshine Products, Inc. (a)	552	4,526
Oil-Dri Corp. of America	190	5,782
USANA Health Sciences, Inc. (a)	682	45,080
WD-40 Co.	1,159	199,916
		2,340,333
Insurance - 3.6%
American Equity Investment Life Holding Co.	15,355	388,174
AMERISAFE, Inc.	1,358	88,501
Citizens, Inc. (a)	803	4,690
CNO Financial Group, Inc.	600	9,612
Crawford & Co.	982	7,306
Donegal Group, Inc.	337	4,809
eHealth, Inc. (a)(c)	19,644	2,305,223
Employers Holdings, Inc.	12,373	476,855
FBL Financial Group, Inc.	1,680	80,237
FedNat Holding Co.	2,962	38,625
Hallmark Financial Services, Inc. (a)	9,420	133,576
HCI Group, Inc.	2,718	115,569
Heritage Insurance Holdings, Inc.	47,412	529,118
Horace Mann Educators Corp.	4,700	182,971
Independence Holding Co.	600	22,266
Investors Title Co.	36	5,903
James River Group Holdings Ltd. (b)	1,900	76,779
Kemper Corp.	1,970	135,615
Kinsale Capital Group, Inc.	11,157	1,355,241
National General Holdings Corp.	29,188	568,290
NI Holdings, Inc. (a)	400	5,648
RLI Corp.	9,396	755,251
Safety Insurance Group, Inc.	11,111	874,880
Selective Insurance Group, Inc.	11,764	656,196
State Auto Financial Corp.	2,102	52,508
Stewart Information Services Corp.	7,619	275,655
Tiptree, Inc.	2,314	15,226
United Fire Group, Inc.	2,403	92,131

United Insurance Holdings Corp.	3,185	29,939
Universal Insurance Holdings, Inc.	12,983	268,618
		9,555,412
Materials - 3.2%
AdvanSix, Inc. (a)	267	3,879
Boise Cascade Co.	23,014	816,537
Carpenter Technology Corp.	1,593	58,543
Commercial Metals Co.	6,300	115,038
Ferro Corp. (a)	5,700	66,234
Flotek Industries, Inc. (a)	1,900	3,002
FutureFuel Corp.	40,148	408,305
GCP Applied Technologies, Inc. (a)	3,800	73,986
Gold Resource Corp.	6,859	27,573
Greif, Inc. - Class A	84	2,969
Greif, Inc. - Class B	100	4,001
Haynes International, Inc.	2,500	63,275
HB Fuller Co.	800	31,384
Ingevity Corp. (a)	600	27,024
Innospec, Inc.	3,281	283,938
Intrepid Potash, Inc. (a)	1,479	2,618
Kaiser Aluminum Corp.	1,412	133,505
Kraton Corp. (a)	31	314
Kronos Worldwide, Inc.	1,401	13,996
Louisiana-Pacific Corp.	24,551	698,476
Materion Corp.	19,671	891,883
Miller Industries, Inc.	12,416	368,879
Minerals Technologies, Inc.	400	17,948
Myers Industries, Inc.	31,922	433,181
Neenah, Inc.	2,322	134,142
Olympic Steel, Inc.	820	9,881
OMNOVA Solutions, Inc. (a)	58,679	593,245
Orion Engineered Carbons S.A. (b)	900	12,789
PH Glatfelter Co.	27,567	393,105
PolyOne Corp.	604	14,955
PQ Group Holdings, Inc. (a)	1,100	14,597
Rayonier Advanced Materials, Inc.	5,700	13,965
Ryerson Holding Corp. (a)	6,706	55,861
Schnitzer Steel Industries, Inc.	6,505	107,202
Schweitzer-Mauduit International, Inc.	8,233	277,617
Sensient Technologies Corp.	400	19,672
Stepan Co.	5,656	496,766
SunCoke Energy, Inc.	3,000	13,830
TimkenSteel Corp. (a)	3,500	17,745
Trecora Resources (a)	4,138	23,380
Tredegar Corp.	21,132	360,512
Trinseo S.A. (b)	825	18,051
UFP Technologies, Inc. (a)	6,265	309,052
Valhi, Inc.	2,835	3,941
Verso Corp. (a)	15,494	252,707
Warrior Met Coal, Inc.	27,807	492,740
Worthington Industries, Inc.	13,090	416,262
		8,598,505
Media & Entertainment - 1.9%
Actua Corp. (a)(d)	5,440	272

Cars.com, Inc. (a)	13,900	126,212
Central European Media Enterprises Ltd. (a)(b)	8,099	35,879
DHI Group, Inc. (a)	5,700	12,996
Emerald Holding, Inc.	1,546	10,606
Entravision Communications Corp.	24,897	50,043
Eros International PLC (a)(b)(c)	10,673	24,655
Fluent, Inc. (a)	3,933	9,164
Gannett Co, Inc.	81,330	341,586
Glu Mobile, Inc. (a)	49,814	354,676
Hemisphere Media Group, Inc. (a)	10,662	134,661
IMAX Corp. (a)(b)	1,373	21,391
Lee Enterprises, Inc. (a)	11,159	16,739
Liberty Latin America Ltd. (a)(b)	1,000	15,190
Liberty Media Corp. - Class A (a)	1,700	44,234
Liberty Media Corp. - Class C (a)	6,500	168,870
Liberty TripAdvisor Holdings, Inc. (a)	1,702	7,412
Marchex, Inc. - Class B (a)	1,454	3,766
National CineMedia, Inc.	5,329	40,980
QuinStreet, Inc. (a)	94,698	1,219,710
Rosetta Stone, Inc. (a)	33,741	582,707
Saga Communications, Inc.	135	3,885
Scholastic Corp.	15,234	488,859
TechTarget, Inc. (a)	22,469	519,708
TEGNA, Inc.	41,046	587,779
The Marcus Corp.	400	10,688
The Meet Group, Inc. (a)	1,000	5,100
Tribune Publishing Co.	988	11,332
TrueCar, Inc. (a)	31,315	82,358
		4,931,458
Pharmaceuticals, Biotechnology & Life Sciences - 1.1%
Amneal Pharmaceuticals, Inc. (a)	13,100	50,435
Amphastar Pharmaceuticals, Inc. (a)	5,118	78,766
Assertio Therapeutics, Inc. (a)	57,321	61,907
Codexis, Inc. (a)	400	4,660
Collegium Pharmaceutical, Inc. (a)	23,315	553,731
Corcept Therapeutics, Inc. (a)	2,304	29,077
Fluidigm Corp. (a)	4,200	13,944
Harrow Health, Inc. (a)	9,103	50,249
Innoviva, Inc. (a)	6,560	88,363
Intersect ENT, Inc. (a)	3,354	80,026
Mallinckrodt PLC (a)(b)(c)	800	3,424
Medpace Holdings, Inc. (a)	9,273	834,014
NeoGenomics, Inc. (a)	33,867	959,452
Phibro Animal Health Corp.	8,909	224,952
		3,033,000
Real Estate - 0.5%
Altisource Portfolio Solutions, S.A. (a)(b)	705	11,203
eXp World Holdings, Inc. (a)(c)	5,578	53,326
Forestar Group, Inc. (a)	3,362	60,146
Marcus & Millichap, Inc. (a)	21,845	698,166
Maui Land & Pineapple Co., Inc. (a)	217	2,389
Newmark Group, Inc.	8,500	81,175
RE/MAX Holdings, Inc.	2,066	60,224
Realogy Holdings Corp.	372	3,448

The RMR Group, Inc. - Class A	10,646	396,670
		1,366,747
Retailing - 7.6%
1-800-Flowers.com, Inc. (a)	77,483	1,397,793
Aaron's, Inc.	37,493	1,474,600
Abercrombie & Fitch Co.	84,822	1,113,713
American Eagle Outfitters, Inc.	31,116	400,774
America's Car-Mart, Inc. (a)	14,733	1,514,110
Asbury Automotive Group, Inc. (a)	5,730	507,907
Ascena Retail Group, Inc. (a)	1,406	5,343
Barnes & Noble Education, Inc. (a)	2,671	8,841
Bed Bath & Beyond, Inc. (c)	9,872	106,716
Big Lots, Inc.	861	13,612
Boot Barn Holdings, Inc. (a)	9,754	299,155
Caleres, Inc.	8,204	94,592
Citi Trends, Inc.	7,599	150,232
Core-Mark Holding Co., Inc.	4,269	98,230
Destination XL Group, Inc. (a)	1,744	1,395
Dillard's, Inc. (c)	9,117	513,196
Duluth Holdings, Inc. (a)	131	899
Express, Inc. (a)	11,675	43,198
Funko, Inc. (a)	1,600	12,976
Genesco, Inc. (a)	6,012	206,873
GNC Holdings, Inc. (a)(c)	11,191	18,801
Group 1 Automotive, Inc.	1,374	117,106
Groupon, Inc. (a)	87,894	117,778
Guess?, Inc.	30,079	487,280
Haverty Furniture Cos., Inc.	15,966	268,548
Hibbett Sports, Inc. (a)	17,096	333,714
Hudson Ltd. (a)(b)	25,119	233,858
J. Jill, Inc. (c)	300	255
J.C. Penney Co., Inc. (a)(c)	12,500	8,625
Lands' End, Inc. (a)	4,417	46,555
Leaf Group Ltd. (a)	800	2,104
Liquidity Services, Inc. (a)	34,398	134,840
Lithia Motors, Inc.	5,134	611,767
Lumber Liquidators Holdings, Inc. (a)(c)	2,144	21,011
MarineMax, Inc. (a)	1,276	21,603
Michaels Cos., Inc. (a)(c)	48,287	207,151
Monro, Inc.	15,764	884,676
Murphy USA, Inc. (a)	7,396	721,110
Office Depot, Inc.	41,600	97,760
PetMed Express, Inc.	139	3,670
Quotient Technology, Inc. (a)	9,300	83,235
Rent-A-Center, Inc.	58,340	1,242,059
RH (a)	5,259	953,983
RTW RetailWinds, Inc. (a)	3,035	850
Sally Beauty Holdings, Inc. (a)	43,576	542,085
Shoe Carnival, Inc. (c)	29,344	877,679
Shutterstock, Inc. (a)	1,232	47,481
Signet Jewelers Ltd. (b)	600	13,992
Sleep Number Corp. (a)	14,699	647,491
Sonic Automotive, Inc.	3,909	109,452
Sportsman's Warehouse Holdings, Inc. (a)	38,934	233,604

Stamps.com, Inc. (a)	2,977	420,085
Stitch Fix, Inc. (a)(c)	3,200	76,896
The Buckle, Inc. (c)	17,332	392,223
The Cato Corp. - Class A	33,081	534,920
The Children's Place, Inc.	258	14,861
The Container Store Group, Inc. (a)	235	888
Tilly's, Inc.	46,770	304,005
Weyco Group, Inc.	6,121	134,295
Winmark Corp.	840	168,000
Zumiez, Inc. (a)	38,546	1,022,625
		20,123,076
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc. (a)	8,560	509,106
Amkor Technology, Inc. (a)	26,000	271,310
Axcelis Technologies, Inc. (a)	2,585	62,014
Brooks Automation, Inc.	30,991	1,069,499
Cabot Microelectronics Corp.	10,675	1,486,814
CEVA, Inc. (a)	201	5,710
Cirrus Logic, Inc. (a)	18,810	1,291,118
Diodes, Inc. (a)	21,103	928,743
DSP Group, Inc. (a)	2,500	34,025
FormFactor, Inc. (a)	14,111	315,663
GSI Technology, Inc. (a)	1,005	6,693
Ichor Holdings Ltd. (a)(b)	1,369	39,592
Intel Corp.	1,048	58,185
Lattice Semiconductor Corp. (a)	19,528	350,528
MaxLinear, Inc. (a)	882	13,636
NeoPhotonics Corp. (a)	17,200	113,692
Onto Innovation, Inc. (a)	12,168	371,976
PDF Solutions, Inc. (a)	8,275	121,146
Photronics, Inc. (a)	27,092	337,295
Power Integrations, Inc.	173	15,060
Rambus, Inc. (a)	3,958	55,333
Sigma Designs, Inc. (a)(c)	9,834	2,282
Silicon Laboratories, Inc. (a)	524	46,468
SMART Global Holdings, Inc. (a)(b)	3,408	91,471
Ultra Clean Holdings, Inc. (a)	700	14,637
Xperi Corp.	4,874	83,784
		7,695,780
Software & Services - 6.7%
8x8, Inc. (a)	3,682	68,117
A10 Networks, Inc. (a)	49,328	330,991
Agilysys, Inc. (a)	32,420	1,041,655
American Software, Inc. - Class A	44,082	725,149
Appfolio, Inc. (a)	8,962	1,102,057
Avaya Holdings Corp. (a)	1,400	18,144
Blackline, Inc. (a)	2,307	144,349
Bottomline Technologies DE, Inc. (a)	181	8,015
Brightcove, Inc. (a)	38,611	300,394
Cardtronics PLC - Class A (a)	3,900	141,453
ChannelAdvisor Corp. (a)	28,350	269,892
CommVault Systems, Inc. (a)	5,625	234,562
Conduent, Inc. (a)	16,800	54,936
CSG Systems International, Inc.	1,783	78,898

eGain Corp. (a)	400	3,232
Endurance International Group Holdings, Inc. (a)	17,988	67,095
Everbridge, Inc. (a)	4,796	506,745
EVERTEC, Inc. (b)	18,104	537,327
Evo Payments, Inc. (a)	500	12,640
ExlService Holdings, Inc. (a)	5,393	402,587
I3 Verticals, Inc. (a)	417	12,085
Information Services Group, Inc. (a)	2,159	6,844
Instructure, Inc. (a)	2,201	107,321
J2 Global, Inc.	485	42,355
Limelight Networks, Inc. (a)	7,824	39,472
LivePerson, Inc. (a)(c)	8,527	225,624
LiveRamp Holdings, Inc. (a)	1,778	63,012
Majesco (a)	583	3,894
ManTech International Corp. - Class A	23,980	1,796,102
MAXIMUS, Inc.	11,943	752,648
MicroStrategy, Inc. (a)	1,068	144,351
Mitek Systems, Inc. (a)	6,348	55,291
MobileIron, Inc. (a)	44,331	179,540
Model N, Inc. (a)	5,765	167,185
NIC, Inc.	33,638	615,239
OneSpan, Inc. (a)	5,315	87,751
Perficient, Inc. (a)	37,273	1,527,075
Perspecta, Inc.	10,628	265,381
PRGX Global, Inc. (a)	531	1,917
Progress Software Corp.	19,567	729,653
Q2 Holdings, Inc. (a)	500	37,685
QAD, Inc.	16,258	797,455
Rapid7, Inc. (a)	400	18,520
Rimini Street, Inc. (a)	4,100	18,942
Science Applications International Corp.	1,516	121,477
SecureWorks Corp. (a)	17,619	244,728
SPS Commerce, Inc. (a)	2,000	105,200
StarTek, Inc. (a)	800	4,984
Sykes Enterprises, Inc. (a)	20,409	646,557
Synchronoss Technologies, Inc. (a)	2,400	11,808
Telaria, Inc. (a)	12,630	154,339
Telenav, Inc. (a)	26,098	155,675
The Hackett Group, Inc.	29,935	460,999
TiVo Corp.	900	6,813
TTEC Holdings, Inc.	7,273	272,228
Unisys Corp. (a)	11,819	183,549
Varonis Systems, Inc. (a)	1,886	151,295
Verint Systems, Inc. (a)	100	5,488
Virtusa Corp. (a)	13,010	573,871
Workiva, Inc. (a)	10,242	437,743
Zix Corp. (a)	62,852	495,274
		17,775,608
Technology Hardware & Equipment - 5.4%
Acacia Communications, Inc. (a)	800	54,808
ADTRAN, Inc.	30,874	248,381
Airgain, Inc. (a)	1,800	14,202
Anixter International, Inc. (a)	6,837	666,676
AstroNova, Inc.	200	2,172

Avid Technology, Inc. (a)	33,230	245,570
AVX Corp.	43,605	947,973
Badger Meter, Inc.	12,842	773,217
Benchmark Electronics, Inc.	12,077	328,253
Calix, Inc. (a)	23,393	210,537
Clearfield, Inc. (a)	443	4,749
Comtech Telecommunications Corp.	19,634	550,145
CTS Corp.	26,922	701,856
Daktronics, Inc.	97,016	477,319
Digi International, Inc. (a)	51,625	683,515
ePlus, Inc. (a)	8,266	626,232
Extreme Networks, Inc. (a)	9,304	46,799
Fabrinet (a)(b)	12,690	699,473
FARO Technologies, Inc. (a)	3,700	211,788
Fitbit, Inc. (a)	29,483	188,396
Insight Enterprises, Inc. (a)	13,827	761,729
Iteris, Inc. (a)	4,810	23,232
Itron, Inc. (a)	200	15,168
KEMET Corp.	2,348	61,236
Kimball Electronics, Inc. (a)	900	12,195
Knowles Corp. (a)	1,059	17,600
KVH Industries, Inc. (a)	37,230	387,937
Methode Electronics, Inc.	7,018	215,172
MTS Systems Corp.	900	36,126
Napco Security Technologies, Inc. (a)	3,013	61,284
NETGEAR, Inc. (a)	2,233	42,137
NetScout Systems, Inc. (a)	20	514
Novanta, Inc. (a)(b)	15,942	1,422,186
OSI Systems, Inc. (a)	2,404	195,373
PAR Technology Corp. (a)	1,012	26,808
PC Connection, Inc.	1,800	73,206
Plexus Corp. (a)	700	46,445
Ribbon Communications, Inc. (a)	36,520	117,960
Rogers Corp. (a)	1,335	154,860
Sanmina Corp. (a)	4,961	130,425
ScanSource, Inc. (a)	14,603	415,163
Synaptics, Inc. (a)	4,286	283,090
Tech Data Corp. (a)	6,857	976,368
TTM Technologies, Inc. (a)	8,821	114,585
Vishay Intertechnology, Inc.	31,064	580,897
Vishay Precision Group, Inc. (a)	20,662	567,585
		14,421,342
Telecommunication Services - 0.4%
ATN International, Inc.	100	5,390
Consolidated Communications Holdings, Inc.	34,984	217,600
Frontier Communications Corp. (a)(c)	3,000	1,623
IDT Corp. - Class B (a)	811	6,245
Ooma, Inc. (a)	8,644	110,903
ORBCOMM, Inc. (a)	2,800	9,268
Spok Holdings, Inc.	22,970	228,781
Verizon Communications, Inc.	3,608	195,409
Vonage Holdings Corp. (a)	25,433	227,880
		1,003,099
Transportation - 1.3%

ArcBest Corp.	6,611	130,964
Costamare, Inc. (b)	3,281	21,425
Daseke, Inc. (a)	8,835	29,156
Echo Global Logistics, Inc. (a)	26,872	495,788
Forward Air Corp.	11,242	663,390
Heartland Express, Inc.	21,594	386,749
Hub Group, Inc. (a)	11,489	531,136
Marten Transport Ltd.	20,692	404,322
Mesa Air Group, Inc. (a)	3,300	19,041
Radiant Logistics, Inc. (a)	109,156	480,286
Safe Bulkers, Inc. (a)(b)	4,300	5,676
Saia, Inc. (a)	2,434	212,513
Universal Logistics Holdings, Inc.	6,788	104,603
		3,485,049
Utilities - 0.8%
American States Water Co.	3,390	259,640
Atlantic Power Corp. (a)(b)	48,815	110,810
Avista Corp.	200	9,430
Black Hills Corp.	380	27,436
California Water Service Group	128	6,139
Clearway Energy, Inc. - Class A	3,813	77,366
Clearway Energy, Inc. - Class C	3,253	68,443
Consolidated Water Co., Ltd. (b)	23,890	386,063

El Paso Electric Co.	600	40,722
Genie Energy Ltd. - Class B	4,422	30,600
MGE Energy, Inc.	500	35,670
New Jersey Resources Corp.	47	1,660
Otter Tail Corp.	1,835	89,199
Portland General Electric Co.	14,020	762,828
Pure Cycle Corp. (a)	100	1,237
TerraForm Power, Inc.	3,500	65,765
Unitil Corp.	100	5,634
		1,978,642
TOTAL COMMON STOCKS (Cost $191,899,118)		253,671,521
REAL ESTATE INVESTMENT TRUSTS - 0.0% (e)
Capstead Mortgage Corp.	117	831
Cherry Hill Mortgage Investment Corp.	100	1,426
Ready Capital Corp.	200	2,900
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,861)		5,157
RIGHTS - 0.0% (e)
A. Schulman, Inc. - Contingent Value Right (a)(d)	8,996	6,927
NewStar Financial, Inc. (a)(d)	4,220	1,013
TOTAL RIGHTS (Cost $0)		7,940
SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 1.6%
Fidelity Investments Money Market Funds - Government Portfolio, 1.46% (f)	866,734	866,734
First American Government Obligations Fund, 1.49% (f)	866,734	866,734
First American Treasury Obligations Fund, 1.49% (f)	866,734	866,733
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.48% (f)	866,734	866,733
STIT - Treasury Portfolio - Institutional Class, 1.48% (f)	866,734	866,734
		4,333,668
	PRINCIPAL
	AMOUNT	FAIR VALUE
U.S. Treasury Bills - 1.3%
1.536%, 6/04/20 (g)(h)	514,000	512,325
1.472%, 8/20/20 (g)	393,000	390,884
1.425%, 1/28/21 (g)	2,600,000	2,576,130
		3,479,339

TOTAL SHORT-TERM INVESTMENTS (Cost $7,813,007)

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 3.1%

BlackRock Liquidity Funds FedFund Portfolio, 1.49% (f)

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 1.69% (f)

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $8,105,157)

TOTAL INVESTMENTS (Cost $207,823,143) - 101.7%

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%

TOTAL NET ASSETS - 100.0%

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)Non-income producing security.

7,813,007

391,903391,903

7,710,0427,713,254

8,105,157

269,602,782

(4,398,939)

$265,203,843

(b)Foreign issued security. Total foreign securities are $8,730,142 which represents 3.3% of net assets.

(c)This security or a portion of this security was out on loan as of February 29, 2020. Total loaned securities had a market value of $378,313 as of February 29, 2020.

(d)Value determined using significant unobservable inputs.

(e)Rounds to zero.

(f)Rate shown is the 7-day effective yield.

(g)Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

(h)This security or a portion of this security was held as collateral for derivative contracts as of February 29, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Futures Contracts

	NUMBER OF			VALUE/
	CONTRACTS		NOTIONAL	UNREALIZED
DESCRIPTION	PURCHASED		VALUE	DEPRECIATION
FUTURES CONTRACTS PURCHASED
Russell 2000 E-mini Index, March 2020 Settlement		198	$14,601,510	$(1,287,863)
TOTAL FUTURES CONTRACTS PURCHASED			$14,601,510	$(1,287,863)

Total Return Swaps - Short
	Portfolio Pays Total Return On	Portfolio Receives Base					Value/
Counterparty (a)	Reference Entity	Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation
GS	Altria Group Inc.	1-Month LIBOR USD	4/2/2029	Term	$148,392	692	$13,409
GS	Citigroup Inc.	1-Month LIBOR USD	4/2/2029	Term	495,604	10,102	69,928
GS	Federal Realty Investment Trust	1-Month LIBOR USD	4/2/2029	Term	2,366,062	30,937	390,727
GS	HCA Healthcare Inc.	1-Month LIBOR USD	4/2/2029	Term	159,270	7,481	30,665
GS	Intel Corp.	1-Month LIBOR USD	4/2/2029	Term	310,959	2,141	38,567
GS	McDonald's Corp.	1-Month LIBOR USD	4/2/2029	Term	69,514	1,048	11,099
GS	Stryker Corp.	1-Month LIBOR USD	4/2/2029	Term	26,967	128	2,616
GS	Truist Financial Corp.	1-Month LIBOR USD	4/2/2029	Term	41,257	766	5,629
GS	Verizon Communications Inc.	1-Month LIBOR USD	4/2/2029	Term	209,733	3,608	10,368
					$3,827,758		$573,008

(a)The full legal name of "GS" is "Goldman Sachs International"

(b)The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread. Each swap's base financing rate is refreshed on a periodic basis, typically monthly. To the extent different swaps linked to the same base financing rate refresh at different times, there may be modest temporary differences in their rates. The financing rates as of February 29, 2020 are as follows:

	Variable Rate as of	Fixed Spread Range as of
	February 29, 2020	February 29, 2020
1-Month LIBOR USD	1.52%	0.00% - 0.50%

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 29, 2020 (Unaudited)

COMMON STOCKS - 94.3%

Australia - 2.2%

BHP Group Ltd.

Caltex Australia Ltd.

CIMIC Group Ltd.

Cochlear Ltd.

Flight Centre Travel Group Ltd.

Harvey Norman Holdings Ltd.

Macquarie Group Ltd.

Medibank Private Ltd.

Origin Energy Ltd.

Rio Tinto Ltd.

Sonic Healthcare Ltd.

Tabcorp Holdings Ltd.

TPG Telecom Ltd.

Wesfarmers Ltd.

Woolworths Group Ltd.

Austria - 0.2%

Andritz AG

OMV AG

Verbund AG

Belgium - 0.6%

Ageas

Colruyt S.A.

KBC Group N.V.

Proximus SADP

Solvay S.A. - Class A

UCB S.A.

Umicore S.A.

Bermuda - 0.4%

Dairy Farm International Holdings Ltd.

Jardine Matheson Holdings Ltd.

Jardine Strategic Holdings Ltd.

Canada - 4.3%

Air Canada (a)

Alimentation Couche-Tard, Inc. (a)

Bank of Montreal (a)

Bausch Health Cos., Inc. (a)

BCE, Inc.

Cenovus Energy, Inc. (a)

CGI, Inc. (a)

CI Financial Corp. (a)

Empire Co. Ltd. (a)

George Weston Ltd. (a)

Gildan Activewear, Inc. (a)

Great-West Lifeco, Inc.

SHARES	FAIR VALUE
28,964	$629,544
16,526	355,401
28,084	442,221
478	65,472
25,779	552,943
16,254	39,725
1,723	153,198
237,081	442,883
8,569	39,625
20,577	1,182,451
4,972	94,380
56,167	139,920
4,451	22,014
49,132	1,315,011
105,722	2,704,228
8,179,016
2,314	81,887
13,434	562,642
3,227	153,708
798,237
610	28,382
897	41,606
2,046	136,317
26,719	663,564
2,009	183,338
12,694	1,175,284
4,237	178,423
2,406,914
173,200	835,164
6,900	377,517
8,100	234,954
1,447,635
100	2,552
89,452	2,716,382
109	7,407
1,324	29,336
200	8,784
7,127	52,407
16,972	1,192,497
12,418	206,219
82,865	1,851,459
9,478	713,542
3,834	92,862
35,413	832,921

iA Financial Corp, Inc. (a)	7,293	347,141
Imperial Oil Ltd. (a)	24,696	540,745
Intact Financial Corp. (a)	1,600	173,428
Kirkland Lake Gold Ltd. (a)	300	9,676
Loblaw Cos., Ltd. (a)	44,544	2,206,874
Magna International, Inc. (a)	34,803	1,583,993
Manulife Financial Corp. (a)	44,481	747,619
Metro, Inc. (a)	31	1,207
Onex Corp.	4,900	275,108
Power Corp. of Canada	35,984	795,415
Royal Bank of Canada (a)	13,554	1,007,979
Sun Life Financial, Inc. (a)	13,133	567,393
Suncor Energy, Inc. (a)	2,800	77,163
Thomson Reuters Corp. (a)	1,900	141,143
		16,181,252
Cayman Islands - 0.3%
Sands China Ltd.	23,600	113,126
WH Group Ltd. (b)	1,167,500	1,225,188
		1,338,314
Denmark - 3.0%
A.P. Moller - Maersk - Class A	620	587,935
A.P. Moller - Maersk - Class B	605	610,512
Carlsberg A/S	10,569	1,397,832
Coloplast A/S	539	72,358
Danske Bank A/S	364	5,643
Demant A/S (a)	8,078	246,421
DSV A/S	20,177	2,032,201
ISS A/S	28,350	506,747
Novo Nordisk A/S	69,359	4,063,672
Novozymes A/S	2,335	119,705
Pandora A/S	23,669	1,066,582
Tryg A/S	7,094	199,047
Vestas Wind Systems A/S	2,695	260,015
		11,168,670
Finland - 1.3%
Elisa OYJ	2,534	145,962
Kone OYJ	23,183	1,313,136
Metso OYJ	6,908	224,801
Neste OYJ	44,265	1,769,097
Orion OYJ - Class B	24,743	987,501
Stora Enso OYJ	16,343	193,680
UPM-Kymmene OYJ	10,168	312,891
		4,947,068
Germany - 6.4%
adidas AG	10,542	2,968,075
Allianz SE	11,804	2,571,495
BASF SE	12,286	727,135
Bayer AG	3,806	276,795
Beiersdorf AG	8,951	945,207
Brenntag AG	11,814	536,036
Carl Zeiss Meditec AG	2,861	304,364
Continental AG	11,521	1,317,514
Covestro AG (b)	13,971	541,341
Deutsche Boerse AG	710	111,721

Deutsche Post AG	10,249	308,473
Deutsche Telekom AG	85,609	1,402,401
Evonik Industries AG	8,824	220,861
GEA Group AG	1,664	44,527
HeidelbergCement AG	9,666	579,292
Henkel AG & Co. KGaA	26,653	2,278,043
Hochtief AG	11,616	1,158,946
Infineon Technologies AG	280	5,976
Innogy SE (b)	256	12,223
KION Group AG	677	36,614
Knorr-Bremse AG	938	95,256
Merck KGaA	11,210	1,364,078
Metro AG	85,272	996,045
MTU Aero Engines AG	124	30,680
Puma SE	12,572	974,734
RWE AG	34,427	1,194,926
SAP SE	2,606	325,339
Siemens AG	7,683	790,359
Telefonica Deutschland Holding AG	218,724	570,087
Uniper SE	30,192	897,434
Zalando SE (a)(b)	18,440	824,025
		24,410,002
Hong Kong - 1.7%
ASM Pacific Technology Ltd.	54,900	663,925
BOC Hong Kong Holdings Ltd.	198,000	692,945
Galaxy Entertainment Group Ltd.	100,000	680,625
HK Electric Investments Ltd.	500	503
HKT Trust & HKT Ltd.	629,000	947,050
Hong Kong & China Gas Co., Ltd.	108,240	210,085
I-CABLE Communications Ltd. (a)	9,655	86
Kerry Properties Ltd.	101,500	292,370
SJM Holdings Ltd.	26,000	30,104
Swire Pacific Ltd.	50,500	460,446
Techtronic Industries Co., Ltd.	173,500	1,439,452
Vitasoy International Holdings Ltd. (c)	156,000	565,808
Yue Yuen Industrial Holdings Ltd.	204,500	496,260
		6,479,659
Israel - 0.4%
Check Point Software Technologies Ltd. (a)	3,536	367,037
Israel Chemicals Ltd.	50,300	182,961
Mizrahi Tefahot Bank Ltd.	25,486	653,734
Nice Ltd. (a)	1,749	286,078
		1,489,810
Italy - 1.4%
Assicurazioni Generali S.p.A.	132,477	2,391,383
Enel S.p.A.	51,849	435,178
Eni S.p.A.	44,872	559,066
Leonardo S.p.A.	72,358	742,069
Poste Italiane S.p.A. (b)	7,462	79,937
Prysmian S.p.A.	3,981	95,103
Recordati S.p.A.	6,566	280,811
Telecom Italia S.p.A.	990,542	554,186
UniCredit S.p.A.	3,873	49,804
		5,187,537

Japan - 32.1%
ABC-Mart, Inc.	16,300	938,761
Advantest Corp.	5,200	239,255
Aeon Co., Ltd.	56,900	1,063,586
AEON Financial Service Co. Ltd.	9,400	136,345
Air Water, Inc.	3,400	45,104
Aisin Seiki Co., Ltd.	13,900	447,091
Ajinomoto Co., Inc.	27,100	454,656
Alfresa Holdings Corp.	47,400	826,522
Amada Holdings Co., Ltd.	30,200	281,581
ANA Holdings, Inc.	2,000	53,847
Aozora Bank Ltd.	7,800	193,570
Asahi Group Holdings Ltd.	10,600	405,743
Asahi Intecc Co., Ltd.	8,300	200,633
Astellas Pharma, Inc.	115,200	1,805,554
Bandai Namco Holdings, Inc.	19,100	956,544
Benesse Holdings, Inc.	29,300	752,580
Bridgestone Corp.	31,400	1,040,616
Brother Industries Ltd.	63,400	1,123,008
Calbee, Inc.	14,900	379,678
Canon, Inc.	38,100	958,874
Casio Computer Co., Ltd.	33,000	562,187
Chugai Pharmaceutical Co., Ltd.	12,600	1,355,383
Coca-Cola Bottlers Japan, Inc.	4,700	108,401
CyberAgent, Inc.	6,600	249,944
Dai Nippon Printing Co., Ltd.	16,900	407,243
Daicel Corp.	24,700	212,174
Daifuku Co., Ltd.	1,100	64,661
Daiichi Sankyo Co., Ltd.	31,100	1,893,242
Daikin Industries Ltd.	7,800	1,050,848
Daito Trust Construction Co., Ltd.	7,200	732,298
Daiwa House Industry Co., Ltd.	8,900	245,608
Denso Corp.	27,900	1,073,415
Dentsu Group, Inc.	200	5,172
Disco Corp.	2,400	486,575
Eisai Co., Ltd.	6,100	447,959
FANUC Corp.	500	82,107
Fast Retailing Co., Ltd.	3,000	1,479,814
Fuji Electric Co., Ltd.	13,300	364,772
Fujifilm Holdings Corp.	38,100	1,850,225
Fujitsu Ltd.	12,400	1,293,025
Hakuhodo DY Holdings, Inc.	47,500	548,934
Hamamatsu Photonics KK	11,100	432,989
Hikari Tsushin, Inc.	4,700	893,165
Hino Motors Ltd.	51,700	423,024
Hirose Electric Co., Ltd.	1,770	187,504
Hisamitsu Pharmaceutical Co., Inc.	15,200	672,764
Hitachi Chemical Co., Ltd.	36,200	1,533,017
Hitachi Construction Machinery Co., Ltd.	14,400	350,712
Hitachi High-Technologies Corp.	25,300	1,879,161
Hitachi Ltd.	78,600	2,624,923
Hoshizaki Corp.	7,100	601,638
Hoya Corp.	7,200	638,414
Idemitsu Kosan Co., Ltd.	2,979	74,549

Iida Group Holdings Co., Ltd.	11,800	159,466
Isetan Mitsukoshi Holdings Ltd.	62,700	406,551
Isuzu Motors Ltd.	43,700	408,853
Itochu Corp.	69,600	1,577,233
Itochu Techno-Solutions Corp.	6,800	190,464
Japan Airlines Co., Ltd.	8,400	206,724
Japan Tobacco, Inc.	30,000	593,102
JGC Holdings Corp.	1,400	16,924
JSR Corp.	6,100	106,049
JTEKT Corp.	33,600	324,125
JXTG Holdings, Inc.	29,200	118,293
Kajima Corp.	2,100	22,507
Kamigumi Co., Ltd.	22,600	436,100
Kansai Paint Co., Ltd.	10,200	221,321
Kao Corp.	7,800	567,649
Kawasaki Heavy Industries Ltd.	9,500	170,259
KDDI Corp.	52,100	1,472,010
Keio Corp.	200	9,591
Keyence Corp.	800	255,445
Kikkoman Corp.	17,200	790,858
Kirin Holdings Co., Ltd.	43,100	819,084
Kobayashi Pharmaceutical Co., Ltd.	6,200	449,501
Koito Manufacturing Co., Ltd.	10,600	415,252
Konami Holdings Corp.	9,300	335,017
Konica Minolta, Inc.	75,700	414,235
Kose Corp.	4,500	536,149
Kuraray Co., Ltd.	1,300	13,518
Kurita Water Industries Ltd.	7,900	203,753
Kyocera Corp.	13,600	850,776
Kyowa Hakko Kirin Co., Ltd.	19,200	457,576
Kyushu Railway Co.	1,900	57,489
Lawson, Inc.	1,600	85,463
Lion Corp.	29,000	483,299
LIXIL Group Corp.	20,700	308,323
M3, Inc.	14,700	379,497
Makita Corp.	5,900	199,966
Marubeni Corp.	135,400	896,768
Maruichi Steel Tube Ltd.	11,600	280,170
Mazda Motor Corp.	60,800	416,267
McDonald's Holdings Co., Japan Ltd.	7,500	316,340
Medipal Holdings Corp.	58,400	1,062,488
MEIJI Holdings Co., Ltd.	11,100	656,993
MISUMI Group, Inc.	38,700	815,138
Mitsubishi Chemical Holdings Corp.	116,700	780,184
Mitsubishi Corp.	37,400	931,030
Mitsubishi Electric Corp.	108,900	1,369,118
Mitsubishi Gas Chemical Co., Inc.	31,700	474,304
Mitsubishi Heavy Industries Ltd.	2,900	91,633
Mitsubishi Materials Corp.	7,500	170,145
Mitsubishi Motors Corp.	100,100	328,916
Mitsubishi UFJ Financial Group, Inc.	335,700	1,640,217
Mitsui Chemicals, Inc.	4,900	105,485
Mizuho Financial Group, Inc.	54,400	73,596
MonotaRO Co., Ltd.	12,400	276,093

Nabtesco Corp.	11,600	308,037
NEC Corp.	14,100	529,351
Nexon Co., Ltd.	23,600	373,209
NH Foods Ltd.	12,500	470,938
Nikon Corp.	39,500	403,483
Nintendo Co., Ltd.	1,400	469,328
Nippon Express Co., Ltd.	7,200	345,310
Nippon Paint Holdings Co., Ltd.	2,100	94,995
Nippon Telegraph & Telephone Corp.	17,000	396,606
Nissan Chemical Corp.	12,100	508,187
Nissan Motor Co., Ltd.	128,600	551,160
Nisshin Seifun Group, Inc.	37,800	637,869
Nissin Foods Holdings Co., Ltd.	5,000	393,564
Nitori Holdings Co., Ltd.	7,600	1,055,908
Nitto Denko Corp.	13,000	646,406
Nomura Research Institute Ltd.	43,700	959,407
NSK Ltd.	35,400	267,871
NTT Data Corp.	52,900	630,902
NTT DOCOMO, Inc.	95,700	2,590,493
Obayashi Corp.	37,700	380,320
Obic Co., Ltd.	700	86,426
Olympus Corp.	30,900	559,659
Omron Corp.	22,300	1,194,014
Ono Pharmaceutical Co., Ltd.	13,000	263,493
Oracle Corp.	3,500	272,814
Oriental Land Co., Ltd.	1,300	148,011
Otsuka Corp.	26,900	1,161,916
Otsuka Holdings Co., Ltd.	15,600	584,460
Pan Pacific International Holdings Corp.	1,200	19,839
Panasonic Corp.	98,700	936,174
Park24 Co., Ltd.	8,400	165,506
Persol Holdings Co. Ltd.	45,000	605,397
Pigeon Corp.	7,200	243,287
Rakuten, Inc.	54,300	457,526
Recruit Holdings Co., Ltd.	52,300	1,829,077
Renesas Electronics Corp. (a)	8,500	51,766
Resona Holdings, Inc.	4,800	17,868
Ricoh Co., Ltd.	63,900	596,730
Rinnai Corp.	11,100	755,231
Rohm Co., Ltd.	4,200	274,496
Ryohin Keikaku Co., Ltd.	11,700	158,486
Sankyo Co., Ltd.	3,400	112,000
Santen Pharmaceutical Co., Ltd.	13,600	217,994
Secom Co., Ltd.	10,600	840,642
Sega Sammy Holdings, Inc.	21,600	285,185
Seiko Epson Corp.	34,400	482,277
Sekisui Chemical Co., Ltd.	31,000	463,664
Sekisui House Ltd.	23,600	462,925
Seven & i Holdings Co., Ltd.	35,600	1,211,232
Shimadzu Corp.	22,000	532,265
Shimamura Co., Ltd.	14,100	935,086
Shimano, Inc.	6,200	861,362
Shimizu Corp.	8,000	72,739
Shin-Etsu Chemical Co., Ltd.	9,600	1,062,211

Shinsei Bank Ltd.	500	6,549
Shionogi & Co., Ltd.	1,400	75,362
Shiseido Co., Ltd.	8,300	495,425
Showa Denko K.K.	15,300	328,831
SMC Corp.	1,400	558,050
Sohgo Security Services Co., Ltd.	14,000	653,216
Sompo Holdings, Inc.	13,900	513,724
Sony Corp.	20,600	1,269,946
Sony Financial Holdings, Inc.	10,500	209,444
Stanley Electric Co., Ltd.	17,800	428,787
Subaru Corp.	12,500	302,542
SUMCO Corp.	7,000	105,994
Sumitomo Chemical Co., Ltd.	71,700	261,274
Sumitomo Corp.	40,500	581,484
Sumitomo Dainippon Pharma Co., Ltd.	48,400	690,596
Sumitomo Electric Industries Ltd.	61,300	723,566
Sumitomo Metal Mining Co., Ltd.	3,500	86,214
Sumitomo Mitsui Financial Group, Inc.	1,800	57,114
Sumitomo Mitsui Trust Holdings, Inc.	6,200	210,487
Sumitomo Rubber Industries Ltd.	29,500	306,139
Sundrug Co., Ltd.	28,700	894,856
Suntory Beverage & Food Ltd.	19,100	729,166
Suzuken Co., Ltd.	30,200	996,972
Suzuki Motor Corp.	17,500	704,132
Sysmex Corp.	10,100	645,878
Taiheiyo Cement Corp.	5,800	143,126
Taisei Corp.	10,700	362,797
Taisho Pharmaceutical Holdings Co., Ltd.	5,200	319,345
Taiyo Nippon Sanso Corp.	16,800	299,706
Teijin Ltd.	1,300	21,317
Terumo Corp.	11,700	375,673
THK Co., Ltd.	5,700	128,925
Toho Co., Ltd.	17,300	534,034
Toho Gas Co., Ltd.	11,900	404,339
Tokyo Electron Ltd.	7,700	1,608,620
Tokyo Gas Co., Ltd.	4,600	92,312
Toppan Printing Co., Ltd.	800	13,990
Toshiba Corp.	9,400	254,418
Tosoh Corp.	37,300	504,787
TOTO Ltd.	20,600	772,537
Toyo Seikan Group Holdings Ltd.	32,300	515,062
Toyo Suisan Kaisha Ltd.	18,600	739,482
Toyoda Gosei Co., Ltd.	21,200	447,876
Toyota Industries Corp.	1,300	67,806
Toyota Motor Corp.	16,500	1,083,468
Toyota Tsusho Corp.	1,100	33,055
Trend Micro, Inc.	10,100	501,235
Tsuruha Holdings, Inc.	5,100	592,151
Unicharm Corp.	26,100	845,489
USS Co., Ltd.	21,300	337,518
Welcia Holdings Co., Ltd.	25,700	1,534,477
Yakult Honsha Co., Ltd.	6,100	278,151
Yamada Denki Co., Ltd.	164,200	789,787
Yamaha Corp.	13,000	636,366

Yamaha Motor Co., Ltd.	1,100	17,364
Yamato Holdings Co., Ltd.	19,200	303,114
Yamazaki Baking Co., Ltd.	61,800	1,046,393
Yaskawa Electric Corp.	13,900	433,032
Yokogawa Electric Corp.	28,600	464,507
Yokohama Rubber Co., Ltd.	16,500	268,210
ZOZO, Inc.	8,100	114,102
		120,532,123
Luxembourg - 0.1%
Tenaris S.A.	30,468	278,286
Netherlands - 3.4%
Akzo Nobel N.V.	3,534	282,756
ArcelorMittal S.A.	1,342	19,110
ASML Holding N.V.	215	59,618
CNH Industrial N.V.	69,487	647,338
EXOR N.V.	16,927	1,208,895
Heineken Holding N.V.	14,725	1,307,542
Heineken N.V.	4,052	403,708
ING Groep N.V.	31,364	300,336
Koninklijke Ahold Delhaize N.V.	124,993	2,920,115
Koninklijke DSM N.V.	171	19,287
Koninklijke KPN N.V.	209,826	508,904
Koninklijke Philips N.V.	24,918	1,067,091
Randstad Holding N.V.	56,378	2,904,751
Wolters Kluwer N.V.	16,718	1,223,989
		12,873,440
Norway - 0.8%
Equinor ASA	54,413	838,084
Gjensidige Forsikring ASA	2,800	56,906
Mowi ASA (c)	11,878	251,635
Orkla ASA	19,553	166,307
Schibsted ASA	9,039	218,503
Telenor ASA	81,058	1,313,257
		2,844,692
Portugal - 0.3%
Galp Energia SGPS S.A.	33,455	461,484
Jeronimo Martins SGPS S.A.	43,506	769,075
		1,230,559
Puerto Rico - 0.2%
Popular, Inc.	13,100	628,538
Singapore - 0.6%
ComfortDelGro Corp. Ltd.	322,000	456,542
Genting Singapore Ltd.	177,600	104,691
Jardine Cycle & Carriage Ltd.	9,100	178,794
Oversea-Chinese Banking Corp. Ltd.	46,200	355,648
SATS Ltd.	63,900	186,561
Singapore Technologies Engineering Ltd.	109,700	332,304
Venture Corp., Ltd.	43,200	520,660
Yangzijiang Shipbuilding Holdings Ltd.	40,700	28,239
		2,163,439
Spain - 1.5%
ACS Actividades de Construccion y Servicios S.A.	11,966	356,807

Banco Santander S.A.		5,000	18,482
Bankia S.A.		133,409	211,550
Endesa S.A.		23,764	611,494
Ferrovial S.A.		50,716	1,456,758
Iberdrola S.A.		39,064	447,211
Industria de Diseno Textil, S.A.		18,637	581,454
Mapfre S.A.		56,758	127,666
Naturgy Energy Group S.A.		12,165	283,401
Repsol S.A.		83,914	948,254
Siemens Gamesa Renewable Energy S.A.		11,331	183,790
Telefonica S.A.		59,615	354,780
			5,581,647
Sweden - 3.4%
Assa Abloy AB		17,280	388,613
Atlas Copco AB - Class A		28,981	1,033,316
Atlas Copco AB - Class B		39,629	1,228,115
Boliden AB		2,607	54,750
Electrolux AB		6,894	139,504
Epiroc AB - Class A		47,589	549,707
Epiroc AB - Class B		107,011	1,200,372
Essity AB		7,445	224,451
Hennes & Mauritz AB - Class B		99,852	1,812,125
Husqvarna AB		19,313	129,998
ICA Gruppen AB		33,201	1,243,135
Industrivarden AB		6,499	146,288
L E Lundbergforetagen AB		783	32,480
Sandvik AB		44,689	744,941
Securitas AB - Class B		35,091	476,545
Skanska AB		45,265	996,755
SKF AB		34,754	614,487
Swedish Match AB		10,368	608,338
Telefonaktiebolaget LM Ericsson		64,055	513,768
Volvo AB		37,753	592,595
			12,730,283
Switzerland - 13.1%
Adecco Group AG		42,783	2,291,325
Alcon, Inc. (a)		2,225	136,062
Barry Callebaut AG		251	517,768
Chocoladefabriken, Lindt & Spruengli AG - Participation Shares		188	1,467,289
Chocoladefabriken, Lindt & Spruengli AG - Registration Shares		12	1,041,045
Cie Financiere Richemont S.A.		4	274
Clariant AG		5,235	111,035
Dufry AG		13,585	996,952
EMS-Chemie Holding AG		1,478	867,615
Geberit AG		2,493	1,244,010
Kuehne + Nagel International AG		15,068	2,205,677
LafargeHolcim Ltd.		10,288	478,839
Lonza Group AG		185	73,822
Nestle S.A.		65,644	6,755,150
Novartis AG		58,782	4,944,933
Partners Group Holding AG		100	86,782
Roche Holding AG		26,207	8,426,435
Schindler Holding AG	- Participation Shares	10,509	2,267,025
Schindler Holding AG	- Registered Shares	15,930	3,572,197

SGS S.A.	244	609,413
Sika AG	7,380	1,321,047
Sonova Holding AG	8,879	2,120,697
Straumann Holding AG	367	344,795
Swatch Group AG	29,470	1,274,873
Swatch Group AG - Class B	835	194,410
Swiss Re AG	1,122	106,736
Swisscom AG	945	504,421
TE Connectivity Ltd. (d)	49,900	4,135,213
UBS Group AG	110,508	1,216,986
		49,312,826
United Kingdom - 0.7%
Coca-Cola European Partners PLC	50,038	2,549,936
United States - 15.9%
Acacia Communications, Inc. (a)	13,400	918,034
Altria Group, Inc. (d)	158,136	6,383,950
Chevron Corp. (d)	35,634	3,326,078
Citigroup, Inc.	115,326	7,318,588
First American Financial Corp.	24,600	1,404,660
Halliburton Co. (d)	117,096	1,985,948
HCA Healthcare, Inc. (d)	33,510	4,256,105
Intel Corp. (c)	10,535	584,903
McDonald's Corp. (d)	6,962	1,351,812
PNC Financial Services Group Inc.	47,253	5,972,779
Raytheon Co. (d)	43,000	8,108,080
Stryker Corp.	1,283	244,527
Truist Financial Corp.	142,391	6,569,921
UnitedHealth Group, Inc.	24,500	6,246,520
Verizon Communications, Inc. (d)	56,477	3,058,794
WABCO Holdings, Inc. (a)	14,176	1,915,178
		59,645,877
TOTAL COMMON STOCKS (Cost $334,678,615)		354,405,760
PREFERRED STOCKS - 0.9%
Germany - 0.9%
Fuchs Petrolub SE	21,912	838,798
Henkel AG & Co. KGaA - Preferred	28,458	2,651,342
TOTAL PREFERRED STOCKS (Cost $3,870,669)		3,490,140
REAL ESTATE INVESTMENT TRUSTS - 0.8%
United States - 0.8%
New Residential Investment Corp.	106,318	1,654,308
VEREIT, Inc.	171,300	1,483,458
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,230,557)		3,137,766
RIGHTS - 0.0% (e)
Spain - 0.0% (e)
ACS Actividades de Construccion y Servicios S.A. - Right (a)	18,326	8,058
TOTAL RIGHTS (Cost $8,917)		8,058
SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 2.3%
Fidelity Investments Money Market Funds - Government Portfolio, 1.46% (f)	1,761,847	1,761,847

Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.48% (f)	1,761,847	1,761,847
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.44% (f)	1,761,847	1,761,847
STIT - Government & Agency Portfolio, 1.50% (f)	1,761,847	1,761,847
STIT - Treasury Portfolio - Institutional Class, 1.48% (f)	1,761,847	1,761,847
		8,809,235
	PRINCIPAL
	AMOUNT	FAIR VALUE
U.S. Treasury Bills - 1.3%
1.536%, 6/04/20 (g)	597,000	595,055
1.425%, 1/28/21 (g)	4,200,000	4,161,441
		4,756,496
TOTAL SHORT-TERM INVESTMENTS (Cost $13,565,731)		13,565,731
	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.5%
BlackRock Liquidity Funds FedFund Portfolio, 1.49% (f)	191,349	191,349
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 1.69% (f)	1,466,728	1,467,808
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $1,659,157)		1,659,157
TOTAL INVESTMENTS (Cost $357,013,646) - 100.1%		376,266,612
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(445,917)
TOTAL NET ASSETS - 100.0%		$375,820,695

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)Non-income producing security.

(b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,682,714 or 0.7% of net assets.

(c)This security or a portion of this security was out on loan as of Febraury 29, 2020. Total loaned securities had a market value of $1,280,778 as of Febraury 29, 2020.

(d)This security or a portion of this security was held as collateral for derivative contracts as of Febraury 29, 2020.

(e)Rounds to zero.

(f)Rate shown is the 7-day effective yield.

(g)Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

	NUMBER OF
	CONTRACTS	NOTIONAL
DESCRIPTION	PURCHASED	VALUE
FUTURES CONTRACTS PURCHASED
Australian Dollar, March 2020 Settlement	143	$9,329,320
British Pound, March 2020 Settlement	555	44,393,063
Euro FX, March 2020 Settlement	306	42,226,088
Mini MSCI EAFE Index, March 2020 Settlement	67	6,083,600
TOTAL FUTURES CONTRACTS PURCHASED		$102,032,071

VALUE/

UNREALIZED DEPRECIATION

$(482,705)

(1,482,395)

(447,217)

(809,522)

$(3,221,839)

Total Return Swaps - Long
							Value/
							Unrealized
	Portfolio Receives Total Return On	Portfolio Pays					Appreciation
Counterparty (a)	Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	(Depreciation)
GS	AGL Energy Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	$396,169	34,395	$66,886
UBS	AIB Group PLC	1-Month LIBOR EUR	9/20/2021	Term	108,718	28,500	(42,237)
MS	Air Liquide S.A.	1-Month LIBOR EUR	3/18/2026	Term	202,583	1,794	45,572
UBS	Air Liquide S.A.	1-Month LIBOR EUR	9/20/2021	Term	1,180,113	11,087	355,211
UBS	Alstom	1-Month LIBOR EUR	9/20/2021	Term	72,761	1,720	12,173
UBS	Amundi S.A.	1-Month LIBOR EUR	9/20/2021	Term	2,513	33	(142)
UBS	Antofagasta PLC	1-Month LIBOR GBP	9/20/2021	Term	15,588	1,329	(2,518)
MS	Arkema	1-Month LIBOR EUR	3/18/2026	Term	165,145	1,663	(4,142)
UBS	Arkema	1-Month LIBOR EUR	9/20/2021	Term	251,477	2,912	29,871
UBS	Associated British Foods PLC	1-Month LIBOR GBP	9/20/2021	Term	1,116,726	37,314	(17,697)
UBS	Astrazeneca PLC	1-Month LIBOR GBP	9/20/2021	Term	73,839	833	492
UBS	Atos SE	1-Month LIBOR EUR	9/20/2021	Term	278,176	4,402	53,065
GS	Aurizon Holdings Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	40,150	11,186	(2,827)
MS	AXA S.A.	1-Month LIBOR EUR	3/18/2026	Term	1,476,666	58,658	(41,387)
UBS	Bank Of Ireland Group PLC	1-Month LIBOR EUR	9/20/2021	Term	35,453	9,194	(1,030)
MS	Barratt Developments PLC	1-Month LIBOR GBP	3/18/2026	Term	39,348	5,004	12,549
UBS	Barratt Developments PLC	1-Month LIBOR GBP	9/20/2021	Term	752,795	105,437	341,898
MS	Berkeley Group Holdings	1-Month LIBOR GBP	3/18/2026	Term	164,048	3,242	34,735
UBS	Berkeley Group Holdings	1-Month LIBOR GBP	9/20/2021	Term	694,149	15,282	243,170
GS	BHP Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	1,075,102	50,101	121,580
UBS	BHP Group PLC	1-Month LIBOR GBP	9/20/2021	Term	692,174	34,418	7,441
UBS	BioMerieux	1-Month LIBOR EUR	9/20/2021	Term	33,942	535	15,856
GS	Bluescope Steel Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	881,754	97,286	(131,933)
MS	Bollore	1-Month LIBOR EUR	3/18/2026	Term	3,873	956	(570)
UBS	Bollore	1-Month LIBOR EUR	9/20/2021	Term	971,865	247,025	(117,530)
GS	Boral Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	3,788	1,158	(342)
MS	Bouygues S.A.	1-Month LIBOR EUR	3/18/2026	Term	804,108	22,217	109,146
UBS	Bouygues S.A.	1-Month LIBOR EUR	9/20/2021	Term	546,080	16,171	116,525
UBS	BP PLC	1-Month LIBOR GBP	9/20/2021	Term	820,838	127,374	(131,765)
GS	Brambles Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	65,232	7,812	(2,352)
UBS	Bunzl PLC	1-Month LIBOR GBP	9/20/2021	Term	242,068	8,371	(37,994)
UBS	Burberry Group PLC	1-Month LIBOR GBP	9/20/2021	Term	1,032,025	44,128	(72,573)
GS	Caltex Australia Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	369,175	20,825	86,115
MS	Carrefour S.A.	1-Month LIBOR EUR	3/18/2026	Term	180,622	10,012	(4,838)
UBS	Carrefour S.A.	1-Month LIBOR EUR	9/20/2021	Term	1,386,016	80,052	(3,363)
UBS	Casino Guichard Perrachon	1-Month LIBOR EUR	9/20/2021	Term	254,880	6,611	9,657
UBS	Centrica PLC	1-Month LIBOR GBP	9/20/2021	Term	459,591	517,693	26,730
MS	Christian Dior SE	1-Month LIBOR EUR	3/18/2026	Term	1,347,373	2,972	19,209
GS	Cimic Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	410,750	15,001	(160,166)
GS	Coca-Cola Amatil Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	61,033	11,339	28,493
MS	Coca-Cola HBC AG	1-Month LIBOR GBP	3/18/2026	Term	157,428	4,652	699
UBS	Coca-Cola HBC AG	1-Month LIBOR GBP	9/20/2021	Term	94,007	3,017	8,513
GS	Cochlear Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	10,820	74	(725)
GS	Coles Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	1,284,768	153,334	209,694
UBS	Compagnie De Saint Gobain	1-Month LIBOR EUR	9/20/2021	Term	232,339	7,143	28,806
UBS	Compass Group PLC	1-Month LIBOR GBP	9/20/2021	Term	167,770	7,802	7,183
UBS	CRH PLC	1-Month LIBOR EUR	9/20/2021	Term	19,450	558	(680)
GS	Crown Resorts Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	79,082	10,338	(7,948)
UBS	Danone	1-Month LIBOR EUR	9/20/2021	Term	2,418,930	34,018	43,999
UBS	Dassault Aviation S.A.	1-Month LIBOR EUR	9/20/2021	Term	362,240	253	(92,203)
UBS	Dassault Systemes S.A.	1-Month LIBOR EUR	9/20/2021	Term	175,888	1,330	35,483
UBS	DCC PLC	1-Month LIBOR GBP	9/20/2021	Term	171,914	2,077	(22,867)
UBS	Diageo PLC	1-Month LIBOR GBP	9/20/2021	Term	74,067	2,130	3,645
UBS	Direct Line Insurance Group	1-Month LIBOR GBP	9/20/2021	Term	819,917	199,661	28,760
MS	Eiffage	1-Month LIBOR EUR	3/18/2026	Term	1,493,052	15,426	189,839
UBS	Eiffage	1-Month LIBOR EUR	9/20/2021	Term	712,669	7,638	121,641
MS	Engie	1-Month LIBOR EUR	3/18/2026	Term	7,483	502	1,244

UBS	Engie	1-Month LIBOR EUR	9/20/2021	Term	940,714	69,243	267,657
UBS	Eutelsat Communications	1-Month LIBOR EUR	9/20/2021	Term	135,621	7,810	(20,752)
UBS	Evraz PLC	1-Month LIBOR GBP	9/20/2021	Term	1,627,797	209,638	(673,942)
UBS	Experian PLC	1-Month LIBOR GBP	9/20/2021	Term	47,708	1,497	2,060
UBS	Faurecia	1-Month LIBOR EUR	9/20/2021	Term	529,179	13,787	117,485
MS	Ferguson PLC	1-Month LIBOR GBP	3/18/2026	Term	996,169	14,553	289,712
UBS	Ferguson PLC	1-Month LIBOR GBP	9/20/2021	Term	1,303,014	19,577	425,464
GS	Flight Centre Travel Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	37,271	1,490	(4,637)
GS	Fortescue Metals Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	140,424	58,621	302,882
UBS	Glaxosmithkline PLC	1-Month LIBOR GBP	9/20/2021	Term	353,060	18,236	29,797
UBS	Glencore PLC	1-Month LIBOR GBP	9/20/2021	Term	936,433	242,305	(287,105)
UBS	GVC Holdings PLC	1-Month LIBOR GBP	9/20/2021	Term	5,497	560	237
GS	Harvey Norman Holdings Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	42,581	21,174	13,201
MS	Hermes International	1-Month LIBOR EUR	3/18/2026	Term	789,117	1,228	79,586
UBS	Hermes International	1-Month LIBOR EUR	9/20/2021	Term	5,092	7	(154)
UBS	Imperial Brands PLC	1-Month LIBOR GBP	9/20/2021	Term	2,870	129	(35)
GS	Incitec Pivot Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	38	18	(5)
MS	Kingfisher PLC	1-Month LIBOR GBP	3/18/2026	Term	511,237	163,459	(93,729)
UBS	Kingfisher PLC	1-Month LIBOR GBP	9/20/2021	Term	814,166	283,213	(94,102)
UBS	Kingspan Group PLC	1-Month LIBOR EUR	9/20/2021	Term	30,294	607	7,955
UBS	Legrand S.A.	1-Month LIBOR EUR	9/20/2021	Term	237,890	4,405	105,752
MS	L'Oreal	1-Month LIBOR EUR	3/18/2026	Term	1,370,651	5,278	65,256
UBS	L'Oreal	1-Month LIBOR EUR	9/20/2021	Term	1,612,259	6,964	273,061
GS	Magellan Financial Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	12,510	379	1,721
UBS	Marks & Spencer Group PLC	1-Month LIBOR GBP	9/20/2021	Term	64,936	27,236	(8,188)
GS	Medibank Private Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	440,752	265,719	77,805
UBS	Meggitt PLC	1-Month LIBOR GBP	9/20/2021	Term	1,061	131	(142)
UBS	Michelin	1-Month LIBOR EUR	9/20/2021	Term	359,804	3,668	43,238
MS	Mondi PLC	1-Month LIBOR GBP	3/18/2026	Term	297,319	13,215	(20,362)
UBS	Mondi PLC	1-Month LIBOR GBP	9/20/2021	Term	323,132	14,905	(15,149)
MS	Next PLC	1-Month LIBOR GBP	3/18/2026	Term	641,036	9,457	116,866
UBS	Next PLC	1-Month LIBOR GBP	9/20/2021	Term	188,686	3,523	94,086
UBS	Ocado Group PLC	1-Month LIBOR GBP	9/20/2021	Term	959	65	(66)
GS	Orica Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	156,228	12,720	10,954
GS	Origin Energy Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	27,946	6,069	527
MS	Pearson PLC	1-Month LIBOR GBP	3/18/2026	Term	69,271	6,532	(21,135)
UBS	Pearson PLC	1-Month LIBOR GBP	9/20/2021	Term	225,123	22,118	(62,788)
UBS	Pernod Ricard S.A.	1-Month LIBOR EUR	9/20/2021	Term	116,885	770	11,536
MS	Persimmon PLC	1-Month LIBOR GBP	3/18/2026	Term	566,118	19,329	168,908
UBS	Persimmon PLC	1-Month LIBOR GBP	9/20/2021	Term	795,098	29,867	374,613
MS	Publicis Groupe	1-Month LIBOR EUR	3/18/2026	Term	95,076	1,725	(25,134)
UBS	Publicis Groupe	1-Month LIBOR EUR	9/20/2021	Term	314,285	6,016	(69,021)
GS	REA Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	244,700	4,494	46,788
UBS	RELX PLC	1-Month LIBOR GBP	9/20/2021	Term	6,890	287	25
UBS	Rentokil Initial PLC	1-Month LIBOR GBP	9/20/2021	Term	1,491	260	130
GS	Rio Tinto Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	1,378,967	28,888	447,680
MS	Rio Tinto PLC	1-Month LIBOR GBP	3/18/2026	Term	549,307	10,039	(61,049)
UBS	Rio Tinto PLC	1-Month LIBOR GBP	9/20/2021	Term	1,246,326	26,236	135,386
UBS	Royal Bank Of Scotland Group	1-Month LIBOR GBP	9/20/2021	Term	12,120	4,643	(708)
MS	Royal Dutch Shell PLC-A Shares	1-Month LIBOR GBP	3/18/2026	Term	309,478	9,983	(80,745)
UBS	Royal Dutch Shell PLC-A Shares	1-Month LIBOR GBP	9/20/2021	Term	3,913,547	130,959	(848,344)
MS	Royal Dutch Shell PLC-B Shares	1-Month LIBOR GBP	3/18/2026	Term	283,345	9,093	(72,583)
UBS	Royal Dutch Shell PLC-B Shares	1-Month LIBOR GBP	9/20/2021	Term	3,446,159	115,186	(735,947)
UBS	RSA Insurance Group PLC	1-Month LIBOR GBP	9/20/2021	Term	126,426	18,559	(2,248)
UBS	Safran S.A.	1-Month LIBOR EUR	9/20/2021	Term	3,965	24	(642)
UBS	Sage Group PLC	1-Month LIBOR GBP	9/20/2021	Term	899,864	105,953	53,649
UBS	Sainsbury (J) PLC	1-Month LIBOR GBP	9/20/2021	Term	179,241	72,916	29,497
MS	Sanofi	1-Month LIBOR EUR	3/18/2026	Term	82,483	943	8,074
UBS	Sanofi	1-Month LIBOR EUR	9/20/2021	Term	724,134	8,871	108,058
UBS	Sartorius Stedim Biotech	1-Month LIBOR EUR	9/20/2021	Term	176,477	1,184	50,361
UBS	Schneider Electric SE	1-Month LIBOR EUR	9/20/2021	Term	981,840	13,109	370,324
UBS	Schroders PLC	1-Month LIBOR GBP	9/20/2021	Term	166,012	4,438	(210)

MS	Scor SE	1-Month LIBOR EUR	3/18/2026	Term	1,014,310	22,909	(148,324)
MS	Smith & Nephew PLC	1-Month LIBOR GBP	3/18/2026	Term	139,535	7,325	25,747
UBS	Smith & Nephew PLC	1-Month LIBOR GBP	9/20/2021	Term	508,847	28,064	123,122
UBS	Smiths Group PLC	1-Month LIBOR GBP	9/20/2021	Term	199,838	11,433	32,768
UBS	Smurfit Kappa Group PLC	1-Month LIBOR EUR	9/20/2021	Term	178,672	5,745	20,615
UBS	Societe Generale S.A.	1-Month LIBOR EUR	9/20/2021	Term	34,197	1,397	5,397
MS	Sodexo S.A.	1-Month LIBOR EUR	3/18/2026	Term	582,790	5,273	(59,573)
UBS	Sodexo S.A.	1-Month LIBOR EUR	9/20/2021	Term	180,441	1,771	(1,194)
GS	Sonic Healthcare Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	126,300	8,750	41,144
UBS	Standard Chartered PLC	1-Month LIBOR GBP	9/20/2021	Term	409,156	57,531	14,630
MS	Suez	1-Month LIBOR EUR	3/18/2026	Term	880,308	67,310	228,389
UBS	Suez	1-Month LIBOR EUR	9/20/2021	Term	575,882	45,433	173,306
GS	Tabcorp Holdings Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	4,052	1,300	(732)
UBS	Taylor Wimpey PLC	1-Month LIBOR GBP	9/20/2021	Term	813,217	410,267	356,251
GS	Telstra Corp. Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	1,010,111	546,390	320,892

UBS	Tesco PLC	1-Month LIBOR GBP	9/20/2021	Term	221,152	81,251	24,635
MS	Total S.A.	1-Month LIBOR EUR	3/18/2026	Term	799,150	13,847	(167,919)
UBS	Total S.A.	1-Month LIBOR EUR	9/20/2021	Term	2,624,562	49,319	(379,099)
GS	Transurban Group	1-Month Bank Bill Swap Rate	6/28/2024	Term	38,586	5,057	12,448
UBS	Unilever PLC	1-Month LIBOR GBP	9/20/2021	Term	706,612	13,821	61,525
UBS	Valeo S.A.	1-Month LIBOR EUR	9/20/2021	Term	677,378	24,955	(13,670)
UBS	Veolia Environnement	1-Month LIBOR EUR	9/20/2021	Term	1,105,332	55,121	530,159
MS	Wendel	1-Month LIBOR EUR	3/18/2026	Term	108,687	865	295
UBS	Wendel	1-Month LIBOR EUR	9/20/2021	Term	325,184	2,862	35,902
GS	Wesfarmers Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	615,304	29,480	239,212
MS	WM Morrison Supermarkets	1-Month LIBOR GBP	3/18/2026	Term	302,128	104,668	(54,509)
UBS	WM Morrison Supermarkets	1-Month LIBOR GBP	9/20/2021	Term	177,775	63,748	(25,988)
UBS	WPP PLC	1-Month LIBOR GBP	9/20/2021	Term	679,043	62,000	(42,870)
					$73,927,158		$3,800,019
Total Return Swaps - Short

							Value/
							Unrealized
	Portfolio Pays Total Return On	Portfolio Receives					Appreciation
Counterparty (a)	Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	(Depreciation)
GS	Acacia Communications Inc.	1-Month LIBOR USD	4/2/2029	Term	$642,530	13,400	$(265,612)
GS	Altria Group Inc.	1-Month LIBOR USD	4/2/2029	Term	7,758,152	158,136	1,094,640
GS	Chevron Corp.	1-Month LIBOR USD	4/2/2029	Term	4,386,902	35,634	976,438
GS	Citigroup Inc.	1-Month LIBOR USD	4/2/2029	Term	8,820,132	115,326	1,456,539
GS	First American Financial	1-Month LIBOR USD	4/2/2029	Term	1,362,348	24,600	(52,335)
GS	Halliburton Co.	1-Month LIBOR USD	4/2/2029	Term	2,492,974	117,096	479,981
GS	HCA Healthcare Inc.	1-Month LIBOR USD	4/2/2029	Term	4,866,992	33,510	603,628
GS	Intel Corp.	1-Month LIBOR USD	4/2/2029	Term	698,787	10,535	111,569
GS	McDonald's Corp.	1-Month LIBOR USD	4/2/2029	Term	1,492,931	6,962	134,899
GS	New Residential Investment	1-Month LIBOR USD	4/2/2029	Term	1,765,942	106,318	(15,264)
GS	PNC Financial Services Group	1-Month LIBOR USD	4/2/2029	Term	6,014,834	47,253	(54,894)
GS	Popular Inc.	1-Month LIBOR USD	4/2/2029	Term	724,430	13,100	95,255
GS	Raytheon Company	1-Month LIBOR USD	4/2/2029	Term	9,774,760	43,000	1,681,041
GS	Stryker Corp.	1-Month LIBOR USD	4/2/2029	Term	270,302	1,283	26,225
GS	TE Connectivity Ltd.	1-Month LIBOR USD	4/2/2029	Term	4,454,573	49,900	296,122
GS	Truist Financial Corp.	1-Month LIBOR USD	4/2/2029	Term	7,669,179	142,391	1,046,450
GS	UnitedHealth Group Inc.	1-Month LIBOR USD	4/2/2029	Term	6,246,520	24,500	-
GS	VEREIT Inc.	1-Month LIBOR USD	4/2/2029	Term	1,464,615	171,300	(66,957)
GS	Verizon Communications Inc.	1-Month LIBOR USD	4/2/2029	Term	3,283,008	56,477	162,300
GS	WABCO Holdings Inc.	1-Month LIBOR USD	4/2/2029	Term	1,889,094	14,176	8,767
					$76,079,005		$7,718,792
Swaps on Futures

							Value/
							Unrealized
	Portfolio Receives Total Return On	Portfolio Pays					Appreciation
Counterparty	Reference Entity	Base Financing Rate (c)	Termination Date	Payment Frequency	Notional Value	Number of Units	(Depreciation)
GS	Airbus Group Dividend Future - December 2020 Expiration	N/A	12/18/2020	Term	$72,227	35	$(9,829)
GS	Airbus Group Dividend Future - December 2021 Expiration	N/A	12/17/2021	Term	72,246	30	(14,153)
GS	Airbus Group Dividend Future - December 2022 Expiration	N/A	12/16/2022	Term	72,250	30	(7,159)
GS	Assicurazioni Generali S.p.A. Dividend Future - December 2020 Expiration	N/A	12/18/2020	Term	72,209	74	(532)
GS	Assicurazioni Generali S.p.A. Dividend Future - December 2021 Expiration	N/A	12/17/2021	Term	72,260	73	960
GS	Assicurazioni Generali S.p.A. Dividend Future - December 2022 Expiration	N/A	12/16/2022	Term	72,220	75	809
GS	Banco Santander Dividend Future - December 2020 Expiration	N/A	12/18/2020	Term	180,690	825	6,853
GS	Banco Santander Dividend Future - December 2021 Expiration	N/A	12/17/2021	Term	180,955	866	7,114
GS	Banco Santander Dividend Future - December 2022 Expiration	N/A	12/16/2022	Term	180,722	899	(6,209)
GS	British American Tobacco - December 2020 Expiration	N/A	12/18/2020	Term	192,953	77	4,296
GS	British American Tobacco - December 2021 Expiration	N/A	12/17/2021	Term	192,955	108	(13,886)
GS	British American Tobacco - December 2022 Expiration	N/A	12/16/2022	Term	193,020	109	(28,521)
GS	Bayer AG Dividend Future - December 2020 Expiration	N/A	12/18/2020	Term	225,716	86	19,333
GS	Bayer AG Dividend Future - December 2021 Expiration	N/A	12/17/2021	Term	225,771	94	11,977
GS	Bayer AG Dividend Future - December 2022 Expiration	N/A	12/16/2022	Term	225,784	102	21,795
GS	BBVA Dividend Future - December 2020 Expiration	N/A	12/18/2020	Term	72,366	279	852
GS	BBVA Dividend Future - December 2021 Expiration	N/A	12/17/2021	Term	72,135	286	645
GS	BBVA Dividend Future - December 2022 Expiration	N/A	12/16/2022	Term	72,265	305	(423)
GS	BMW AG Dividend Future - December 2020 Expiration	N/A	12/18/2020	Term	72,247	26	(7,401)
GS	BMW AG Dividend Future - December 2021 Expiration	N/A	12/17/2021	Term	72,236	25	(10,062)
GS	BMW AG Dividend Future - December 2022 Expiration	N/A	12/16/2022	Term	72,244	25	(7,224)
GS	BNP Paribas S.A. Dividend Future - December 2020 Expiration	N/A	12/18/2020	Term	72,235	23	800
GS	BNP Paribas S.A. Dividend Future - December 2021 Expiration	N/A	12/17/2021	Term	72,225	24	1,262
GS	BNP Paribas S.A. Dividend Future - December 2022 Expiration	N/A	12/16/2022	Term	72,228	26	(674)
GS	Carrefour S.A. Dividend Future - December 2020 Expiration	N/A	12/18/2020	Term	180,683	357	(16,905)
GS	Carrefour S.A. Dividend Future - December 2021 Expiration	N/A	12/17/2021	Term	180,585	363	24,375
GS	Carrefour S.A. Dividend Future - December 2022 Expiration	N/A	12/16/2022	Term	180,484	344	1,085
GS	Daimler AG Dividend Future - December 2020 Expiration	N/A	12/18/2020	Term	225,701	131	(118,284)
GS	Daimler AG Dividend Future - December 2021 Expiration	N/A	12/17/2021	Term	225,779	114	(108,396)
GS	Daimler AG Dividend Future - December 2022 Expiration	N/A	12/16/2022	Term	225,790	112	(71,222)
GS	Deutsche Lufthansa AG Dividend Future - December 2020 Expiration	N/A	12/18/2020	Term	225,764	300	(18,666)
GS	Deutsche Lufthansa AG Dividend Future - December 2021 Expiration	N/A	12/17/2021	Term	225,851	335	(42,888)
GS	Deutsche Lufthansa AG Dividend Future - December 2022 Expiration	N/A	12/16/2022	Term	225,600	370	(14,320)
GS	E.ON SE Dividend Future - December 2020 Expiration	N/A	12/18/2020	Term	180,558	387	(1,234)
GS	E.ON SE Dividend Future - December 2021 Expiration	N/A	12/17/2021	Term	180,663	381	(11,313)
GS	Renault S.A. - December 2020 Expiration	N/A	12/18/2020	Term	225,687	117	(106,627)
GS	Renault S.A. - December 2021 Expiration	N/A	12/17/2021	Term	225,734	146	(159,053)
GS	Renault S.A. - December 2022 Expiration	N/A	12/16/2022	Term	225,734	157	(142,920)
GS	Repsol S.A. - December 2020 Expiration	N/A	12/18/2020	Term	225,734	274	(23,888)
GS	Repsol S.A. - December 2021 Expiration	N/A	12/17/2021	Term	225,665	246	(47,597)
GS	Repsol S.A. - December 2022 Expiration	N/A	12/16/2022	Term	225,716	259	(31,941)
GS	Société Générale S.A. - December 2020 Expiration	N/A	12/18/2020	Term	225,692	105	8,480
GS	Société Générale S.A. - December 2021 Expiration	N/A	12/17/2021	Term	225,759	132	(22,630)
GS	Société Générale S.A. - December 2022 Expiration	N/A	12/16/2022	Term	225,674	148	(22,933)
GS	Telef÷nica S.A. - December 2020 Expiration	N/A	12/18/2020	Term	72,187	183	134
GS	Telef÷nica S.A. - December 2021 Expiration	N/A	12/17/2021	Term	72,231	188	(3,973)
GS	Telef÷nica S.A. - December 2022 Expiration	N/A	12/16/2022	Term	72,162	193	(9,613)
GS	Total S.A. Dividend Future - December 2021 Expiration	N/A	12/17/2021	Term	87,500	35	1,954
GS	UBS Group AG - December 2020 Expiration	N/A	12/18/2020	Term	158,174	219	(5,407)
GS	UBS Group AG - December 2021 Expiration	N/A	12/17/2021	Term	158,186	231	(11,554)
GS	UBS Group AG - December 2022 Expiration	N/A	12/16/2022	Term	158,057	236	(23,214)
GS	Unibail-Rodamco-Westfield SE Dividend Future - December 2020 Expiration	N/A	12/18/2020	Term	72,239	7	1,587
GS	Unibail-Rodamco-Westfield SE Dividend Future - December 2021 Expiration	N/A	12/17/2021	Term	72,233	7	(6,868)
GS	Unibail-Rodamco-Westfield SE Dividend Future - December 2022 Expiration	N/A	12/16/2022	Term	72,229	8	(15,833)
GS	UniCredit S.p.A. Dividend Future - December 2020 Expiration	N/A	12/18/2020	Term	225,875	353	(1,847)
GS	UniCredit S.p.A. Dividend Future - December 2021 Expiration	N/A	12/17/2021	Term	225,800	332	(12,733)
GS	UniCredit S.p.A. Dividend Future - December 2022 Expiration	N/A	12/16/2022	Term	225,902	337	2,412
GS	Vodafone Group PLC - December 2020 Expiration	N/A	12/18/2020	Term	61,553	799	(1,533)
GS	Vodafone Group PLC - December 2021 Expiration	N/A	12/17/2021	Term	61,822	847	(1,481)
GS	Vodafone Group PLC - December 2022 Expiration	N/A	12/16/2022	Term	61,811	896	2,237
					$9,028,973		$(1,041,986)

							$10,476,825

(a)The full legal name of "GS" is "Goldman Sachs International," the full legal name of "MS" is "Morgan Stanley Capital Services LLC," and the full legal name of "UBS" is "UBS Group AG."

(b)The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread. Each swap's base financing rate is refreshed on a periodic basis, typically monthly. To the extent different swaps linked to the same base financing rate refresh at different times, there may be modest temporary differences in their rates. The financing rates as of February 29, 2020 are as follows:

	Variable Rate as of	Fixed Spread Range as of
	February 29, 2020	February 29, 2020
1-Month LIBOR USD	1.52%	0.00% - 0.50%
1-Month LIBOR EUR	(0.53)%	0.25% - 0.75%
1-Month LIBOR BP	0.68%	0.25% - 0.75%
1-Month Bank Bill Swap Rate	0.79%	0.25% - 0.75%

(c)These swaps do not have any financing accruals. The Portfolio has contracted to receive the total return of the reference entity. To the extent that return is positive, the Portfolio will earn a positive return; to the extent that return is negative, the Portfolio will bear a loss.

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 29, 2020 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 93.3%
Australia - 1.2%
Accent Group Ltd.	125,886	$136,521
ALS Ltd.	621	3,434
Altium Ltd.	3,549	72,806
ARB Corp. Ltd.	4,164	47,023
Breville Group Ltd.	11,280	145,082
Cleanaway Waste Management Ltd.	15,072	22,546
Collins Foods Ltd.	850	4,908
CSR Ltd.	62,112	171,830
Downer EDI Ltd.	23,158	87,467
FlexiGroup Ltd.	2,504	2,533
GDI Property Group	471	459
Growthpoint Properties Australia Ltd.	10,417	29,138
GWA Group Ltd.	12,325	26,716
IDP Education Ltd.	6,652	94,099
Inghams Group Ltd. (a)	15,009	34,013
JB Hi-Fi Ltd.	7,613	184,099
Magellan Financial Group Ltd.	1,791	66,257
Metcash Ltd. (a)	166,927	271,557
Mineral Resources Ltd.	21,059	230,009
Monadelphous Group Ltd.	24,560	234,209
Nanosonics Ltd. (b)	10,625	47,020
OZ Minerals Ltd.	22,528	133,540
Regis Resources Ltd.	26,745	69,961
Sandfire Resources N.L.	28,861	81,097
Southern Cross Media Group, Ltd.	31,432	14,247
Super Retail Group Ltd.	36,630	195,967
Vita Group Ltd.	75,990	71,623
Whitehaven Coal Ltd.	71,113	93,738
		2,571,899
Austria - 1.4%
Agrana Beteiligungs AG	4,795	93,506
AT&S Austria Technologie & Systemtechnik AG	357	6,228
BAWAG Group AG (c)	1,110	47,867
DO & CO AG	402	35,104
EVN AG	5,257	88,309
FACC AG	2,600	25,699
Kapsch TrafficCom AG	452	10,479
Oesterreichische Post AG (a)	8,545	272,866
Porr AG (a)	1,843	32,718
S&T AG (a)	5,105	114,055
Telekom Austria AG	55,437	419,217
UNIQA Insurance Group AG	20,650	185,645
Vienna Insurance Group AG Wiener Versicherung Gruppe	28,519	693,613
Wienerberger AG	39,350	1,007,387
Zumtobel Group AG (b)	1,129	8,892
		3,041,585
Belgium - 1.9%
AGFA-Gevaert N.V. (b)	24,889	110,824

Balta Group S.A. (b)(c)	2,448	6,229
Barco N.V.	3,489	750,161
Bekaert S.A.	30,105	654,090
Bpost S.A.	40,171	329,872
D'ieteren S.A.	17,149	1,007,274
Econocom Group SE	2,333	6,589
Fagron	1,129	23,900
Ion Beam Applications S.A. (b)	115	1,125
KBC Ancora	884	38,105
Ontex Group N.V.	11,362	171,719
Orange Belgium S.A.	23,054	439,973
Recticel S.A.	48,769	361,794
Sioen Industries N.V.	652	13,425
Sofina S.A.	1,505	325,343
Van de Velde N.V.	521	14,149
		4,254,572
Bermuda - 0.4%
BW LPG Ltd. (c)	24,205	151,097
Emperor International Holdings Ltd.	26,000	4,981
Esprit Holdings Ltd. (b)	100,100	16,813
Golden Ocean Group Ltd.	3,246	13,135
G-Resources Group Ltd. (b)	2,235,000	15,061
Johnson Electric Holdings Ltd.	36,000	83,878
NewOcean Energy Holdings Ltd. (b)	22,000	3,243
Stolt-Nielsen Ltd.	1,596	17,759
VTech Holdings Ltd.	63,400	561,346
		867,313
Canada - 3.5%
Aecon Group, Inc. (b)	42	492
AGF Management Ltd. (b)	23,906	108,644
Aritzia, Inc. (b)	9,376	154,515
ATS Automation Tooling Systems, Inc. (b)	7,974	106,518
B2Gold Corp. (b)	2,900	11,581
Badger Daylighting Ltd. (a)(b)	2,200	51,466
BRP, Inc. (b)	13,497	553,354
Canadian Western Bank (b)	486	10,826
Canfor Corp. (b)	9,045	75,069
Canfor Pulp Products, Inc. (b)	35,973	191,624
Cascades, Inc. (b)	4,300	34,951
Celestica, Inc. (b)	600	3,782
Centerra Gold, Inc. (b)	38,600	243,865
CES Energy Solutions Corp. (b)	7,400	11,192
Cogeco Communications, Inc. (b)	900	71,222
Cogeco, Inc. (b)	2,556	175,459
Colliers International Group, Inc. (b)	1,200	97,270
Computer Modelling Group Ltd. (b)	11,996	62,293
Corby Spirit and Wine Ltd. (b)	300	3,442
Corus Entertainment, Inc. (b)	45,610	143,057
Crescent Point Energy Corp. (b)	100,900	274,379
Descartes Systems Group, Inc. (b)	2,600	107,952
DIRTT Environmental Solutions (b)	2,185	3,939
Dorel Industries, Inc. (b)	611	1,689
Dundee Corp. (b)	1,800	1,515
ECN Capital Corp. (b)	50,000	204,507

Enghouse Systems Ltd. (b)	10,376	393,472
Equitable Group, Inc. (b)	5,609	372,332
Evertz Technologies Ltd. (b)	8,500	104,679
Exco Technologies Ltd. (b)	28,811	161,415
First National Financial Corp. (b)	200	5,118
FirstService Corp. (b)	1,000	99,221
Genworth MI Canada, Inc. (a)(b)	2,698	104,825
Gibson Energy Inc. (b)	7,000	133,612
Great Canadian Gaming Corp. (b)	3,300	96,695
Hudbay Minerals, Inc. (b)	1,052	2,563
Kirkland Lake Gold Ltd. (b)	8,300	267,690
Labrador Iron Ore Royalty Corp. (b)	2,290	33,235
Largo Resources Ltd. (b)	87,681	58,791
Linamar Corp. (b)	9,400	258,557
Lucara Diamond Corp. (b)	1,500	749
Magellan Aerospace Corp. (b)	3,800	32,359
Morneau Shepell, Inc. (b)	900	22,221
Norbord, Inc.	1,880	49,933
North West Co., Inc. (b)	3,735	71,486
Parex Resources, Inc. (b)	31,100	425,402
Parkland Fuel Corp. (b)	8,321	261,610
Pason Systems, Inc. (b)	11,468	105,175
Pretium Resources, Inc. (b)	900	6,403
Recipe Unlimited Corp. (b)	8,299	99,545
Russel Metals, Inc. (a)(b)	13,199	193,720
Secure Energy Services, Inc. (b)	5,400	16,133
Sierra Wireless, Inc. (b)	6,157	47,889
Silvercorp Metals, Inc. (a)(b)	105,800	336,574
Spin Master Corp. (b)(c)	656	14,623
Sprott, Inc. (b)	29,719	61,774
SSR Mining, Inc. (b)	4,100	64,146
Superior Plus Corp. (b)	3,400	25,407
Taseko Mines Ltd. (b)	7,450	2,553
TFI International, Inc. (b)	2,392	73,778
TMX Group Ltd. (b)	1,000	83,226
Toromont Industries Ltd. (b)	3,896	192,616
Total Energy Services, Inc. (b)	800	3,081
TransAlta Corp. (b)	15,325	114,745
Transcontinental, Inc. (b)	15,278	184,622
Winpak Ltd. (b)	9,363	306,717
WSP Global, Inc. (b)	2,021	133,208
		7,726,503
Cayman Islands - 0.4%
Bright Smart Securities & Commodities Group Ltd.	8,000	1,114
Crystal International Group Ltd. (c)	12,500	3,873
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,570,000	499,020
Sapiens International Corp., N.V.	1,518	35,423
SITC International Holdings Co., Ltd.	211,000	245,489
		784,919
Denmark - 1.5%
Ambu A/S	500	11,387
Bang & Olufsen A/S (a)(b)	1,150	5,696
D/S Norden A/S	1,433	16,540
GN Store Nord A/S	11,599	647,248

Matas A/S	32,903	272,193
Nilfisk Holding A/S (b)	587	12,071
NKT A/S (b)	122	3,027
NNIT A/S (c)	189	2,930
Per Aarsleff Holding A/S	16,370	476,200
Rockwool International A/S	2,326	542,672
Royal Unibrew A/S	2,502	216,462
Scandinavian Tobacco Group A/S (c)	29,257	375,580
SimCorp A/S	3,201	309,110
Spar Nord Bank A/S	689	5,822
Topdanmark A/S	7,525	328,683
		3,225,621
Faroe Islands - 0.1%
Bakkafrost P/F	2,468	156,815
Finland - 2.3%
Adapteo OYJ	844	9,103
Aktia Bank OYJ	1,171	13,328
Caverion OYJ	41,587	290,963
Finnair OYJ	1,817	9,580
F-Secure OYJ (b)	5,175	17,107
Kesko OYJ	12,074	822,788
Konecranes OYJ	10,456	308,643
Metsa Board OYJ	11,795	67,934
Oriola OYJ - Class B	7,650	16,451
Outokumpu OYJ	82,784	317,700
Outotec OYJ	62,058	319,021
Rovio Entertainment OYJ (a)(c)	53,871	210,764
Sanoma OYJ	46,507	527,789
Tieto OYJ	15,652	442,797
Tokmanni Group Corp.	48,322	645,474
Uponor OYJ	8,652	113,750
Valmet OYJ	8,655	206,650
YIT OYJ	103,861	690,236
		5,030,078
Germany - 4.6%
Aareal Bank AG	3,352	93,137
ADVA Optical Networking SE (b)	35,313	237,035
Aurubis AG	3,470	166,246
BayWa AG	315	8,475
Bechtle AG	2,953	393,004
Bilfinger SE	968	29,492
Borussia Dortmund GmbH & Co. KGaA	75,565	641,081
CANCOM SE	10,517	523,825
Ceconomy AG (b)	104,289	502,911
CENTROTEC Sustainable AG	368	5,979
CEWE Stiftung & Co. KGaA	6,284	674,394
CropEnergies AG	1,928	20,016
CTS Eventim AG & Co. KGaA	1,611	86,333
Draegerwerk AG & Co. KGaA	299	13,748
Duerr AG	28	888
ElringKlinger AG (a)(b)	12,846	86,936
Freenet AG	7,163	141,000
Gesco AG	426	8,832

Hamburger Hafen und Logistik AG	10,804	230,587
HelloFresh SE (b)	38,874	947,903
Hornbach Holding AG & Co. KGaA	2,856	162,171
Hypoport AG (b)	191	64,878
Indus Holding AG	2,730	99,233
Jenoptik AG	25	597
JOST Werke AG (c)	6,977	237,600
Krones AG	11,359	720,117
Manz AG (b)	214	4,069
MBB SE	24	1,531
MLP SE	4,875	26,263
Nemetschek SE	1,071	68,169
New Work SE	239	64,378
Norma Group SE	1,213	39,771
OHB SE	3,043	118,671
ProSiebenSat.1 Media SE	40,014	484,582
Rational AG	1,120	766,121
Rheinmetall AG	4,544	421,849
Rhoen Klinikum AG	299	5,957
Salzgitter AG	3,684	61,770
Siltronic AG	2,142	203,433
SMA Solar Technology AG (b)	582	19,988
Software AG	4,147	136,432
Stroeer SE & Co., KGaA	5,013	375,221
Suedzucker AG	8,986	140,533
Takkt AG	41,319	530,479
Varta AG (a)(b)	467	35,738
VERBIO Vereinigte BioEnergie AG	3,100	32,970
Vossloh AG	280	11,113
Washtec AG	988	53,429
zooplus AG (b)	3,535	350,831
		10,049,716
Hong Kong - 1.1%
Agritrade Resources Ltd.	140,000	3,520
Cafe de Coral Holdings Ltd.	50,000	110,426
Chinese Estates Holdings Ltd.	19,500	12,910
Chong Hing Bank Ltd.	4,000	6,130
Chow Sang Sang Holdings International Ltd.	95,000	112,284
CITIC Telecom International Holdings Ltd.	776,000	283,853
Dah Sing Banking Group Ltd.	12,000	14,917
Fairwood Holdings Ltd.	9,500	23,271
First Pacific Co., Ltd.	46,000	13,067
Giordano International Ltd.	572,000	134,836
Global Brands Group Holding Ltd. (b)	36,600	1,933
Good Resources Holdings Ltd. (b)	220,000	2,822
K Wah International Holdings Ltd.	17,000	8,280
Leyou Technologies Holdings Ltd. (a)(b)	375,000	131,602
Luk Fook Holdings International Ltd.	19,000	46,671
Melco International Development Ltd.	173,000	361,813
Nissin Foods Co. Ltd. (a)	206,000	174,349
Pacific Textiles Holdings Ltd.	188,000	117,936
Regal Hotels International Holdings Ltd.	32,000	14,245
Sa Sa International Holdings Ltd. (a)	858,000	165,352
SmarTone Telecommunications Holdings Ltd.	465,500	330,512

Sun Hung Kai & Co., Ltd.	5,000	2,243
Texwinca Holdings Ltd.	64,000	13,903
The United Laboratories International Holdings Ltd. (a)	204,000	137,828
Value Partners Group Ltd.	26,000	14,755
VSTECS Holdings Ltd.	128,000	61,780
Xinyi Glass Holdings Ltd.	86,000	107,676
		2,408,914
Israel - 1.4%
Bezeq The Israeli Telecommunication Corp. Ltd. (b)	509,743	371,750
Caesarstone Ltd.	10,906	117,894
Delek Automotive Systems Ltd.	3,236	17,423
Delek Group Ltd.	253	24,547
Delta Galil Industries Ltd.	508	9,695
Equital Ltd. (b)	5,361	129,557
First International Bank Of Israel Ltd.	17,620	472,029
Formula Systems 1985 Ltd.	1,190	79,124
Hadera Paper Ltd.	318	9,654
Harel Insurance Investments & Financial Services Ltd.	3,322	19,531
Hilan Ltd.	411	15,676
IDI Insurance Co., Ltd.	116	3,226
Israel Corp. Ltd. (b)	1,213	167,945
Matrix IT Ltd.	20,895	381,975
Naphtha Israel Petroleum Corp. Ltd. (b)	4,129	17,023
Nova Measuring Instruments Ltd. (b)	1,588	54,720
Oil Refineries Ltd.	826,410	279,983
Partner Communications Co., Ltd. (b)	6,564	31,642
Paz Oil Co., Ltd.	1,895	207,797
Radware Ltd. (b)	2,117	48,098
Rami Levy Chain Stores Ltd.	5,100	284,163
Shikun & Binui Ltd.	4,387	23,631
Shufersal Ltd.	42	264
Strauss Group Ltd.	11,871	359,921
Tower Semiconductor Ltd. (b)	3,191	60,290
		3,187,558
Italy - 3.7%
A2A S.p.A.	234,207	408,346
ACEA S.p.A.	2,476	52,147
Arnoldo Mondadori Editore S.p.A. (b)	148,106	253,100
Ascopiave S.p.A.	24,480	106,207
ASTM S.p.A.	22,969	568,494
Banca Generali S.p.A.	16,490	512,592
Banca Popolare di Sondrio SCPA	173,186	413,923
Biesse S.p.A.	36,986	502,471
Buzzi Unicem S.p.A.	26,302	351,640
Cairo Communication S.p.A.	62,438	151,430
Datalogic S.p.A.	5,872	88,925
DeA Capital S.p.A.	8,875	13,659
El.En. S.p.A.	1,659	46,449
Enav S.p.A. (c)	93,228	556,791
ERG S.p.A.	2,759	64,796
Fincantieri S.p.A. (a)	8,154	6,511
GEDI Gruppo Editoriale S.p.A. (b)	6,558	3,298
GEOX S.p.A. (a)	14,261	14,500
Hera S.p.A.	138,843	595,939

Iren S.p.A.	157,301	486,915
La Doria S.p.A.	1,220	11,084
Mediaset S.p.A. (a)(b)	103,295	241,515
OVS S.p.A. (a)(b)(c)	179,552	296,092
Piaggio & C. S.p.A.	194,486	464,616
Rai Way S.p.A. (c)	11,619	70,491
Saipem S.p.A.	204,176	780,166
Sesa S.p.A.	296	15,584
Sogefi S.p.A. (b)	8,568	10,232
Technogym S.p.A. (c)	16,232	171,417
Tinexta S.p.A.	2,337	31,769
Tod's S.p.A.	270	9,255
Unipol Gruppo S.p.A.	165,533	824,776
		8,125,130
Japan - 32.4%
Achilles Corp.	5,700	89,848
Adastria Co., Ltd. (a)	17,200	277,835
ADEKA Corp.	7,400	96,104
Aeon Delight Co., Ltd.	7,700	235,051
Aeon Fantasy Co., Ltd.	100	1,729
Ai Holdings Corp.	6,700	94,341
Aica Kogyo Co., Ltd.	6,600	193,939
Aichi Corp.	2,000	11,509
Aichi Steel Corp.	600	16,611
Aida Engineering Ltd.	10,800	79,419
Ain Holdings, Inc.	3,400	197,835
Aisan Industry Co., Ltd.	12,700	73,206
Akatsuki, Inc.	1,000	38,431
Alpen Co., Ltd.	9,400	139,148
Alps Alpine Co., Ltd.	60	914
Altech Corp.	5,630	84,269
Amano Corp.	6,100	150,033
Amuse, Inc.	5,500	113,899
Anest Iwata Corp.	6,300	56,743
Anicom Holdings, Inc.	1,700	52,377
Anritsu Corp. (a)	6,600	109,090
AOKI Holdings, Inc.	12,000	101,382
Aoyama Trading Co., Ltd.	9,000	100,714
Arata Corp.	6,600	251,584
Arcland Sakamoto Co., Ltd.	12,600	126,859
Arcland Service Holdings Co., Ltd.	7,600	116,392
Arcs Co., Ltd.	13,100	207,782
Argo Graphics, Inc.	4,400	131,343
As One Corp.	2,100	155,539
Asahi Co., Ltd.	3,800	38,180
Asahi Diamond Industrial Co., Ltd.	13,900	67,433
Asics Corp.	4,100	44,093
ASKUL Corp.	8,600	242,810
Ateam, Inc.	27,600	198,714
Atom Corp.	14,300	119,590
Autobacs Seven Co., Ltd.	14,600	186,744
Avex, Inc.	6,500	60,867
Axial Retailing, Inc.	5,100	161,525
Azbil Corp.	14,700	363,531

Bando Chemical Industries Ltd.	7,100	45,794
Bank of Iwate Ltd.	200	4,121
BayCurrent Consulting, Inc.	900	54,027
Belc Co., Ltd.	3,400	163,760
Benefit One, Inc.	5,600	85,281
BeNEXT Group, Inc.	9,700	75,501
Bengo4.com, Inc. (a)(b)	2,600	95,256
Bic Camera, Inc.	19,800	173,927
BML, Inc.	7,800	209,158
Broadleaf Co., Ltd.	17,400	71,894
BRONCO BILLY Co., Ltd.	5,000	99,162
Bunka Shutter Co., Ltd.	16,800	119,549
Canon Electronics, Inc.	5,700	97,562
Canon Marketing Japan, Inc.	22,400	514,103
Capcom Co., Ltd.	5,600	152,273
Cawachi Ltd.	9,400	175,014
Central Security Patrols Co. Ltd.	1,600	65,446
Chiyoda Co., Ltd.	17,500	197,044
Chiyoda Integre Co., Ltd.	4,800	79,852
Chori Co., Ltd.	11,700	192,954
Chubu Shiryo Co., Ltd.	12,900	169,961
Chudenko Corp.	8,100	167,974
Chugoku Marine Paints Ltd.	4,000	33,948
CI Takiron Corp.	30,400	174,188
Citizen Watch Co., Ltd.	37,800	149,007
Cleanup Corp.	2,440	11,681
CMIC Holdings Co., Ltd.	700	8,859
CMK Corp.	200	864
Coco Kara Fine, Inc.	6,200	287,067
Colopl, Inc. (a)	8,100	62,501
Colowide Co., Ltd.	2,600	42,651
Computer Engineering & Consulting Ltd.	3,500	54,211
COMSYS Holdings Corp.	4,400	108,255
Comture Corp.	1,600	31,400
CONEXIO Corp.	10,900	136,775
COOKPAD, Inc. (b)	9,900	25,176
Corona Corp.	1,800	15,919
Cosel Co., Ltd.	4,300	39,692
Cosmo Energy Holdings Co. Ltd.	7,100	119,709
Cosmos Pharmaceutical Corp.	1,800	392,380
Create Restaurants Holdings, Inc.	20,000	157,851
Create SD Holdings Co., Ltd.	9,400	212,053
CROOZ, Inc. (b)	200	2,103
Curves Holdings Co. Ltd. (b)(d)	6,000	40,893
Cybozu, Inc.	11,900	201,132
Dai-Dan Co., Ltd.	5,800	141,076
Daido Metal Co. Ltd.	19,000	103,184
Daido Steel Co., Ltd.	2,300	82,863
Daiho Corp.	1,800	38,350
Daiichi Jitsugyo Co., Ltd.	7,800	241,360
Daiichikosho Co. Ltd.	1,800	73,589
Daikokutenbussan Co., Ltd.	4,500	126,490
Daikyonishikawa Corp.	6,200	34,556
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,100	23,665

Daisyo Corp.	7,400	92,470
Daiwabo Holdings Co., Ltd.	4,200	211,835
DCM Holdings Co., Ltd.	11,600	105,188
DeNA Co., Ltd.	2,400	30,986
Denki Kogyo Co., Ltd.	2,100	52,779
Denyo Co., Ltd.	9,700	166,169
Descente Ltd.	8,000	109,218
DIC Corp.	4,000	94,510
Digital Arts, Inc.	700	33,447
Digital Hearts Holdings Co. Ltd.	7,000	52,467
Dip Corp.	1,300	31,432
DMG Mori Co., Ltd.	6,100	76,150
Doshisha Co., Ltd.	14,500	185,597
Doutor Nichires Holdings Co., Ltd.	13,400	224,172
DTS Corp.	10,200	185,272
Duskin Co., Ltd.	8,700	225,157
DyDo Group Holdings, Inc. (a)	5,800	188,693
Eagle Industry Co., Ltd.	5,000	37,712
Earth Corp.	2,800	145,084
Ebara Corp.	10,100	237,833
EDION Corp.	24,800	207,650
eGuarantee, Inc.	6,900	77,226
Eiken Chemical Co., Ltd.	2,200	38,839
Elan Corp.	6,400	79,699
Elecom Co., Ltd.	8,400	282,748
Elematec Corp.	16,500	140,007
EM Systems Co. Ltd.	11,600	94,827
En-Japan, Inc.	4,700	128,600
Enplas Corp.	2,600	62,343
EPS Holdings, Inc.	5,500	56,802
ESPEC Corp.	3,300	60,540
Exedy Corp.	4,100	76,031
Ezaki Glico Co., Ltd.	5,900	242,371
F@N Communications, Inc.	16,400	66,997
Fancl Corp.	7,800	194,550
FCC Co., Ltd.	9,300	165,807
Feed One Co., Ltd.	64,100	92,255
Fields Corp.	60	218
Foster Electric Co., Ltd.	7,800	103,605
FP Corp.	1,200	72,037
France Bed Holdings Co., Ltd.	13,200	104,923
Fudo Tetra Corp.	76	1,017
Fuji Co., Ltd. (a)	11,900	176,879
Fuji Machine Manufacturing Co., Ltd.	6,200	98,999
Fuji Oil Holdings, Inc.	1,400	32,304
Fuji Pharma Co., Ltd.	400	3,942
Fuji Seal International, Inc.	1,500	26,959
Fuji Soft, Inc.	3,000	98,520
Fujicco Co., Ltd.	4,800	77,699
Fujikura Ltd.	15,900	51,037
Fujimi, Inc.	2,800	71,685
Fujimori Kogyo Co., Ltd.	4,900	129,141

Fujio Food System Co. Ltd.	4,000	52,615
Fujitec Co., Ltd.	13,500	185,396
Fujitsu General Ltd.	10,100	200,495
Fujiya Co., Ltd.	7,800	138,271
Fukuda Corp.	3,200	116,029
Fukui Computer Holdings, Inc.	4,100	101,984
Fukushima Industries Corp.	2,700	86,370
Fullcast Holdings Co., Ltd.	7,600	132,851
Funai Soken Holdings, Inc.	3,850	88,480
Furukawa Electric Co., Ltd.	4,600	100,192
Fuso Chemical Co., Ltd.	1,600	44,514
Futaba Corp.	5,700	54,943
Futaba Industrial Co., Ltd.	5,500	29,254
Future Corp.	8,600	125,893
G-7 Holdings, Inc.	2,200	44,756
Gecoss Corp.	7,400	61,458
Genki Sushi Co., Ltd.	5,600	121,483
Geo Holdings Corp.	8,200	88,679
Giken Ltd.	1,500	50,213
Glory Ltd.	3,500	93,485
GMO Cloud KK	3,700	70,225
Goldwin, Inc.	2,500	152,067
Gree, Inc.	44,400	182,440
GS Yuasa Corp.	5,800	101,868
G-Tekt Corp.	3,800	45,614
GungHo Online Entertainment, Inc.	11,970	189,342
Gunosy, Inc. (b)	4,700	42,931
Gurunavi, Inc.	19,100	128,899
H2O Retailing Corp.	9,800	75,391
Halows Co., Ltd.	3,800	87,049
Hamakyorex Co., Ltd.	1,700	44,354
Hanwa Co., Ltd.	1,400	28,624
Harmonic Drive Systems, Inc.	100	4,208
Haseko Corp.	15,100	194,607
Hazama Ando Corp.	18,100	132,603
Heiwado Co., Ltd.	15,300	237,079
Hibiya Engineering Ltd.	4,900	79,230
Hiday Hidaka Corp.	10,120	153,052
Hinokiya Group Co., Ltd.	3,500	58,431
Hioki EE Corp.	2,200	65,720
Hiramatsu, Inc.	1,200	2,187
HIS Co., Ltd.	2,200	43,430
Hisaka Works Ltd.	700	5,163
Hitachi Transport System Ltd.	1,500	40,491
Hochiki Corp.	10,600	117,791
Hodogaya Chemical Co., Ltd.	1,600	54,186
Hogy Medical Co., Ltd.	1,500	42,550
Horiba Ltd.	1,600	87,470
Hosiden Corp.	26,500	228,672
Hosokawa Micron Corp.	2,600	118,233
House Foods Group, Inc.	6,300	185,369
Hyakugo Bank Ltd.	300	851
Ibiden Co., Ltd.	2,300	50,697
Ichibanya Co., Ltd.	3,700	150,677

Ichikoh Industries Ltd.	5,600	33,837
Ichiyoshi Securities Co., Ltd.	12,100	59,311
Icom, Inc.	6,100	130,435
Idec Corp.	1,400	21,258
IDOM, Inc.	21,500	101,641
Inaba Denki Sangyo Co., Ltd.	12,400	273,306
Inabata & Co., Ltd.	13,800	158,981
Ines Corp.	3,000	40,884
Infocom Corp.	10,200	256,103
Infomart Corp.	3,000	17,889
Information Services International-Dentsu Ltd.	3,400	146,319
Internet Initiative Japan, Inc.	3,100	85,518
Iriso Electronics Co., Ltd.	500	16,925
Ishihara Sangyo Kaisha Ltd.	600	3,959
Ito En Ltd.	7,500	330,019
Itochu-Shokuhin Co., Ltd.	2,900	120,258
Itoham Yonekyu Holdings, Inc.	38,800	214,345
Itoki Corp.	240	788
Iwatani Corp.	5,100	167,447
Iyo Bank Ltd.	100	445
Izumi Co., Ltd.	4,900	135,173
JAC Recruitment Co., Ltd.	8,400	109,018
Japan Aviation Electronics Industry Ltd.	9,100	145,596
Japan Cash Machine Co., Ltd.	7,500	45,461
Japan Elevator Service Holdings Co. Ltd.	5,000	96,408
Japan Material Co., Ltd.	2,000	23,533
Japan Meat Co. Ltd.	15,200	299,840
Japan Pulp & Paper Co., Ltd.	600	19,317
JCR Pharmaceuticals Co., Ltd.	1,200	106,727
JCU Corp.	4,600	106,339
Jeol Ltd.	1,000	26,199
JINS Holdings, Inc.	2,600	159,062
J-Oil Mills, Inc.	3,300	122,839
Joshin Denki Co., Ltd.	7,400	121,985
Joyful Honda Co., Ltd.	4,100	42,719
Justsystems Corp.	2,500	119,166
JVC Kenwood Corp.	45,800	92,402
K&O Energy Group, Inc.	5,500	77,632
Kadokawa Corp.	7,900	103,163
Kaga Electronics Co., Ltd.	800	14,459
Kagome Co., Ltd.	7,500	161,518
Kaken Pharmaceutical Co., Ltd.	1,700	82,023
Kameda Seika Co., Ltd.	2,900	117,672
Kamei Corp.	13,000	117,157
Kanamoto Co., Ltd.	7,100	156,101
Kandenko Co., Ltd.	16,400	138,606
Kanematsu Corp.	10,200	110,753
Kanematsu Electronics Ltd.	3,200	91,009
Kansai Super Market Ltd.	10,800	86,771
Kanto Denka Kogyo Co., Ltd.	600	5,107
Kappa Create Co., Ltd.	11,600	136,966
Kasai Kogyo Co., Ltd.	15,900	97,850
Katakura Industries Co., Ltd.	500	5,762
Kato Sangyo Co., Ltd.	9,800	270,022

Kawasaki Kisen Kaisha Ltd. (b)	9,900	110,461
Keiyo Co., Ltd.	300	1,300
Kenko Mayonnaise Co., Ltd.	1,000	18,204
Kewpie Corp.	6,600	120,904
Key Coffee, Inc.	8,600	161,906
KH Neochem Co., Ltd.	300	5,813
Kinden Corp.	16,800	253,646
Kintetsu Department Store Co., Ltd.	5,900	137,785
Kintetsu World Express, Inc.	14,400	225,136
Kisoji Co., Ltd.	5,400	125,452
Kissei Pharmaceutical Co., Ltd.	1,600	38,655
Kitz Corp.	2,300	13,536
KNT-CT Holdings Co., Ltd. (b)	19,200	166,878
Koatsu Gas Kogyo Co., Ltd.	17,000	104,086
Kobe Bussan Co., Ltd.	5,800	212,636
Kohnan Shoji Co., Ltd.	3,200	64,446
Kokuyo Co., Ltd.	15,500	218,889
Komeri Co., Ltd.	6,400	115,665
Komori Corp.	14,600	110,937
Konishi Co., Ltd.	12,300	151,215
Konoike Transport Co., Ltd.	5,000	61,571
Koshidaka Holdings Co., Ltd.	6,000	31,362
Kotobuki Spirits Co., Ltd.	3,400	163,603
Kourakuen Holdings Corp.	1,800	25,299
Krosaki Harima Corp.	600	30,657
K's Holdings Corp.	40,400	441,296
Kumiai Chemical Industry Co., Ltd.	10,300	68,638
Kura Sushi, Inc.	700	29,593
Kurabo Industries Ltd.	8,000	143,349
Kureha Corp.	700	35,006
Kusuri no Aoki Holdings Co., Ltd.	1,800	110,462
Kyodo Printing Co., Ltd.	100	2,359
Kyoei Steel Ltd.	1,200	18,087
Kyokuto Kaihatsu Kogyo Co., Ltd.	9,400	106,660
Kyokuto Securities Co., Ltd.	600	3,630
KYORIN Holdings, Inc.	9,700	194,107
Kyowa Exeo Corp.	5,000	109,452
Kyudenko Corp.	3,600	95,520
Kyushu Financial Group, Inc.	11,600	39,115
Lasertec Corp.	1,400	64,242
Leopalace21 Corp. (a)(b)	66,900	200,894
Life Corp.	12,000	260,955
Link And Motivation, Inc.	900	3,706
Lintec Corp.	7,700	164,702
Mabuchi Motor Co., Ltd.	1,500	51,729
Macnica Fuji Electronics Holdings, Inc.	15,800	220,647
Maeda Kosen Co., Ltd.	4,100	75,368
Maeda Road Construction Co., Ltd.	10,400	305,370
Makino Milling Machine Co., Ltd.	1,600	53,807
Mandom Corp.	5,800	122,914
Mani, Inc.	4,200	89,688
Mars Group Holdings Corp.	2,200	36,030
Marudai Food Co., Ltd.	9,300	151,808
Maruha Nichiro Corp.	4,000	83,532

Marusan Securities Co., Ltd.	500	2,010
Maruwa Co., Ltd.	1,600	102,278
Maruzen Showa Unyu Co., Ltd.	1,800	40,044
Marvelous, Inc.	10,000	56,805
Matsuda Sangyo Co., Ltd.	11,700	152,908
Matsumotokiyoshi Holdings Co., Ltd.	12,400	407,129
Matsuya Co., Ltd.	5,500	32,409
Matsuyafoods Holdings Co., Ltd.	3,500	123,371
Max Co., Ltd.	10,100	166,243
MCJ Co., Ltd.	20,600	118,320
Medical Data Vision Co., Ltd. (b)	3,800	25,946
Megmilk Snow Brand Co., Ltd.	5,900	118,295
Meidensha Corp.	5,500	87,803
Meiko Network Japan Co., Ltd.	5,100	38,221
Meisei Industrial Co. Ltd.	2,300	15,280
Meitec Corp.	2,500	117,403
Melco Holdings, Inc.	7,000	136,898
Menicon Co., Ltd.	4,300	175,234
Metawater Co., Ltd.	2,700	95,493
Micronics Japan Co., Ltd.	6,900	61,233
Milbon Co., Ltd.	3,000	145,290
Ministop Co., Ltd.	14,700	196,205
Mirait Holdings Corp.	6,400	84,200
Mitsuba Corp.	300	1,688
Mitsubishi Logisnext Co. Ltd.	9,300	117,140
Mitsubishi Pencil Co., Ltd.	6,900	94,640
Mitsubishi Research Institute, Inc.	2,700	93,989
Mitsubishi Shokuhin Co., Ltd.	14,600	351,449
Mitsubishi Steel Manufacturing Co., Ltd.	40	304
Mitsuboshi Belting Ltd.	3,600	49,268
Mitsui Mining & Smelting Co., Ltd.	200	4,738
Mitsuuroko Group Holdings Co. Ltd.	2,100	19,702
Miura Co., Ltd.	6,300	204,843
Mixi, Inc.	16,600	264,683
Miyazaki Bank Ltd.	200	3,952
Mizuno Corp.	7,200	143,320
Mochida Pharmaceutical Co., Ltd.	2,400	83,840
Modec, Inc.	100	1,675
Morinaga & Co., Ltd.	4,800	190,543
Morinaga Milk Industry Co., Ltd.	4,400	155,058
MOS Food Services, Inc. (a)	2,800	63,831
MTI Ltd.	7,000	36,347
Musashi Seimitsu Industry Co., Ltd.	200	2,187
Nachi-Fujikoshi Corp.	100	3,287
Nagaileben Co., Ltd.	100	2,034
Nagase & Co., Ltd.	4,300	51,361
Nagatanien Holdings Co., Ltd.	2,600	48,454
Nakanishi, Inc.	5,200	78,656
Nakayama Steel Works Ltd.	23,200	87,967
NEC Networks & System Integration Corp.	10,700	395,749
NET One Systems Co., Ltd.	13,800	288,508
Neturen Co., Ltd.	5,500	34,454
Nextage Co., Ltd.	7,600	59,419
NHK Spring Co., Ltd.	14,000	105,973

Nichias Corp.	2,500	51,305
Nichiban Co., Ltd.	3,700	52,124
Nichiden Corp.	9,800	153,238
Nichiha Corp.	2,800	58,548
NichiiGakkan Co., Ltd.	14,700	153,114
Nichirei Corp.	5,300	133,829
Nifco, Inc.	500	12,044
Nihon Chouzai Co., Ltd.	4,400	146,148
Nihon Kohden Corp.	7,300	217,345
Nihon M&A Center, Inc.	2,000	61,611
Nihon Nohyaku Co. Ltd.	1,900	8,886
Nihon Parkerizing Co., Ltd.	10,800	98,223
Nihon Tokushu Toryo Co. Ltd.	300	2,776
Nihon Trim Co., Ltd.	2,400	70,080
Nihon Unisys Ltd.	18,700	568,458
Nippo Corp.	9,100	205,319
Nippon Beet Sugar Manufacturing Co., Ltd.	5,600	89,024
Nippon Ceramic Co., Ltd.	1,100	22,091
Nippon Chemi-Con Corp.	1,900	27,077
Nippon Densetsu Kogyo Co., Ltd.	3,800	69,062
Nippon Flour Mills Co., Ltd.	10,100	149,735
Nippon Gas Co., Ltd.	1,000	31,613
Nippon Kanzai Co., Ltd.	6,100	101,099
Nippon Kayaku Co., Ltd.	3,400	37,358
Nippon Light Metal Holdings Co., Ltd.	58,900	102,880
Nippon Seiki Co., Ltd.	9,500	124,771
Nippon Shokubai Co., Ltd.	1,000	50,631
Nippon Soda Co., Ltd.	2,600	66,901
Nippon Steel Trading Corp.	5,500	222,779
Nippon Suisan Kaisha Ltd.	27,600	130,536
Nishimatsu Construction Co., Ltd.	500	10,429
Nishimatsuya Chain Co., Ltd.	27,300	197,827
Nishimoto Co., Ltd.	7,100	187,162
Nishio Rent All Co., Ltd.	200	4,935
Nissan Shatai Co., Ltd.	14,600	132,498
Nisshinbo Holdings, Inc.	15,600	132,863
Nissin Corp.	7,700	105,707
Nissin Electric Co., Ltd.	10,300	98,044
Nitta Corp.	4,300	96,778
Nittetsu Mining Co., Ltd.	4,000	141,638
Nitto Kogyo Corp.	5,800	101,397
Nitto Kohki Co., Ltd.	4,600	87,745
Noevir Holdings Co., Ltd.	2,300	97,476
NOF Corp.	4,700	149,442
Nohmi Bosai Ltd.	6,000	112,161
Nojima Corp.	9,800	173,120
NOK Corp.	6,500	82,388
Nomura Co., Ltd.	9,900	89,963
Noritake Co., Ltd.	2,400	83,873
Noritz Corp.	13,400	135,444
NS Solutions Corp.	6,600	184,781
NS United Kaiun Kaisha Ltd.	7,800	123,553
NSD Co., Ltd.	14,600	234,797
NuFlare Technology, Inc.	1,300	144,638

Ohsho Food Service Corp.	1,500	79,807
Oisix ra daichi, Inc. (b)	13,900	138,474
Okabe Co., Ltd.	8,400	59,393
Okamoto Industries, Inc.	100	3,012
Okamura Corp.	15,100	125,884
Oki Electric Industry Co., Ltd.	9,000	99,411
OKUMA Corp.	3,100	130,092
Okumura Corp.	4,400	106,856
Okuwa Co., Ltd. (a)	24,400	298,696
Onward Holdings Co., Ltd.	35,400	171,157
Open Door, Inc. (b)	2,200	21,082
OPT Holding, Inc.	4,400	67,142
Optex Group Co., Ltd.	3,700	42,311
Optim Corp. (b)	800	28,353
Optorun Co., Ltd.	1,400	36,849
Organo Corp.	5,200	306,531
Oro Co. Ltd.	1,200	30,439
Osaka Soda Co., Ltd.	6,000	141,438
Osaki Electric Co., Ltd.	10,600	53,557
OSJB Holdings Corp.	24,600	56,671
Oyo Corp.	12,700	145,614
Pacific Metals Co. Ltd.	600	10,891
PAL Group Holdings Co., Ltd.	17,200	229,177
PALTAC Corp.	3,700	156,009
Paramount Bed Holdings Co., Ltd.	700	27,039
Pasona Group, Inc.	14,200	146,543
PC Depot Corp.	7,280	33,781
Penta-Ocean Construction Co., Ltd.	31,600	169,447
Pepper Food Service Co., Ltd.	900	5,850
PIA Corp.	2,600	69,889
Pilot Corp.	2,000	64,743
Piolax, Inc.	5,500	78,176
Plenus Co., Ltd.	12,200	192,394
Press Kogyo Co., Ltd.	47,800	136,616
Prestige International, Inc.	14,800	113,635
Prima Meat Packers Ltd.	9,100	187,174
Proto Corp.	28,400	285,561
Qol Holdings Co. Ltd.	100	1,150
Raito Kogyo Co., Ltd.	11,700	141,673
Rakus Co., Ltd.	9,400	133,189
Relia, Inc.	19,200	215,107
Relo Group, Inc.	2,800	60,454
Rengo Co., Ltd.	1,400	9,555
Resorttrust, Inc.	700	9,211
Retail Partners Co., Ltd.	5,800	37,299
Rheon Automatic Machinery Co., Ltd.	3,400	36,363
Right On Co., Ltd. (b)	400	1,759
Riken Corp.	1,400	38,813
Riken Keiki Co., Ltd.	2,600	47,622
Riken Vitamin Co., Ltd.	1,300	45,503
Ringer Hut Co., Ltd. (a)	3,700	71,743
Riso Kagaku Corp.	7,700	118,332
Riso Kyoiku Co., Ltd.	17,300	49,277
Rock Field Co., Ltd.	4,300	50,233

Rohto Pharmaceutical Co., Ltd.	7,600	216,454
Rokko Butter Co., Ltd.	100	1,247
Roland DG Corp.	6,300	94,901
Rorze Corp.	1,200	37,318
Royal Holdings Co., Ltd.	4,600	76,344
Ryobi Ltd.	100	1,292
Ryosan Co., Ltd.	5,600	115,056
Ryoyo Electro Corp.	6,200	101,613
S Foods, Inc.	6,600	135,860
Sac's Bar Holdings, Inc.	15,300	103,075
Saint Marc Holdings Co., Ltd.	400	7,175
Saizeriya Co., Ltd.	11,800	225,157
Sakai Chemical Industry Co., Ltd.	2,700	47,904
Sakai Moving Service Co., Ltd.	2,100	99,340
Sakata INX Corp.	6,000	51,743
Sakata Seed Corp.	1,600	44,531
San ju San Financial Group, Inc.	400	5,434
San-A Co., Ltd.	5,800	209,291
San-Ai Oil Co., Ltd.	30,000	258,153
Sangetsu Corp.	7,000	106,709
Sanki Engineering Co., Ltd.	13,500	158,403
Sankyo Tateyama, Inc.	5,900	59,254
Sankyu, Inc.	3,900	165,192
Sanrio Co., Ltd.	3,300	49,834
Sanshin Electronics Co., Ltd.	4,100	56,586
Sanwa Holdings Corp.	10,100	92,541
Sanyo Chemical Industries Ltd.	1,400	56,831
Sapporo Holdings Ltd.	6,200	124,481
Sato Holdings Corp.	5,700	128,154
SCSK Corp.	3,200	166,454
Seino Holdings Co., Ltd.	12,100	131,137
Sekisui Jushi Corp.	2,300	45,039
Sekisui Plastics Co., Ltd.	300	1,735
Senko Group Holdings Co., Ltd.	11,100	80,615
Senshu Ikeda Holdings, Inc.	700	1,076
Seria Co., Ltd.	7,300	196,814
SFP Holdings Co. Ltd.	1,200	19,475
Shikoku Bank Ltd.	400	3,092
Shikoku Chemicals Corp.	5,800	57,897
Shikoku Electric Power Co., Inc.	300	2,273
Shimachu Co., Ltd.	2,100	51,647
Shindengen Eletric Manufacturing Co., Ltd.	900	25,253
Shin-Etsu Polymer Co., Ltd.	23,000	179,574
Shinko Electric Industries Co., Ltd.	3,200	35,725
Shinko Plantech Co., Ltd.	11,000	122,363
Shinmaywa Industries Ltd.	15,600	176,673
Shinnihon Corp.	19,100	133,953
Ship Healthcare Holdings, Inc.	2,800	112,812
Shizuoka Gas Co., Ltd.	29,200	231,878
Shoei Co., Ltd.	1,000	44,583
Showa Denko K.K.	5,600	120,356
Showa Sangyo Co., Ltd.	8,500	232,806
Siix Corp.	1,200	13,311
Sinanen Holdings Co., Ltd.	7,800	144,974

Sinko Industries Ltd.	2,500	35,036
Sintokogio Ltd.	13,400	95,796
SKY Perfect JSAT Holdings, Inc.	3,900	16,714
Skylark Holdings Co. Ltd.	27,700	414,489
Sodick Co., Ltd.	200	1,329
Softbank Technology Corp.	4,100	77,706
Sogo Medical Holdings Co., Ltd.	1,100	25,749
Sojitz Corp.	16,300	47,242
ST Corp.	4,400	59,713
Starzen Co., Ltd.	3,200	124,617
Studio Alice Co., Ltd.	3,200	45,928
Sugi Holdings Co., Ltd.	8,300	391,229
Sumitomo Densetsu Co., Ltd.	10,600	218,520
Sumitomo Forestry Co., Ltd.	6,000	88,987
Sumitomo Mitsui Construction Co., Ltd.	21,460	108,055
Sumitomo Riko Co., Ltd.	11,700	77,757
Sumitomo Seika Chemicals Co., Ltd.	3,900	101,361
Sumitomo Warehouse Co., Ltd.	500	5,872
Sushiro Global Holdings Ltd.	3,100	222,843
Systena Corp.	10,000	130,156
T. Hasegawa Co., Ltd.	4,700	87,018
Tachi-S Co., Ltd.	15,100	140,651
Taiho Kogyo Co., Ltd.	9,900	52,402
Taiyo Yuden Co., Ltd.	300	8,436
Takamatsu Construction Group Co., Ltd.	4,900	105,828
Takara Holdings, Inc.	14,600	112,158
Takara Standard Co., Ltd.	10,400	146,576
Takasago International Corp.	100	1,890
Takasago Thermal Engineering Co., Ltd.	6,000	92,320
Takashimaya Co., Ltd. (a)	11,900	110,820
Takeuchi Manufacturing Co., Ltd.	5,100	76,976
Takuma Co., Ltd.	10,600	115,245
Tama Home Co. Ltd.	3,500	40,955
Tamron Co., Ltd.	13,800	304,281
Tanseisha Co., Ltd.	8,800	79,646
Tatsuta Electric Wire and Cable Co., Ltd.	13,000	62,263
Tayca Corp.	100	1,370
TechnoPro Holdings, Inc.	1,700	101,232
Tekken Corp.	3,100	68,828
Tenma Corp.	6,500	98,152
T-Gaia Corp.	20,700	392,240
The Japan Steel Works Ltd.	1,200	17,150
The Japan Wool Textile Co., Ltd.	10,200	84,181
The Monogatari Corp.	1,400	88,925
The Nippon Road Co., Ltd.	1,700	102,429
The Nisshin Oillio Group Ltd.	6,100	188,324
The Pack Corp.	5,300	172,987
TIS, Inc.	6,800	406,327
TKC Corp.	4,500	203,622
Toa Corp.	7,800	112,908
Toagosei Co., Ltd.	10,100	99,445
Tocalo Co., Ltd.	400	3,487
Toda Corp.	11,000	65,266
Toei Animation Co., Ltd.	1,500	61,366

Toei Co., Ltd.	800	90,336
Toenec Corp.	1,300	39,748
Toho Holdings Co., Ltd.	11,200	210,127
Toho Zinc Co., Ltd.	200	2,816
Tokai Carbon Co., Ltd.	4,600	41,330
Tokai Corp.	7,900	169,550
Tokai Holdings Corp.	8,900	72,440
Tokai Rika Co., Ltd.	10,300	153,282
Tokuyama Corp.	3,800	84,740
Tokyo Base Co., Ltd. (b)	8,300	29,190
Tokyo Broadcasting System Holdings, Inc.	11,200	174,274
Tokyo Ohka Kogyo Co., Ltd.	300	10,834
Tokyo Steel Manufacturing Co., Ltd.	18,300	117,214
Tokyu Construction Co., Ltd.	19,300	120,328
Tomy Co., Ltd.	11,100	97,738
Tonami Holdings Co. Ltd.	500	20,510
Topcon Corp.	2,600	25,856
Toppan Forms Co., Ltd.	23,000	218,770
Toppan Printing Co., Ltd.	1,900	33,225
Topy Industries Ltd.	700	9,719
Toridoll Holdings Corp.	100	2,046
Torii Pharmaceutical Co., Ltd.	5,200	155,494
Toshiba Machine Co., Ltd.	4,100	112,542
Toshiba TEC Corp.	12,200	449,972
Totetsu Kogyo Co., Ltd.	1,800	46,361
Towa Bank Ltd.	4,700	30,068
Toyo Construction Co., Ltd.	47,700	201,880
Toyo Corp.	200	1,686
Toyo Ink SC Holdings Co., Ltd.	5,200	100,490
Toyo Tanso Co., Ltd.	4,000	61,959
Toyo Tire Corp.	3,500	46,404
Toyota Boshoku Corp.	15,800	215,413
Toyota Motor Corp.	2,837	186,258
TPR Co., Ltd.	5,700	78,298
Trancom Co., Ltd.	2,300	146,433
Transcosmos, Inc.	7,600	166,379
Trusco Nakayama Corp.	100	1,989
TS Tech Co., Ltd.	16,400	424,124
TSI Holdings Co., Ltd.	11,100	43,111
Tsubakimoto Chain Co.	1,600	43,203
Tsugami Corp.	7,800	62,735
Tsukishima Kikai Co., Ltd.	3,500	40,161
Tsukui Corp.	5,300	24,189
Tsurumi Manufacturing Co., Ltd.	3,000	47,563
Tsutsumi Jewelry Co., Ltd.	300	5,169
TV Asahi Holdings Corp.	9,600	161,147
Ube Industries Ltd.	10,900	198,352
Ulvac, Inc.	1,100	31,865
Union Tool Co.	200	4,920
Unipres Corp.	11,600	124,429
United Arrows Ltd.	6,800	151,746
United Super Markets Holdings, Inc.	38,700	306,745
United, Inc.	300	2,660
Ushio, Inc.	3,100	38,667

UT Group Co., Ltd.	9,300	182,827
UUUM, Inc. (b)	700	15,244
V Technology Co. Ltd.	800	28,273
Valor Holdings Co., Ltd.	9,100	137,622
Valqua Ltd.	2,900	54,525
ValueCommerce Co., Ltd.	2,200	42,181
Vector, Inc. (b)	200	1,673
VISION, Inc. (b)	9,000	89,737
Vital KSK Holdings, Inc.	20,200	187,038
VT Holdings Co., Ltd.	24,500	81,717
Wacoal Holdings Corp.	4,700	109,437
Wacom Co., Ltd.	27,300	84,659
Wakita & Co., Ltd.	10,300	82,526
Warabeya Nichiyo Holdings Co., Ltd.	11,700	176,533
Watami Co., Ltd.	14,300	127,618
WDB Holdings Co., Ltd.	2,600	53,246
World Co. Ltd.	2,300	42,803
World Holdings Co., Ltd.	6,700	103,194
Wowow, Inc.	3,900	87,229
Xebio Holdings Co., Ltd.	17,300	157,405
Yahagi Construction Co., Ltd.	11,100	81,438
YAKUODO Holdings Co. Ltd.	3,000	61,534
YAMABIKO Corp.	5,700	45,665
YAMADA Consulting Group Co., Ltd.	700	8,533
Yamagata Bank Ltd.	300	3,047
YA-MAN Ltd. (a)	13,900	67,236
Yamato Kogyo Co., Ltd.	7,400	154,920
Yamazen Corp.	25,800	206,739
Yaoko Co., Ltd.	2,700	146,060
Yellow Hat Ltd.	16,800	223,995
Yodogawa Steel Works Ltd.	5,900	98,558
Yokogawa Bridge Holdings Corp.	8,300	150,237
Yondoshi Holdings, Inc.	2,100	39,771
Yonex Co., Ltd.	17,200	87,638
Yorozu Corp.	3,500	41,627
Yoshinoya Holdings Co., Ltd.	12,300	245,215
Yuasa Trading Co., Ltd.	6,700	188,351
Yumeshin Holdings Co., Ltd.	500	3,293
Yurtec Corp.	22,700	119,040
Yushin Precision Equipment Co., Ltd.	6,700	49,799
Zenkoku Hosho Co., Ltd.	100	3,731
Zenrin Co., Ltd.	1,650	19,192
Zensho Holdings Co., Ltd.	1,800	32,926
Zeon Corp.	22,200	211,174
ZERIA Pharmaceutical Co., Ltd.	5,600	90,739
ZIGExN Co., Ltd.	7,800	27,594
Zojirushi Corp.	9,600	147,150
		71,244,178
Liechtenstein - 0.0% (e)
Liechtensteinische Landesbank AG	843	53,116
Luxembourg - 0.3%
Aperam S.A.	11,924	355,744
Corestate Capital Holding S.A.	365	16,472

SAF-Holland S.A.	26,253	159,980
Senvion S.A. (b)	2,327	20
Stabilus S.A.	958	52,455
		584,671
Malta - 0.2%
Kindred Group PLC	76,481	375,133
Netherlands - 2.0%
Aalberts Industries N.V.	9,567	356,808
Accell Group N.V.	1,078	29,515
Arcadis N.V.	34,406	781,306
ASM International N.V.	1,119	128,593
ASR Nederland N.V.	5,906	198,749
Brunel International N.V. (a)	30,172	248,480
Corbion N.V.	342	12,421
Flow Traders (c)	18,831	450,693
ForFarmers N.V.	61,696	378,103
Kendrion N.V.	510	10,234
Koninklijke Volkerwessels N.V.	4,766	115,225
PostNL N.V.	155,407	235,698
Rhi Magnesita N.V.	4,818	183,795
SBM Offshore N.V.	3,600	56,986
SIF Holding N.V.	2,718	39,418
Signify N.V. (c)	32,315	962,871
TomTom N.V.	30,430	309,810
		4,498,705
Norway - 1.6%
Aker ASA	329	15,276
Aker BP ASA	4,799	117,560
Atea ASA	62,463	700,101
Austevoll Seafood ASA	26,550	235,618
B2Holding ASA	123,405	83,811
Elkem ASA (c)	1	2
Europris ASA (c)	144,223	481,717
Fjordkraft Holding ASA (c)	1,329	10,312
Grieg Seafood ASA	14,655	187,175
Kvaerner ASA	7,915	7,338
Nordic Semiconductor ASA (b)	3,001	16,019
Norway Royal Salmon ASA	10,207	235,741
PGS ASA (b)	171,468	249,454
Salmar ASA	9,429	426,124
SpareBank 1 SMN	3,493	35,084
TGS-Nopec Geophysical Co. ASA	14,581	340,232
Tomra Systems ASA	5,528	177,864
Veidekke ASA	2,028	24,659
Wallenius Wilhelmsen ASA	5,404	10,175
XXL ASA (a)(b)(c)	60,762	70,747
		3,425,009
Portugal - 0.4%
Altri SGPS, S.A.	7,516	40,845
Corticeira Amorim SGPS, S.A.	2,954	32,562
CTT-Correios de Portugal S.A.	4,559	11,761
Mota-Engil SGPS, S.A.	199,851	292,989
Nos SGPS, S.A.	42,967	169,708

REN Redes Energeticas Nacionais SGPS, S.A.	25,391	70,472
Semapa-Sociedade de Investimento e Gestao	1,989	25,003
Sonae SGPS, S.A.	157,939	124,087
The Navigator Company S.A.	5,994	18,522
		785,949
Singapore - 0.4%
Best World International Ltd. (d)	393,700	96,100
China Aviation Oil Singapore Corp. Ltd.	41,000	33,900
Indofood Agri Resources Ltd.	66,500	14,800
Japfa Ltd.	4,310	1,753
NetLink NBN Trust	100	71
Sheng Siong Group Ltd.	488,900	436,731
SIA Engineering Co. Ltd.	132,600	233,523
Silverlake Axis Ltd.	35,800	7,785
Singapore Post Ltd.	39,800	22,529
		847,192
Spain - 3.3%
Acciona S.A.	11,688	1,481,241
Applus Services S.A.	14,343	163,780
Atresmedia Corp. de Medios de Comunicacion S.A.	65,283	237,828
Cia de Distribucion Integral Logista Holdings S.A.	13,063	266,674
Construcciones y Auxiliar de Ferrocarriles S.A.	18,975	822,186
Ebro Foods S.A.	7,138	134,748
Faes Farma S.A.	116,225	561,762
Fomento de Construcciones y Contratas S.A.	47,346	560,571
Global Dominion Access S.A. (b)(c)	1,116	4,324
Grupo Catalana Occidente S.A.	17,710	554,268
Grupo Empresarial San Jose S.A. (a)(b)	22,764	142,991
Mediaset Espana Comunicacion S.A.	143,120	723,268
Melia Hotels International S.A.	38,292	265,842
Miquel y Costas & Miquel S.A.	651	9,688
Neinor Homes S.A. (b)(c)	6,041	68,623
NH Hotel Group S.A.	2,352	13,713
Sacyr S.A.	12,503	33,364
Talgo S.A. (b)(c)	60,610	353,986
Tecnicas Reunidas S.A. (b)	23,792	537,960
Unicaja Banco S.A. (c)	165,476	153,203
Viscofan S.A.	3,667	196,217
		7,286,237
Sweden - 4.7%
AAK AB	20,811	359,326
AcadeMedia AB (c)	7,427	41,628
Arjo AB	72,504	366,826
Attendo AB (c)	52,323	265,961
Axfood AB	69,016	1,286,932
Bergman & Beving AB	1,342	10,209
Betsson AB (b)	82,203	416,432
Bilia AB	64,410	621,594
BillerudKorsnas AB	500	6,079
BioGaia AB	1,103	50,421
Bravida Holding AB (c)	52,464	480,931
Bufab AB	267	2,973
Camurus AB (b)	895	8,539
Clas Ohlson AB	62,006	611,713

Cloetta AB	7,520	23,249
Dustin Group AB (c)	7,130	47,014
Elekta AB	1,850	19,636
Getinge AB	25,197	422,559
Granges AB	19,103	154,039
Gunnebo AB	5,263	11,625
Holmen AB	5,312	149,629
Humana AB	3,201	16,073
Indutrade AB	4,955	161,772
Inwido AB	24,352	212,331
KappAhl AB (b)(d)	7,125	14,829
LeoVegas AB (c)	109,359	310,014
Lifco AB - B Shares	6,469	340,451
Lindab International AB	27,987	333,700
Loomis AB - Class B	1,644	57,412
Modern Times Group MTG AB (b)	16,568	146,863
Momentum Group AB	1,782	20,510
Mycronic AB	30,429	430,091
New Wave Group AB	1,724	9,410
Nobia AB	28,770	186,054
Nobina AB (c)	1,400	9,814
Nolato AB	1,645	87,242
Nordic Entertainment Group AB	11,717	353,473
Paradox Interactive AB	3,099	43,206
Radisson Hospitality AB (a)(b)(d)	20,468	90,525
Ratos AB	96,280	296,586
RaySearch Laboratories AB (b)	1,250	10,817
Sagax AB	15,527	55,827
Scandi Standard AB	22,090	145,279
Scandic Hotels Group AB (c)	23,882	225,613
SSAB AB	177,246	514,843
Svenska Cellulosa AB SCA	60,211	577,749
Sweco AB	8,770	283,315
Tele2 AB	1,268	18,460
Thule Group AB (c)	485	10,627
Vitrolife AB	542	9,206
		10,329,407
Switzerland - 5.8%
ALSO Holding AG	5,435	935,126
APG SGA, S.A.	49	13,103
Aryzta AG (b)	197,842	170,376
Ascom Holding AG	13,955	123,631
Autoneum Holding AG	158	15,511
Banque Cantonale Vaudoise	29	23,423
Bell Food Group AG	804	207,500
BKW AG	2,562	219,802
Bossard Holding AG	569	77,783
Bucher Industries AG	2,263	709,111
Burkhalter Holding AG	279	20,994
Comet Holding AG	128	15,655
Conzzeta AG	727	743,500
Daetwyler Holding AG	567	91,338
DKSH Holding AG	9,994	563,775
dormakaba Holding AG	739	441,062

EFG International AG	1,717	9,746
Emmi AG	906	785,050
Feintool International Holding AG	130	6,353
Forbo Holding AG	225	332,243
Galenica AG (c)	6,085	411,455
GAM Holding AG (b)	27	92
Georg Fischer AG	706	606,778
Helvetia Holding AG	1,425	189,841
Huber + Suhner AG	4,532	304,140
Implenia AG	18,914	938,903
Inficon Holding AG	550	383,940
Interroll Holding AG	246	439,541
Kardex AG	3,932	621,550
Kudelski S.A.	2,600	12,086
Landis & Gyr Group AG	4,273	349,440
LEM Holding S.A.	58	75,200
Logitech International S.A.	7,555	293,024
Meier Tobler Group AG (b)	742	11,428
Mobilezone Holding AG	1,690	18,606
OC Oerlikon Corp. AG	10,076	93,981
Orior AG	5,122	473,551
Rieter Holding AG	3,541	421,203
Schweiter Technologies AG	396	463,089
SFS Group AG	2,414	201,533
Siegfried Holding AG	129	56,082
Swissquote Group Holding S.A.	386	21,846
Tecan Group AG	531	148,687
Valiant Holding AG	157	15,625
Valora Holding AG	1,672	417,313
Vetropack Holding AG	15	39,723
VP Bank AG	326	53,187
Zehnder Group AG	3,932	183,396
Zur Rose Group AG (b)	109	12,653
		12,762,975
United Kingdom - 0.4%
Dialog Semiconductor PLC (b)	28,331	977,358
Torm PLC (b)	1,000	7,607
		984,965
United States - 18.5%
Altria Group, Inc. (f)	75,467	3,046,603
Assurant, Inc. (a)	43,000	5,185,370
Ausnutria Dairy Corp. Ltd.	40,000	65,387
B Communications Ltd. (b)	330	405
Cellcom Israel Ltd. (b)	19,662	71,822
Chevron Corp. (f)	12,366	1,154,242
Citigroup, Inc.	19,894	1,262,473
Constellium SE (b)	15,341	190,228
Halliburton Co. (f)	186,423	3,161,734
HCA Healthcare, Inc. (f)	15,992	2,031,144
Home Depot, Inc. (f)	12,000	2,614,080
Intel Corp. (a)(f)	42,763	2,374,202
Kenon Holdings Ltd.	7,582	125,414
KLA Corp.	4	615
McDonald's Corp. (f)	28,261	5,487,438

PNC Financial Services Group Inc.	8,151	1,030,286
Raytheon Co. (f)	7,417	1,398,550
Stryker Corp.	5,206	992,212
Truist Financial Corp.	164,685	7,598,566
UnitedHealth Group, Inc.	4,500	1,147,320
Verizon Communications, Inc. (f)	26,952	1,459,720
WABCO Holdings, Inc. (b)	2,445	330,319
		40,728,130
TOTAL COMMON STOCKS (Cost $202,507,558)		205,336,290
PREFERRED STOCKS - 0.3%
Germany - 0.3%
Draegerwerk AG & Co. KGaA - Preferred	3,160	203,204
Jungheinrich AG	7,846	158,380
Sartorius AG	606	141,664
STO SE & Co. KGaA	545	57,035
TOTAL PREFERRED STOCKS (Cost $453,068)		560,283
REAL ESTATE INVESTMENT TRUSTS - 0.1%
New Residential Investment Corp.	18,340	285,370
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $304,627)		285,370
RIGHTS - 0.0% (e)
Norway - 0.0% (e)
XXL ASA - Right (b)(d)	8,238	–
Sweden - 0.0% (e)
AHLSELL AB (b)(d)	2,502	–
TOTAL RIGHTS (Cost $1,335)		–
SHORT-TERM INVESTMENTS - 3.7%
Money Market Funds - 0.9%
Fidelity Investments Money Market Funds - Government Portfolio, 1.46% (g)	379,030	379,031
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.48% (g)	379,030	379,030
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.44% (g)	379,030	379,031
STIT - Government & Agency Portfolio, 1.50% (g)	379,030	379,030
STIT - Treasury Portfolio - Institutional Class, 1.48% (g)	379,030	379,031
		1,895,153
	PRINCIPAL
U.S. Treasury Bills - 2.8%	AMOUNT	FAIR VALUE
1.425%, 1/28/21 (h)	6,300,000	6,242,161
		6,242,161
TOTAL SHORT-TERM INVESTMENTS (Cost $8,137,314)		8,137,314
	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.6%
BlackRock Liquidity Funds FedFund Portfolio, 1.49% (g)	647,708	647,708
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 1.69% (g)	4,964,834	4,965,755
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $5,613,463)		5,613,463
TOTAL INVESTMENTS (Cost $217,017,365) - 100.0%		219,932,720
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)% (e)		50,345
TOTAL NET ASSETS - 100.0%		$219,983,065

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)This security or a portion of this security was out on loan as of Febrauary 29, 2020. Total loaned securities had a market value of $6,097,500 as of Febrauary 29, 2020.

(b)Non-income producing security.

(c)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $6,504,889 or 3.0% of net assets.

(d)Value determined using significant unobservable inputs.

(e)Rounds to zero.

(f)This security or a portion of this security was held as collateral for derivative contracts as of Febrauary 29, 2020.

(g)Rate shown is the 7-day effective yield.

(h)Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

	NUMBER OF		VALUE/
	CONTRACTS	NOTIONAL	UNREALIZED
DESCRIPTION	PURCHASED	VALUE	DEPRECIATION
FUTURES CONTRACTS PURCHASED
Australian Dollar, March 2020 Settlement	150	$9,786,000	$(506,334)
British Pound, March 2020 Settlement	394	31,515,075	(1,052,367)
Euro FX, March 2020 Settlement	125	17,249,219	(196,495)
Mini MSCI EAFE Index, March 2020 Settlement	5	454,000	(60,270)
TOTAL FUTURES CONTRACTS PURCHASED		$59,004,294	$(1,815,466)

Total Return Swaps - Long
							Value/	Unrealized
	Portfolio Receives Total Return on Reference						Appreciation
Counterparty (a)	Entity	Portfolio Pays Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	(Depreciation)
MS	888 Holdings PLC	1-Month LIBOR GBP	3/18/2026	Term	$157,801	72,729		$(44,034)
UBS	888 Holdings PLC	1-Month LIBOR GBP	9/20/2021	Term	77,185	39,138		(17,585)
UBS	A.G. Barr PLC	1-Month LIBOR GBP	9/20/2021	Term	443,973	48,784		(107,459)
GS	Accent Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	225,063	245,585		53,395
UBS	Aggreko PLC	1-Month LIBOR GBP	9/20/2021	Term	250,803	25,633		(22,563)
UBS	Akka Technologies	1-Month LIBOR EUR	9/20/2021	Term	94,925	1,655		(2,039)
MS	Akwel	1-Month LIBOR EUR	3/18/2026	Term	102,005	6,094		(1,530)
UBS	Akwel	1-Month LIBOR EUR	9/20/2021	Term	113,831	5,939		(16,589)
UBS	Alliance Pharma PLC	1-Month LIBOR GBP	9/20/2021	Term	8,021	9,590		1,397
UBS	Alten S.A.	1-Month LIBOR EUR	9/20/2021	Term	77,285	737		5,938
GS	Altium Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	2,643	200		1,453
GS	AMA Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	37,096	44,626		(21,561)
GS	Ansell Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	152,560	8,993		24,567
GS	A.P. Eagers Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	327,346	70,274		78,708
GS	ARB Corp Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	140,613	12,284		(1,107)
UBS	Ashmore Group PLC	1-Month LIBOR GBP	9/20/2021	Term	341,333	69,997		97,645
UBS	ASOS PLC	1-Month LIBOR GBP	9/20/2021	Term	264,313	8,774		78,469
MS	Assystem	1-Month LIBOR EUR	3/18/2026	Term	44,017	1,286		(4,821)
GS	Atlas Arteria	1-Month Bank Bill Swap Rate	6/28/2024	Term	62,394	14,697		15,892
UBS	Aubay	1-Month LIBOR EUR	9/20/2021	Term	5,204	148		(584)
GS	Austal Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	3,315	1,193		(568)
GS	Australian Pharma Indus Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	21,947	24,740		(2,071)
UBS	Avast PLC	1-Month LIBOR GBP	9/20/2021	Term	46,270	9,577		2,706
UBS	Babcock International Group PLC	1-Month LIBOR GBP	9/20/2021	Term	182,658	30,326		(5,741)
UBS	Bakkavor Group PLC	1-Month LIBOR GBP	9/20/2021	Term	4,340	3,049		40
GS	Beach Energy Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	30,139	24,682		(901)
MS	Bellway PLC	1-Month LIBOR GBP	3/18/2026	Term	156,769	3,950		40,114
UBS	Bellway PLC	1-Month LIBOR GBP	9/20/2021	Term	672,640	18,799		271,377
UBS	Beneteau	1-Month LIBOR EUR	9/20/2021	Term	5,331	560		133
UBS	Biffa PLC	1-Month LIBOR GBP	9/20/2021	Term	129,203	54,948		61,478
GS	Blackmores Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	50,236	1,137		(2,108)
GS	Boiron S.A.	1-Month LIBOR EUR	6/28/2024	Term	2,166	22		(1,286)
MS	Boiron S.A.	1-Month LIBOR EUR	3/18/2026	Term	74,114	1,281		(26,508)
UBS	Boiron S.A.	1-Month LIBOR EUR	9/20/2021	Term	200,960	4,137		(49,783)
UBS	Bonduelle SCA	1-Month LIBOR EUR	9/20/2021	Term	10,129	373		(1,530)
UBS	Boohoo Group PLC	1-Month LIBOR GBP	9/20/2021	Term	74,665	35,643		59,717
GS	Breville Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	93,641	13,392		81,979
MS	Brewin Dolphin Holdings PLC	1-Month LIBOR GBP	3/18/2026	Term	68	16		(2)
UBS	Brewin Dolphin Holdings PLC	1-Month LIBOR GBP	9/20/2021	Term	81,935	20,714		3,149
UBS	Britvic PLC	1-Month LIBOR GBP	9/20/2021	Term	25,820	2,597		4,216
MS	C&C Group PLC	1-Month LIBOR EUR	3/18/2026	Term	3,215	921		196
UBS	C&C Group PLC	1-Month LIBOR EUR	9/20/2021	Term	60,326	18,353		8,244
UBS	Cairn Homes PLC	1-Month LIBOR EUR	9/20/2021	Term	1,726	1,366		115
GS	Cedar Woods Properties Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	37,612	9,771		8,309
MS	Centamin PLC	1-Month LIBOR GBP	3/18/2026	Term	332,836	284,662		157,266
UBS	Centamin PLC	1-Month LIBOR GBP	9/20/2021	Term	452,414	387,555		211,841
UBS	Central Asia Metals PLC	1-Month LIBOR GBP	9/20/2021	Term	2,102	840		(11)
UBS	CGG S.A.	1-Month LIBOR EUR	9/20/2021	Term	35,863	24,738		32,919
UBS	Cineworld Group PLC	1-Month LIBOR GBP	9/20/2021	Term	283,748	96,359		(80,685)
MS	CMC Markets PLC	1-Month LIBOR GBP	3/18/2026	Term	18,694	17,564		15,654
MS	CME Group Inc.	1-Month LIBOR USD	3/18/2026	Term	6,302	37		1,068
UBS	Coface S.A.	1-Month LIBOR EUR	9/20/2021	Term	157,043	18,302		55,418
GS	Collins Foods Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	125,867	29,461		46,665
MS	Compagnie Des Alpes	1-Month LIBOR EUR	3/18/2026	Term	73,142	2,801		(1,347)
UBS	Compagnie Des Alpes	1-Month LIBOR EUR	9/20/2021	Term	39,011	1,588		2,717
UBS	Computacenter PLC	1-Month LIBOR GBP	9/20/2021	Term	417,132	29,360		211,334

GS	Coronado Global Resource - CDI	1-Month Bank Bill Swap Rate	6/28/2024	Term	43,482	30,340	(11,095)
UBS	Countryside Properties PLC	1-Month LIBOR GBP	9/20/2021	Term	760	149	164
UBS	Cranswick PLC	1-Month LIBOR GBP	9/20/2021	Term	308,319	9,050	80,781
UBS	Crest Nicholson Holdings	1-Month LIBOR GBP	9/20/2021	Term	202,437	43,140	56,976
GS	CSR Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	211,887	90,359	49,965
UBS	CVS Group PLC	1-Month LIBOR GBP	9/20/2021	Term	108,160	18,737	148,011
MS	Dart Group PLC	1-Month LIBOR GBP	3/18/2026	Term	62,564	5,791	30,195
UBS	Dart Group PLC	1-Month LIBOR GBP	9/20/2021	Term	676,603	66,056	383,053
UBS	Dechra Pharmaceuticals PLC	1-Month LIBOR GBP	9/20/2021	Term	7,246	205	(228)
GS	Dicker Data Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	18,145	5,629	4,747
MS	Diploma PLC	1-Month LIBOR GBP	3/18/2026	Term	338,076	18,283	105,324
UBS	Diploma PLC	1-Month LIBOR GBP	9/20/2021	Term	258,989	14,799	100,723
UBS	Dixons Carphone PLC	1-Month LIBOR GBP	9/20/2021	Term	562,879	386,440	81,040
UBS	Domino's Pizza Group PLC	1-Month LIBOR GBP	9/20/2021	Term	7,165	2,478	2,404
GS	Downer Edi Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	386,904	81,360	(66,807)
MS	Drax Group PLC	1-Month LIBOR GBP	3/18/2026	Term	18,507	3,808	(4,821)
UBS	Drax Group PLC	1-Month LIBOR GBP	9/20/2021	Term	368,446	84,445	(67,944)
UBS	Dunelm Group PLC	1-Month LIBOR GBP	9/20/2021	Term	380,927	45,340	301,731
MS	EI Group PLC	1-Month LIBOR GBP	3/18/2026	Term	157,451	57,376	50,005
UBS	EI Group PLC	1-Month LIBOR GBP	9/20/2021	Term	126,499	54,559	70,924
UBS	Electrocomponents PLC	1-Month LIBOR GBP	9/20/2021	Term	26,133	3,966	5,411
UBS	Elior Group	1-Month LIBOR EUR	9/20/2021	Term	466,525	36,640	(4,397)
GS	Emis Group PLC	1-Month LIBOR GBP	6/28/2024	Term	72	6	20
MS	Emis Group PLC	1-Month LIBOR GBP	3/18/2026	Term	71,971	5,810	15,442
UBS	Emis Group PLC	1-Month LIBOR GBP	9/20/2021	Term	164,881	13,534	38,419
UBS	Enquest PLC	1-Month LIBOR GBP	9/20/2021	Term	217,610	900,371	21,999
GS	Evolution Mining Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	23,397	11,809	8,513
MS	Ferrexpo PLC	1-Month LIBOR GBP	3/18/2026	Term	120,588	34,803	(54,674)
UBS	Ferrexpo PLC	1-Month LIBOR GBP	9/20/2021	Term	606,980	237,392	(189,541)
UBS	Fevertree Drinks PLC	1-Month LIBOR GBP	9/20/2021	Term	10,765	449	(3,533)
UBS	Figeac-Aero	1-Month LIBOR EUR	9/20/2021	Term	80,449	6,105	(31,511)
UBS	Firstgroup PLC	1-Month LIBOR GBP	9/20/2021	Term	704,879	615,805	222,439
GS	Flexigroup Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	136,038	165,388	38,752
GS	Forterra PLC	1-Month LIBOR GBP	6/28/2024	Term	13,745	4,076	4,364
UBS	Forterra PLC	1-Month LIBOR GBP	9/20/2021	Term	222,881	71,175	81,910
MS	Frasers Group PLC	1-Month LIBOR GBP	3/18/2026	Term	236,577	63,970	75,343
UBS	Frasers Group PLC	1-Month LIBOR GBP	9/20/2021	Term	424,264	129,515	208,489
UBS	Frontier Developments PLC	1-Month LIBOR GBP	9/20/2021	Term	49,631	3,121	(3,536)
GS	Galaxy Resources Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	68,243	101,720	(8,626)
UBS	Games Workshop Group PLC	1-Month LIBOR GBP	9/20/2021	Term	572,179	13,736	582,686
GS	Gaztransport Et Techniga S.A.	1-Month LIBOR EUR	6/28/2024	Term	28,037	691	39,213
MS	Gaztransport Et Techniga S.A.	1-Month LIBOR EUR	3/18/2026	Term	353,316	3,814	(405)
UBS	Gaztransport Et Techniga S.A.	1-Month LIBOR EUR	9/20/2021	Term	279,832	3,085	1,307
MS	GL Events	1-Month LIBOR EUR	3/18/2026	Term	58,679	2,731	(5,295)
UBS	GL Events	1-Month LIBOR EUR	9/20/2021	Term	56,934	2,882	(515)
UBS	Go-Ahead Group PLC	1-Month LIBOR GBP	9/20/2021	Term	262,346	12,461	69,992
UBS	Goco Group PLC	1-Month LIBOR GBP	9/20/2021	Term	131,325	134,171	10,290
UBS	Grafton Group PLC-Uts	1-Month LIBOR GBP	9/20/2021	Term	221,879	23,453	41,327
UBS	Greencore Group PLC	1-Month LIBOR GBP	9/20/2021	Term	393,126	151,249	25,163
GS	Greggs PLC	1-Month LIBOR GBP	6/28/2024	Term	28,439	2,071	29,267
MS	Greggs PLC	1-Month LIBOR GBP	3/18/2026	Term	370,595	15,647	58,627
UBS	Greggs PLC	1-Month LIBOR GBP	9/20/2021	Term	112,881	7,442	91,404
GS	Groupe Crit	1-Month LIBOR EUR	6/28/2024	Term	7,694	94	(1,079)
MS	Groupe Crit	1-Month LIBOR EUR	3/18/2026	Term	35,998	614	4,522
UBS	Groupe Crit	1-Month LIBOR EUR	9/20/2021	Term	73,613	1,106	(853)
UBS	Groupe Guillin	1-Month LIBOR EUR	9/20/2021	Term	103,069	5,278	(20,156)
MS	Guerbet	1-Month LIBOR EUR	3/18/2026	Term	51,897	941	(16,155)
UBS	Guerbet	1-Month LIBOR EUR	9/20/2021	Term	126,974	2,146	(46,010)
UBS	Gulf Keystone Petroleum Ltd.	1-Month LIBOR GBP	9/20/2021	Term	9,736	4,212	(860)
GS	GWA Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	21,772	11,379	4,432
MS	Halfords Group PLC	1-Month LIBOR GBP	3/18/2026	Term	216,333	68,467	(71,495)
UBS	Halfords Group PLC	1-Month LIBOR GBP	9/20/2021	Term	413,777	153,745	(94,981)

GS	Hansen Technologies Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	31,098	15,848	1,974
UBS	Hays PLC	1-Month LIBOR GBP	9/20/2021	Term	874,730	465,785	1,513
MS	Hikma Pharmaceuticals PLC	1-Month LIBOR GBP	3/18/2026	Term	249,431	12,222	36,899
UBS	Hill & Smith Holdings PLC	1-Month LIBOR GBP	9/20/2021	Term	281,234	18,533	44,494
MS	Hotel Chocolat Group PLC	1-Month LIBOR GBP	3/18/2026	Term	2,702	602	453
GS	Howden Joinery Group PLC	1-Month LIBOR GBP	6/28/2024	Term	2,082	353	896
MS	Howden Joinery Group PLC	1-Month LIBOR GBP	3/18/2026	Term	360,835	56,009	106,495
UBS	Howden Joinery Group PLC	1-Month LIBOR GBP	9/20/2021	Term	346,541	55,969	120,077
UBS	Hunting PLC	1-Month LIBOR GBP	9/20/2021	Term	19,975	3,764	(4,427)
UBS	Ibstock PLC	1-Month LIBOR GBP	9/20/2021	Term	2,032	620	148
MS	ID Logistics Group	1-Month LIBOR EUR	3/18/2026	Term	21,444	130	1,576
GS	IDP Education Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	7,556	1,232	9,836
UBS	IG Group Holdings PLC	1-Month LIBOR GBP	9/20/2021	Term	190,157	28,210	69,641
GS	IGO Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	6,111	1,538	(731)
GS	Iluka Resources Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	112,822	23,371	17,687
MS	Inchcape PLC	1-Month LIBOR GBP	3/18/2026	Term	467,048	63,342	22,532
UBS	Inchcape PLC	1-Month LIBOR GBP	9/20/2021	Term	543,291	74,383	32,271
GS	Inghams Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	259,706	110,212	25,071
GS	Interparfums S.A.	1-Month LIBOR EUR	6/28/2024	Term	3,420	123	938
UBS	Interparfums S.A.	1-Month LIBOR EUR	9/20/2021	Term	73,029	2,022	(2,304)
GS	IPH Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	53,769	12,612	17,911
MS	Ipsos	1-Month LIBOR EUR	3/18/2026	Term	181,142	6,934	39,224
UBS	Ipsos	1-Month LIBOR EUR	9/20/2021	Term	122,971	5,210	42,729
UBS	IWG PLC	1-Month LIBOR GBP	9/20/2021	Term	109,701	21,014	(14,504)
MS	Jacquet Metal Service S.A.	1-Month LIBOR EUR	3/18/2026	Term	8,516	472	(1,582)
UBS	Jacquet Metal Service S.A.	1-Month LIBOR EUR	9/20/2021	Term	225,505	12,913	(39,278)
GS	JB Hi-Fi Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	620,086	41,537	447,406
MS	JD Sports Fashion PLC	1-Month LIBOR GBP	3/18/2026	Term	653,543	103,714	332,968
UBS	JD Sports Fashion PLC	1-Month LIBOR GBP	9/20/2021	Term	199,349	27,201	59,568
UBS	John Laing Group PLC	1-Month LIBOR GBP	9/20/2021	Term	55,061	14,029	6,961
UBS	Jupiter Fund Management	1-Month LIBOR GBP	9/20/2021	Term	16,394	4,379	2,111
GS	Kainos Group PLC	1-Month LIBOR GBP	6/28/2024	Term	1,555	472	3,126
MS	Kaufman & Broad S.A.	1-Month LIBOR EUR	3/18/2026	Term	167,135	4,524	24,350
UBS	Kaufman & Broad S.A.	1-Month LIBOR EUR	9/20/2021	Term	222,902	5,911	23,925
MS	Keller Group PLC	1-Month LIBOR GBP	3/18/2026	Term	210	26	18
UBS	Keller Group PLC	1-Month LIBOR GBP	9/20/2021	Term	160,939	23,474	45,685
GS	Kogan.Com Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	101,325	48,245	46,412
UBS	Korian	1-Month LIBOR EUR	9/20/2021	Term	299,235	7,545	46,140
UBS	Lagardere SCA	1-Month LIBOR EUR	9/20/2021	Term	1,033,264	41,449	(266,611)
UBS	Lisi	1-Month LIBOR EUR	9/20/2021	Term	48,545	1,675	3,710
UBS	LNA Sante	1-Month LIBOR EUR	9/20/2021	Term	26,681	537	690
GS	Lovisa Holdings Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	14,547	2,447	1,042
UBS	LXI Reit PLC	1-Month LIBOR GBP	9/20/2021	Term	14,481	9,568	1,211
MS	M6-Metropole Television	1-Month LIBOR EUR	3/18/2026	Term	60,169	3,215	(10,070)
UBS	M6-Metropole Television	1-Month LIBOR EUR	9/20/2021	Term	439,078	25,843	(39,827)
GS	Magellan Financial Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	158,183	6,731	98,592
UBS	Maisons Du Monde S.A.	1-Month LIBOR EUR	9/20/2021	Term	220,050	12,471	(63,758)
UBS	Man Group PLC	1-Month LIBOR GBP	9/20/2021	Term	129,793	77,067	22,670
GS	Marshalls PLC	1-Month LIBOR GBP	6/28/2024	Term	34,903	6,980	33,037
MS	Marshalls PLC	1-Month LIBOR GBP	3/18/2026	Term	254,065	33,187	59,304
UBS	Marshalls PLC	1-Month LIBOR GBP	9/20/2021	Term	33,799	3,551	(801)
UBS	Marston's PLC	1-Month LIBOR GBP	9/20/2021	Term	2,742	2,261	53
UBS	Maurel Et Prom	1-Month LIBOR EUR	9/20/2021	Term	1,378	493	(106)
UBS	McCarthy & Stone PLC	1-Month LIBOR GBP	9/20/2021	Term	207,170	119,413	(2,987)
GS	McMillan Shakespeare Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	148,573	15,939	(30,292)
UBS	Mersen	1-Month LIBOR EUR	9/20/2021	Term	15,578	491	(682)
GS	Metcash Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	217,715	130,049	4,459
UBS	Mitchells & Butlers PLC	1-Month LIBOR GBP	9/20/2021	Term	23,932	7,112	6,266
MS	Moneysupermarket.com	1-Month LIBOR GBP	3/18/2026	Term	66,583	14,415	(5,952)
UBS	Moneysupermarket.com	1-Month LIBOR GBP	9/20/2021	Term	421,761	103,471	7,322
UBS	Morgan Sindall Group PLC	1-Month LIBOR GBP	9/20/2021	Term	13,074	767	4,136
GS	Myer Holdings Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	118,122	290,305	(54,689)

GS	Nanosonics Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	847	459	1,166
UBS	National Express Group PLC	1-Month LIBOR GBP	9/20/2021	Term	125,092	24,164	9,546
GS	Netwealth Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	76,761	15,666	3,224
GS	New Hope Corp. Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	155,802	89,009	(66,050)
MS	Nexans S.A.	1-Month LIBOR EUR	3/18/2026	Term	11,373	365	5,540
UBS	Nexans S.A.	1-Month LIBOR EUR	9/20/2021	Term	324,407	10,997	185,417
UBS	Nexity	1-Month LIBOR EUR	9/20/2021	Term	110,856	2,368	3,916
GS	NIB Holdings Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	248,290	69,926	(29,214)
GS	Nine Entertainment Co., Holdings	1-Month Bank Bill Swap Rate	6/28/2024	Term	14,215	14,480	1,825
GS	Northern Star Resources Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	17,234	3,619	14,378
GS	NRW Holdings Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	195,966	118,588	(6,767)
GS	OFX Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	14,555	16,672	(276)
UBS	Pagegroup PLC	1-Month LIBOR GBP	9/20/2021	Term	626,665	111,025	(30,985)
GS	Pendal Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	90,120	20,118	10,455
GS	Perpetual Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	39,259	1,644	3,283
GS	Perseus Mining Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	1,990	3,484	335
UBS	Pets At Home Group PLC	1-Month LIBOR GBP	9/20/2021	Term	407,713	227,339	362,008
UBS	Plastic Omnium	1-Month LIBOR EUR	9/20/2021	Term	203,326	9,394	11,460
GS	Platinum Asset Management	1-Month Bank Bill Swap Rate	6/28/2024	Term	30,194	12,086	2,022
UBS	Playtech PLC	1-Month LIBOR GBP	9/20/2021	Term	363,195	70,768	(128,560)
GS	Plus500 Ltd.	1-Month LIBOR GBP	6/28/2024	Term	24,171	3,879	35,662
UBS	Plus500 Ltd.	1-Month LIBOR GBP	9/20/2021	Term	273,205	33,929	161,251
UBS	Polypipe Group PLC	1-Month LIBOR GBP	9/20/2021	Term	8,235	1,547	2,533
GS	Premier Investments Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	168,704	16,515	19,998
UBS	Premier Oil PLC	1-Month LIBOR GBP	9/20/2021	Term	271,920	266,203	(3,474)
GS	Pro Medicus Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	38,247	5,772	38,378
UBS	PZ Cussons PLC	1-Month LIBOR GBP	9/20/2021	Term	241,154	95,431	(13,053)
UBS	Quadient	1-Month LIBOR EUR	9/20/2021	Term	109,369	4,999	581
UBS	Quilter PLC	1-Month LIBOR GBP	9/20/2021	Term	18,222	12,432	5,947
UBS	Rathbone Brothers PLC	1-Month LIBOR GBP	9/20/2021	Term	35,968	1,300	(7,764)
MS	Redcentric PLC	1-Month LIBOR GBP	3/18/2026	Term	58,458	61,813	21,537
MS	Redde Northgate PLC	1-Month LIBOR GBP	3/20/2026	Term	122,071	30,534	(25,393)
UBS	Redde Northgate PLC	1-Month LIBOR GBP	9/20/2021	Term	256,298	58,296	(71,717)
UBS	Redrow PLC	1-Month LIBOR GBP	9/20/2021	Term	489,122	68,392	211,202
GS	Regis Healthcare Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	5,173	2,651	(2,109)
UBS	Renewi PLC	1-Month LIBOR GBP	9/20/2021	Term	188,853	513,257	53,502
UBS	RHI Magnesita N.V.	1-Month LIBOR GBP	9/20/2021	Term	423,563	7,371	(131,720)
UBS	Rightmove PLC	1-Month LIBOR GBP	9/20/2021	Term	74,407	12,355	24,645
MS	Rotork PLC	1-Month LIBOR GBP	3/18/2026	Term	78,426	20,753	(1,897)
UBS	Rotork PLC	1-Month LIBOR GBP	9/20/2021	Term	287,549	73,189	(19,613)
UBS	Royal Mail PLC	1-Month LIBOR GBP	9/20/2021	Term	469,601	190,516	(56,387)
UBS	RPS Group PLC	1-Month LIBOR GBP	9/20/2021	Term	23,868	14,397	(543)
UBS	Rubis	1-Month LIBOR EUR	9/20/2021	Term	65,180	1,155	(2,532)
UBS	RWS Holdings PLC	1-Month LIBOR GBP	9/20/2021	Term	9,373	1,217	(1,101)
UBS	Saga PLC	1-Month LIBOR GBP	9/20/2021	Term	5,397	11,531	(557)
GS	Sandfire Resources Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	73,746	17,715	(21,757)
GS	Saracen Mineral Holdings Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	34,706	25,985	27,679
UBS	Savills PLC	1-Month LIBOR GBP	9/20/2021	Term	10,095	952	3,294
UBS	Serco Group PLC	1-Month LIBOR GBP	9/20/2021	Term	71,582	44,636	15,686
GS	Service Stream Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	109,599	66,257	(16,257)
GS	SG Fleet Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	81,979	49,513	(9,628)
UBS	SIG PLC	1-Month LIBOR GBP	9/20/2021	Term	441,721	284,040	(204,311)
GS	Sigma Healthcare Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	105,029	278,701	(434)
UBS	Signature Aviation PLC	1-Month LIBOR GBP	9/20/2021	Term	40,432	10,944	9,448
GS	Sims Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	98,952	14,391	(7,242)
GS	Smartgroup Corp Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	7,555	1,150	(2,552)
UBS	SMCP S.A.	1-Month LIBOR EUR	9/20/2021	Term	110,258	7,436	(57,527)
MS	Softcat PLC	1-Month LIBOR GBP	3/18/2026	Term	260,429	24,264	78,057
UBS	Softcat PLC	1-Month LIBOR GBP	9/20/2021	Term	84,673	10,081	57,353
UBS	Solocal Group	1-Month LIBOR EUR	9/20/2021	Term	361,307	447,673	(133,311)
UBS	Solutions 30 SE	1-Month LIBOR EUR	9/20/2021	Term	15,561	1,338	(573)
UBS	Sophos Group PLC	1-Month LIBOR GBP	9/20/2021	Term	27,835	3,813	555

UBS	Sopra Steria Group	1-Month LIBOR EUR	9/20/2021	Term	277,064	2,869	192,458
GS	Southern Cross Media Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	23,448	37,087	(5,674)
UBS	Spie S.A.	1-Month LIBOR EUR	9/20/2021	Term	137,106	8,387	29,118
UBS	Spire Healthcare Group PLC	1-Month LIBOR GBP	9/20/2021	Term	161,540	103,543	(5,945)
UBS	Spirent Communications PLC	1-Month LIBOR GBP	9/20/2021	Term	21,823	8,008	(322)
UBS	Stagecoach Group PLC	1-Month LIBOR GBP	9/20/2021	Term	47,714	30,172	4,979
GS	Super Retail Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	244,328	49,116	40,412
UBS	SuperDry PLC	1-Month LIBOR GBP	9/20/2021	Term	371,653	66,038	(103,223)
MS	Synergie S.A.	1-Month LIBOR EUR	3/18/2026	Term	7,419	237	(997)
UBS	Synergie S.A.	1-Month LIBOR EUR	9/20/2021	Term	31,732	1,084	(2,594)
UBS	TalkTalk Telecom Group	1-Month LIBOR GBP	9/20/2021	Term	139,679	107,455	13,026
UBS	Tarkett	1-Month LIBOR EUR	9/20/2021	Term	437,419	26,659	(4,136)
UBS	Tate & Lyle PLC	1-Month LIBOR GBP	9/20/2021	Term	236,707	28,747	35,710
GS	Technology One Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	85,446	20,631	23,013
UBS	Telecom Plus PLC	1-Month LIBOR GBP	9/20/2021	Term	158,279	10,521	27,921
UBS	TI Fluid Systems PLC	1-Month LIBOR GBP	9/20/2021	Term	14,262	5,017	(1,340)
UBS	TP ICAP PLC	1-Month LIBOR GBP	9/20/2021	Term	521,046	143,226	164,936
UBS	Travis Perkins PLC	1-Month LIBOR GBP	9/20/2021	Term	616,785	39,277	140,597
UBS	Trigano S.A.	1-Month LIBOR EUR	9/20/2021	Term	121,169	1,432	(8,589)
UBS	UDG Healthcare PLC	1-Month LIBOR GBP	9/20/2021	Term	4,345	427	(410)
UBS	Ultra Electronics Holdings PLC	1-Month LIBOR GBP	9/20/2021	Term	105,639	5,959	47,198
UBS	Vesuvius PLC	1-Month LIBOR GBP	9/20/2021	Term	153,573	25,478	(15,761)
GS	Victrex PLC	1-Month LIBOR GBP	6/28/2024	Term	26	1	5
MS	Victrex PLC	1-Month LIBOR GBP	3/18/2026	Term	496	17	(26)
UBS	Victrex PLC	1-Month LIBOR GBP	9/20/2021	Term	90,237	3,574	8,905
GS	Village Roadshow Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	69,315	44,836	34,322
UBS	Vilmorin & Cie	1-Month LIBOR EUR	9/20/2021	Term	49,900	905	(8,634)
MS	Virbac S.A.	1-Month LIBOR EUR	3/18/2026	Term	68,439	539	53,749
UBS	Virbac S.A.	1-Month LIBOR EUR	9/20/2021	Term	62,709	410	30,313
UBS	Vistry Group PLC	1-Month LIBOR GBP	9/20/2021	Term	302,848	25,419	143,687
GS	Viva Energy Group Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	925,316	650,090	(172,545)
UBS	Watkin Jones PLC	1-Month LIBOR GBP	9/20/2021	Term	20,228	7,608	5,415
MS	Wetherspoon PLC	1-Month LIBOR GBP	3/18/2026	Term	66,608	3,950	1,706
UBS	Wetherspoon PLC	1-Month LIBOR GBP	9/20/2021	Term	9,315	554	284
MS	WH Smith PLC	1-Month LIBOR GBP	3/18/2026	Term	72,828	2,644	(5,494)
UBS	WH Smith PLC	1-Month LIBOR GBP	9/20/2021	Term	124,963	5,377	13,706
GS	Whitehaven Coal Ltd.	1-Month Bank Bill Swap Rate	6/28/2024	Term	97,427	49,075	(32,835)
MS	William Hill PLC	1-Month LIBOR GBP	3/18/2026	Term	394,889	193,798	(3,964)
UBS	William Hill PLC	1-Month LIBOR GBP	9/20/2021	Term	172,453	91,266	7,216
MS	Worldline S.A.	1-Month LIBOR EUR	3/18/2026	Term	198,300	3,567	76,602
UBS	Worldline S.A.	1-Month LIBOR EUR	9/20/2021	Term	270,293	5,327	140,637
					$45,076,683		$6,189,494
Total Return Swaps - Short

							Value/
	Portfolio Pays Total Return On	Portfolio Receives Base Financing Rate					Unrealized Appreciation/
Counterparty (a)	Reference Entity	(b)	Termination Date	Payment Frequency	Notional Value	Number of Units	(Depreciation)
GS	Altria Group Inc.	1-Month LIBOR USD	4/2/2029	Term	$3,702,411	75,467	$522,394
GS	Assurant Inc.	1-Month LIBOR USD	4/2/2029	Term	4,044,580	43,000	(1,174,688)
GS	Chevron Corp.	1-Month LIBOR USD	4/2/2029	Term	1,522,378	12,366	338,851
GS	Citigroup Inc.	1-Month LIBOR USD	4/2/2029	Term	1,521,493	19,894	251,256
GS	Halliburton Co.	1-Month LIBOR USD	4/2/2029	Term	3,968,946	186,423	764,156
GS	HCA Healthcare Inc.	1-Month LIBOR USD	4/2/2029	Term	2,322,678	15,992	288,070
GS	Home Depot Inc.	1-Month LIBOR USD	4/2/2029	Term	2,808,240	12,000	198,286
GS	Intel Corp.	1-Month LIBOR USD	4/2/2029	Term	2,836,470	42,763	452,872
GS	McDonald's Corp.	1-Month LIBOR USD	4/2/2029	Term	6,060,289	28,261	547,600
GS	New Residential Investment	1-Month LIBOR USD	4/2/2029	Term	304,627	18,340	(2,633)
GS	PNC Financial Services Group	1-Month LIBOR USD	4/2/2029	Term	1,037,541	8,151	(9,469)
GS	Raytheon Company	1-Month LIBOR USD	4/2/2029	Term	1,686,032	7,417	289,960

GS	Stryker Corp.	1-Month LIBOR USD	4/2/2029	Term	1,096,800	5,206	106,412
GS	Truist Financial Corp.	1-Month LIBOR USD	4/2/2029	Term	8,869,934	164,685	1,210,291
GS	UnitedHealth Group Inc.	1-Month LIBOR USD	4/2/2029	Term	1,147,320	4,500	-
GS	Verizon Communications Inc.	1-Month LIBOR USD	4/2/2029	Term	1,566,720	26,952	77,453
GS	WABCO Holdings Inc.	1-Month LIBOR USD	4/2/2029	Term	325,821	2,445	1,512
					$44,822,280		$3,862,323

							$10,051,817

(a)The full legal name of "GS" is "Goldman Sachs International," the full legal name of "MS" is "Morgan Stanley Capital Services LLC," and the full legal name of "UBS" is "UBS Group AG."

(b)The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread. Each swap's base financing rate is refreshed on a periodic basis, typically monthly. To the extent different swaps linked to the same base financing rate refresh at different times, there may be modest temporary differences in their rates. The financing rates as of February 29, 2020 are as follows:

	Variable Rate as of	Fixed Spread Range as of
	February 29, 2020	February 29, 2020
1-Month LIBOR USD	1.52%	0.00% - 0.75%
1-Month LIBOR EUR	(0.53)%	0.25% - 0.75%
1-Month LIBOR GBP	0.68%	0.25% - 0.75%
1-Month Bank Bill Swap Rate	0.79%	0.25% - 0.75%

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of February 29, 2020 (Unaudited)

SHARES		FAIR VALUE
COMMON STOCKS - 92.9%
Argentina - 0.0% (a)
Telecom Argentina S.A. - ADR	200	$2,320
Belgium - 0.0% (a)
Titan Cement International S.A. (b)	2,383	33,620
Bermuda - 0.4%
Haier Electronics Group Co., Ltd.	436,000	1,271,384
Brazil - 2.0%
Ambev S.A.	212,400	687,751
Atacadao S.A.	39,700	180,749
Banco BTG Pactual S.A.	26,188	390,604
BB Seguridade Participacoes S.A.	16,800	119,090
CCR S.A.	8,500	30,735
Centrais Eletricas Brasileiras S.A.	1,084	8,368
Cia de Saneamento Basico do Estado de Sao Paulo	23,000	300,056
Cielo S.A.	13,200	20,042
Embraer S.A. (b)	40,400	152,768
Equatorial Energia S.A.	8,000	43,400
Hypera S.A.	8,500	65,215
IRB Brasil Resseguros S.A.	18,800	138,397
JBS S.A.	73,900	370,169
Lojas Renner S.A.	5,830	68,131
Magazine Luiza S.A.	57,600	641,445
Natura & Co. Holding S.A.	11,800	118,926
Notre Dame Intermedica Participacoes S.A.	33,562	461,638
Petrobras Distribuidora S.A.	108,300	621,431
Petroleo Brasileiro S.A.	5,100	30,496
Porto Seguro S.A.	23,300	311,629
Raia Drogasil S.A.	7,900	208,775
Sul America S.A.	41,000	488,674
TIM Participacoes S.A.	74,100	265,454
Ultrapar Participacoes S.A.	141,500	587,276
WEG S.A.	36,500	349,337
		6,660,556
Cayman Islands - 5.1%
3SBio, Inc. (b)(c)	9,000	9,565
Autohome, Inc. - ADR (b)	4,600	357,282
BEST, Inc. - ADR (b)	900	4,869
Bosideng International Holdings Ltd.	548,000	161,740
China Hongqiao Group Ltd.	306,500	167,620
China Medical System Holdings Ltd.	536,000	677,780
China Mengniu Dairy Co., Ltd.	226,000	825,960
China Resources Cement Holdings Ltd.	748,000	961,057
Dali Foods Group Co., Ltd. (c)	641,500	426,566
ENN Energy Holdings Ltd.	23,100	260,577
iQIYI, Inc. - ADR (b)(d)	4,600	103,178
JD.com, Inc. - ADR (b)	43,425	1,672,297

JOYY, Inc. - ADR (b)	7,347	396,518
Kingboard Laminates Holdings Ltd.	257,500	263,317
Li Ning Co. Ltd.	255,500	688,273
Logan Property Holdings Co. Ltd.	42,000	73,364
Momo, Inc. - ADR (d)	5,067	142,484
NetEase, Inc. - ADR	3,200	1,019,872
New Oriental Education & Technology Group, Inc. - ADR (b)	6,798	869,396
Noah Holdings Ltd. - ADR (b)(d)	12,476	354,069
Qudian, Inc. - ADR (b)(d)	25,900	67,858
SINA Corp. (b)	10,456	342,434
Sino Biopharmaceutical Ltd.	856,500	1,269,446
TAL Education Group - ADR (b)	7,077	384,918
Tencent Music Entertainment Group - ADR (b)	25,669	311,365
Uni-President China Holdings Ltd.	550,000	571,270
Vipshop Holdings Ltd. - ADR (b)	228,700	2,934,221
Want Want China Holdings Ltd.	772,000	605,959
Weibo Corp. - ADR (b)	500	21,070
Yuzhou Properties Co. Ltd.	259,000	129,474
Zhen Ding Technology Holding Ltd.	185,000	695,952
Zhongsheng Group Holdings Ltd.	101,500	390,839
ZTO Express Cayman, Inc. - ADR	8,700	204,102
		17,364,692
Chile - 0.1%
Cia Cervecerias Unidas S.A. - ADR	2,600	41,444
Enel Americas S.A. - ADR	27,458	236,139
Enel Chile S.A. - ADR	2,506	11,001
Latam Airlines Group S.A. - ADR (d)	5	34
		288,618
China - 8.5%
Agricultural Bank of China Ltd.	603,000	244,690
Air China Ltd.	488,000	403,184
Anhui Conch Cement Co., Ltd.	296,000	2,216,800
BAIC Motor Corp. Ltd. (c)	181,000	90,038
Bank of China Ltd.	2,000	799
Bank of Communications Co., Ltd.	60,000	39,042
Beijing Capital International Airport Co., Ltd.	572,000	450,408
CGN Power Co., Ltd. (c)	708,000	174,144
China CITIC Bank Corp. Ltd.	88,000	46,105
China Coal Energy Co., Ltd.	1,875,000	610,820
China Everbright Bank Co. Ltd.	78,000	31,516
China Longyuan Power Group Corp. Ltd.	410,000	215,434
China Merchants Bank Co., Ltd.	71,500	343,979
China National Building Material Co., Ltd.	850,000	1,010,249
China Petroleum & Chemical Corp.	1,470,000	760,809
China Railway Construction Corp. Ltd.	155,000	179,325
China Reinsurance Group Corp.	514,000	70,641
China Shenhua Energy Co., Ltd.	182,000	320,009
China Southern Airlines Co., Ltd.	22,000	11,840
China Telecom Corp. Ltd.	1,920,000	725,774
China Tower Corp. Ltd. (c)	4,044,000	998,793
China Vanke Co., Ltd.	177,100	693,541
CITIC Securities Co. Ltd.	330,000	725,880
CNOOC Ltd.	1,522,000	2,117,272
Datang International Power Generation Co. Ltd.	104,000	16,485

Fuyao Glass Industry Group Co., Ltd. (c)	139,200	403,417
GF Securities Co. Ltd.	336,600	410,433
Great Wall Motor Co., Ltd.	301,500	223,061
Guangzhou Automobile Group Co., Ltd.	1,600	1,815
Guotai Junan Securities Co., Ltd. (c)	426,600	725,702
Haitong Securities Co. Ltd.	122,000	134,493
Huadian Power International Corp. Ltd.	1,030,000	312,220
Huatai Securities Co. Ltd. (c)	321,000	567,728
Industrial & Commercial Bank of China Ltd.	3,558,000	2,451,106
Jiangsu Expressway Co., Ltd.	40,000	46,589
Maanshan Iron & Steel Co. Ltd. (d)	382,000	140,758
Metallurgical Corp. of China Ltd.	55,000	10,771
PetroChina Co., Ltd.	1,180,000	460,959
PICC Property & Casualty Co., Ltd.	875,000	925,293
Ping An Insurance Group Co. of China Ltd.	246,000	2,802,530
Postal Savings Bank of China Co., Ltd. (c)	1,311,000	836,403
Shandong Weigao Group Medical Polymer Co., Ltd.	100,000	130,488
Shanghai Pharmaceuticals Holding Co., Ltd.	427,200	789,064
Sinopharm Group Co., Ltd.	13,200	41,469
Tong Ren Tang Technologies Co. Ltd. (d)	407,000	375,933
TravelSky Technology Ltd.	284,000	562,264
Tsingtao Brewery Co., Ltd.	220,000	1,162,104
Weichai Power Co., Ltd.	249,000	499,584
WuXi AppTec Co. Ltd. (c)	42,980	644,761
Yanzhou Coal Mining Co., Ltd.	220,000	169,060
Zhaojin Mining Industry Co. Ltd.	37,000	43,895
Zhejiang Expressway Co., Ltd.	132,000	100,575
Zhuzhou CRRC Times Electric Co., Ltd.	60,000	213,100
Zijin Mining Group Co., Ltd.	280,000	126,360
Zoomlion Heavy Industry Science and Technology Co. Ltd.	175,200	147,818
ZTE Corp. (b)	168,400	716,209
		28,673,539
Colombia - 0.1%
Ecopetrol S.A. - ADR (d)	4,700	82,955
Grupo Aval Acciones y Valores S.A. - ADR (d)	28,711	233,420
		316,375
Czech Republic - 0.0% (a)
CEZ AS	300	5,746
Moneta Money Bank AS (c)	21,276	70,950
		76,696
Egypt - 0.0% (a)
Commercial International Bank Egypt SAE	5,093	24,956
Greece - 0.1%
Hellenic Telecommunications Organization S.A.	12,324	175,340
JUMBO S.A.	3,524	55,671
Motor Oil Hellas Corinth Refineries S.A.	7,463	121,934
		352,945
Hong Kong - 5.8%
A-Living Services Co. Ltd. (c)	11,750	53,928
ANTA Sports Products Ltd.	101,000	824,229
Beijing Enterprises Holdings Ltd.	13,000	55,338
BYD Electronic International Co. Ltd. (d)	299,000	577,993
China Agri-Industries Holdings Ltd.	430,000	236,577

China Mobile Ltd.	343,500	2,733,784
China Oriental Group Co., Ltd.	2,000	691
China Overseas Land & Investment Ltd.	2,000	6,849
China Resources Beer Holdings Co., Ltd.	220,000	1,038,209
China Resources Gas Group Ltd.	136,000	685,432
China Resources Land Ltd.	34,000	161,446
China Resources Pharmaceutical Group Ltd. (c)	701,500	618,761
China Unicom Hong Kong Ltd.	2,322,000	1,865,883
Country Garden Holdings Co., Ltd.	87,000	118,194
Country Garden Services Holdings Co., Ltd.	60,586	241,779
CSPC Pharmaceutical Group Ltd.	306,000	713,303
Far East Horizon Ltd.	76,000	67,398
Geely Automobile Holdings Ltd.	326,000	595,518
Greentown Service Group Co. Ltd.	68,000	86,316
Guangdong Investment Ltd.	132,000	250,678
Haitian International Holdings Ltd.	91,000	181,423
Hua Hong Semiconductor Ltd. (c)(d)	69,000	154,392
Kingboard Holdings Ltd.	14,000	37,520
Kingdee International Software Group Co., Ltd.	94,000	123,572
Kunlun Energy Co., Ltd.	766,000	541,894
Lee & Man Paper Manufacturing Ltd.	607,000	483,325
Lenovo Group Ltd.	1,088,000	684,711
Longfor Group Holdings Ltd. (c)	148,500	702,362
Nexteer Automotive Group Ltd.	412,000	307,726
Shanghai Industrial Holdings Ltd.	58,000	103,240
Shenzhou International Group Holdings Ltd.	40,800	516,356
Shui On Land Ltd.	2,223,000	445,361
Sinotrans Ltd.	392,000	112,686
Sinotruk Hong Kong Ltd.	636,500	1,237,344
Sun Art Retail Group Ltd.	1,029,000	1,329,919
Sunac China Holdings Ltd.	13,000	72,820
Tingyi Cayman Islands Holding Corp.	804,000	1,476,236
Yihai International Holding Ltd.	6,000	40,637
Yuexiu Property Co. Ltd.	912,000	188,859
		19,672,689
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	33,788	260,761
Richter Gedeon Nyrt	17,097	346,892
		607,653
India - 1.2%
Axis Bank Ltd.	668	31,530
Dr Reddy's Laboratories Ltd. - ADR	15,323	615,372
ICICI Bank Ltd. - ADR	12,300	170,601
Infosys Ltd. - ADR	172,300	1,735,061
Reliance Industries Ltd. (b)(c)	10,713	392,901
Tata Motors Ltd. - ADR (b)	6,494	59,485
Tata Steel Ltd.	648	3,266
Vedanta Ltd. - ADR	50,300	330,471
Wipro Ltd. - ADR	247,583	854,161
		4,192,848
Indonesia - 0.0% (a)
Telekomunikasi Indonesia Persero Tbk PT - ADR (d)	4,900	118,825

Luxembourg - 0.1%

Globant S.A. (b)	1,700	192,117
Reinet Investments SCA	3,949	81,944
		274,061
Mexico - 1.6%
Alfa SAB de CV	334,918	215,588
Alsea SAB de CV (b)	78,900	160,462
America Movil SAB de CV	1,050,497	830,983
Arca Continental SAB de CV	60,614	334,127
Cemex SAB de CV	3,900	1,272
Coca-Cola Femsa SAB de CV	105,458	590,218
El Puerto de Liverpool SAB de CV	59,664	281,906
Fomento Economico Mexicano SAB de CV	90,708	739,655
Gruma SAB de CV	24,810	239,453
Grupo Aeroportuario del Sureste SAB de CV	8,900	148,198
Grupo Bimbo SAB de CV	231,230	348,789
Grupo Carso SAB de CV	21,021	58,589
Grupo Financiero Banorte SAB de CV	1,100	6,014
Grupo Mexico SAB de CV	52,294	123,568
Kimberly-Clark de Mexico SAB de CV	44,200	84,142
Megacable Holdings SAB de CV	5,314	17,846
Orbia Advance Corp. SAB de CV	116,206	228,775
Wal-Mart de Mexico SAB de CV	353,500	995,145
		5,404,730
Peru - 0.0% (a)
Cia de Minas Buenaventura SAA - ADR	23	256
Poland - 0.4%
Bank Millennium S.A. (b)	8,200	10,184
Cyfrowy Polsat S.A.	31,577	204,334
Dino Polska S.A. (b)(c)	10,953	397,869
Grupa Lotos S.A.	28,716	438,805
LPP S.A.	30	52,781
mBank S.A. (b)	125	9,498
Orange Polska S.A. (b)	35,529	56,484
Polski Koncern Naftowy ORLEN S.A.	18,096	273,360
		1,443,315
Republic of Korea - 10.3%
Amorepacific Corp.	2,657	351,946
AMOREPACIFIC Group	9,132	467,561
BGF retail Co. Ltd.	2,813	350,901
Cheil Worldwide, Inc.	15,009	238,825
CJ Corp.	595	39,630
CJ ENM Co. Ltd.	851	88,955
Coway Co. Ltd.	4,364	248,747
Daelim Industrial Co. Ltd.	6,539	393,845
Daewoo Engineering & Construction Co., Ltd. (b)	559	1,891
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	10,893	201,132
DB Insurance Co. Ltd.	10,574	377,546
Dongsuh Cos, Inc.	100	1,284
Doosan Bobcat, Inc.	16,318	382,118
Fila Holdings Corp.	6,413	204,006
GS Engineering & Construction Corp.	5,472	119,677
GS Holdings Corp.	9,727	333,750
GS Retail Co. Ltd.	16,879	490,633

Hankook Tire & Technology Co., Ltd.	17,988	378,558
Hanon Systems	16,422	142,815
Hanwha Corp.	2,115	35,298
Hotel Shilla Co. Ltd.	6,877	451,995
Hyundai Department Store Co. Ltd.	6,501	376,333
Hyundai Development Co., Ltd. (d)	5,523	82,555
Hyundai Engineering & Construction Co. Ltd.	8,304	240,104
Hyundai Glovis Co. Ltd.	3,911	398,962
Hyundai Marine & Fire Insurance Co. Ltd.	16,931	315,645
Hyundai Mobis Co. Ltd.	6,777	1,184,543
Hyundai Steel Co.	39	775
Kakao Corp.	2,131	305,674
Kangwon Land, Inc.	16,742	315,751
KB Financial Group, Inc.	1,475	46,630
KCC Corp.	554	75,682
Kia Motors Corp.	41,172	1,242,358
Korea Aerospace Industries Ltd.	2,352	50,290
Korea Zinc Co. Ltd.	2,086	713,695
KT&G Corp.	5,658	393,658
Kumho Petrochemical Co., Ltd.	4,296	212,501
LG Corp.	2,591	144,019
LG Electronics, Inc.	17,108	860,534
LG Household & Health Care Ltd.	563	568,349
LG Innotek Co. Ltd.	453	49,010
LG Uplus Corp.	55,045	598,516
Lotte Shopping Co. Ltd.	2,939	232,794
NAVER Corp.	282	40,478
NCSoft Corp.	1,368	731,263
Netmarble Corp. (b)(c)	907	66,642
Orion Corp.	4,189	330,810
Ottogi Corp.	123	50,612
Pan Ocean Co., Ltd. (b)	32,522	101,115
Pearl Abyss Corp. (b)(d)	942	139,238
POSCO	4,265	685,049
Posco International Corp.	20,542	254,819
S-1 Corp.	5,554	375,907
Samsung C&T Corp.	7,653	670,890
Samsung Electro-Mechanics Co. Ltd.	1,819	192,157
Samsung Electronics Co. Ltd.	283,250	12,749,472
Samsung Engineering Co., Ltd. (b)	48,874	569,674
Samsung Fire & Marine Insurance Co. Ltd.	2,965	482,946
Samsung Life Insurance Co. Ltd.	6,004	288,396
Samsung SDS Co., Ltd.	3,332	461,061
Shinhan Financial Group Co. Ltd.	2,752	73,601
Shinsegae, Inc.	235	45,043
SK Holdings Co., Ltd.	207	32,877
SK Hynix, Inc.	25,005	1,847,635
SK Innovation Co. Ltd.	358	33,896
SK Telecom Co. Ltd.	2,801	490,407
Yuhan Corp.	1,549	274,140
		34,697,619
Russian Federation - 7.7%
Gazprom PJSC	611,570	3,743,293
LUKOIL PJSC - ADR (d)	8,700	751,158

LUKOIL PJSC	72,394	6,244,593
Magnit PJSC	52,838	588,179
Magnitogorsk Iron & Steel Works PJSC	18,505	140,651
MMC Norilsk Nickel PJSC - ADR (d)	19,964	605,309
MMC Norilsk Nickel PJSC	96,581	2,903,225
Mobile TeleSystems PJSC - ADR	15,920	154,424
Novatek PJSC	491	71,640
Novolipetsk Steel PJSC	74,016	1,421,184
PhosAgro PJSC	29,281	325,690
Rosneft Oil Co. PJSC	681,809	4,175,401
Sberbank of Russia PJSC - ADR (d)	28,269	402,268
Sberbank of Russia PJSC	699	9,974
Severstal PJSC	102,459	1,256,096
Surgutneftegas PJSC	81,587	475,564
Tatneft PJSC	37,101	2,230,956
VTB Bank PJSC	342,170	439,978
		25,939,583
South Africa - 1.9%
Absa Group Ltd.	7,843	67,494
Anglo American Platinum Ltd.	9,504	638,072
AngloGold Ashanti Ltd.	33,718	600,459
Bid Corp. Ltd.	25,043	453,143
Capitec Bank Holdings Ltd.	2,108	178,431
Clicks Group Ltd.	24,042	363,552
Gold Fields Ltd.	27,172	165,254
Kumba Iron Ore Ltd.	35,621	656,439
Mr Price Group Ltd.	27,958	274,598
MTN Group Ltd.	25,369	120,947
MultiChoice Group (b)	58,293	337,875
Nedbank Group Ltd.	955	10,918
Old Mutual Ltd.	372,657	379,107
Pick n Pay Stores Ltd.	72,086	260,644
Rand Merchant Investment Holdings Ltd.	162	258
RMB Holdings Ltd.	41,808	191,391
Sanlam Ltd.	40,878	171,708
Shoprite Holdings Ltd.	31,392	228,657
Standard Bank Group Ltd.	24,334	233,904
The Bidvest Group Ltd.	23,904	278,637
The Foschini Group Ltd.	24,238	193,795
The SPAR Group Ltd.	23,409	251,452
Vodacom Group Ltd.	24,774	177,140
Woolworths Holdings Ltd. (d)	42,559	100,200
		6,334,075
Taiwan, Province of China - 5.9%
Acer, Inc.	117,000	61,892
Advantech Co. Ltd.	56,000	535,795
Asia Cement Corp.	58,000	84,383
Asustek Computer, Inc.	50,000	334,492
Catcher Technology Co. Ltd.	49,000	367,601
Chang Hwa Commercial Bank Ltd.	360	275
Chicony Electronics Co., Ltd.	123,000	333,285
China Airlines Ltd.	326,000	87,312
China Development Financial Holding Corp.	721,000	216,530
China Steel Corp.	477,000	361,654

Chunghwa Telecom Co. Ltd.	264,000	935,636
Compal Electronics, Inc.	89,000	53,658
Delta Electronics, Inc.	50,000	226,679
E.Sun Financial Holding Co. Ltd.	3,213	3,063
Eclat Textile Co. Ltd.	19,000	221,388
Eva Airways Corp.	842,406	331,778
Far EasTone Telecommunications Co. Ltd.	188,000	407,928
Feng TAY Enterprise Co. Ltd.	6,000	33,030
Formosa Chemicals & Fibre Corp.	222,000	596,056
Formosa Petrochemical Corp.	127,000	354,719
Formosa Plastics Corp.	20,000	59,705
Formosa Taffeta Co. Ltd.	81,000	88,297
Foxconn Technology Co. Ltd.	267,000	518,318
Giant Manufacturing Co. Ltd.	38,000	203,625
Globalwafers Co. Ltd.	28,000	362,331
Hon Hai Precision Industry Co. Ltd.	441,000	1,150,772
Hua Nan Financial Holdings Co. Ltd.	156,802	110,949
Inventec Corp.	167,000	125,131
Lite-On Technology Corp.	529,000	753,131
MediaTek, Inc.	65,000	755,647
Mega Financial Holding Co. Ltd.	287,000	303,903
Micro-Star International Co. Ltd.	120,000	351,253
Nanya Technology Corp.	305,000	759,197
Nien Made Enterprise Co. Ltd.	54,000	425,995
Novatek Microelectronics Corp.	62,000	390,188
Pegatron Corp.	32,000	65,110
Phison Electronics Corp.	4,000	42,732
Pou Chen Corp.	266,000	295,333
Powertech Technology, Inc.	96,000	314,015
President Chain Store Corp.	50,000	488,093
Quanta Computer, Inc.	131,000	264,241
Realtek Semiconductor Corp.	121,000	875,553
SinoPac Financial Holdings Co. Ltd.	578,000	244,594
Standard Foods Corp.	235,000	524,554
Synnex Technology International Corp.	99,000	121,758
Taiwan Business Bank	1,199,200	469,580
Taiwan Cement Corp.	69,213	95,585
Taiwan Mobile Co. Ltd.	156,000	538,087
Taiwan Semiconductor Manufacturing Co. Ltd.	53,000	546,420
Uni-President Enterprises Corp.	305,000	729,992
United Microelectronics Corp.	596,000	297,368
Walsin Technology Corp.	79,000	540,575
Wistron Corp.	860,480	755,036
Wiwynn Corp.	7,000	163,477
WPG Holdings Ltd.	293,000	372,198
Yageo Corp.	24,000	309,961
		19,959,858
Thailand - 0.9%
Advanced Info Service PCL	26,400	169,426
Airports of Thailand PCL	31,500	60,648
Bumrungrad Hospital PCL	51,700	214,097
CP ALL PCL	180,400	380,185
Home Product Center PCL	584,100	238,979
Kasikornbank PCL - NVDR	94,898	361,565

Kasikornbank PCL	93,200	355,495
Krung Thai Bank PCL	304,500	136,225
PTT Exploration & Production PCL	76,800	262,044
PTT Global Chemical PCL	95	126
PTT PCL	509,710	638,998
Ratch Group PCL	44,200	83,327
Thai Union Group PCL	273,900	134,751
		3,035,866
Turkey - 0.7%
Akbank T.A.S. (b)	118,877	128,884
Anadolu Efes Biracilik Ve Malt Sanayii AS	46,883	166,939
Arcelik AS	41,255	123,598
BIM Birlesik Magazalar AS	53,440	413,095
Eregli Demir ve Celik Fabrikalari TAS	200,780	267,884
Ford Otomotiv Sanayi AS	12,205	154,048
KOC Holding AS	148,191	412,959
TAV Havalimanlari Holding AS	16,854	55,212
Tupras Turkiye Petrol Rafinerileri AS	9,508	155,119
Turkcell Iletisim Hizmetleri AS	70,012	155,771
Turkiye Garanti Bankasi AS (b)	21,421	32,793
Turkiye Is Bankasi AS (b)	110,498	101,754
		2,168,056
United Kingdom - 0.0% (a)
Polyus PJSC	330	20,517
		20,517
United States - 33.7%
Altria Group, Inc. (e)	176,295	7,117,029
Citigroup, Inc.	108,843	6,907,177
DuPont de Nemours, Inc. (d)(e)	48,332	2,073,443
HCA Healthcare, Inc. (e)	37,358	4,744,840
Intel Corp. (d)(e)	274,654	15,248,790
McDonald's Corp. (e)	116,085	22,540,224
PNC Financial Services Group Inc.	44,596	5,636,934
Raytheon Co. (e)	40,583	7,652,331
Stryker Corp. (e)	21,384	4,075,576
Truist Financial Corp.	128,571	5,932,266
UnitedHealth Group, Inc.	38,000	9,688,480
Verizon Communications, Inc.	62,963	3,410,076
WABCO Holdings, Inc. (b)(d)	13,379	1,807,503
Walgreens Boots Alliance, Inc.	59,500	2,722,720
Yum China Holdings, Inc. (d)	32,001	1,401,324
Zoetis, Inc. (d)(e)	98,000	13,056,540
		114,015,253
TOTAL COMMON STOCKS (Cost $286,204,849)		292,950,905
PREFERRED STOCKS - 1.2%
Brazil - 0.5%
Centrais Eletricas Brasileiras S.A. - Preferred	18,900	150,840
Cia Brasileira de Distribuicao	3,900	63,193
Cia Energetica de Minas Gerais	22,900	70,617
Gerdau S.A.	156,600	584,462
Itau Unibanco Holding S.A.	21,600	153,116
Lojas Americanas S.A.	5,400	31,336
Petroleo Brasileiro S.A. - Preferred	57,100	319,854

Telefonica Brasil S.A.	34,200	408,161
		1,781,579
Republic of Korea - 0.7%
Amorepacific Corp. - Preferred	6,748	409,149
Hyundai Motor Co. - Preferred	3,395	185,661
Hyundai Motor Co. - 2nd Preferred	2,106	130,411
LG Household & Health Care Ltd. - Preferred	1,347	817,893
Samsung Electronics Co. Ltd. - Preferred	20,107	767,612
		2,310,726
TOTAL PREFERRED STOCKS (Cost $4,284,123)		4,092,305
REAL ESTATE INVESTMENT TRUSTS - 2.2%
United States - 2.2%
New Residential Investment Corp.	100,342	1,561,322
Ventas, Inc. (e)	107,000	5,753,390
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,472,951)		7,314,712
RIGHTS - 0.0%
Republic of Korea - 0.0%
HDC Hyundai Development Co-Engineering & Construction (b)(f)	966	–
TOTAL RIGHTS (Cost $5,229)		–
SHORT-TERM INVESTMENTS - 9.2%
Money Market Funds - 6.2%
Fidelity Investments Money Market Funds - Government Portfolio, 1.46% (g)	4,202,799	4,202,798
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.48% (g)	4,202,799	4,202,799
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.44% (g)	4,202,799	4,202,798
STIT - Government & Agency Portfolio, 1.50% (g)	4,202,799	4,202,799
STIT - Treasury Portfolio - Institutional Class, 1.48% (g)	4,202,799	4,202,798
		21,013,992
	PRINCIPAL
	AMOUNT	FAIR VALUE
U.S. Treasury Bills - 3.0%
1.531%, 8/13/20 (h)	$500,000	497,414

1.425%, 1/28/21 (h)	9,700,000	9,610,947
		10,108,361
TOTAL SHORT-TERM INVESTMENTS (Cost $31,122,353)		31,122,353
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 6.3%
BlackRock Liquidity Funds FedFund Portfolio, 1.49% (g)	2,459,044	2,459,044
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 1.69% (g)	18,842,395	18,858,767
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING(Cost $21,317,811)		21,317,811
TOTAL INVESTMENTS (Cost $351,407,316) - 105.6%		356,798,086
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.6)%		(18,851,342)
TOTAL NET ASSETS - 100.0%		$337,946,744

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)Rounds to zero.

(b)Non-income producing security.

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of

(c)these securities totaled $7,334,920 or 2.2% of net assets.

(d)This security or a portion of this security was out on loan as of February 29, 2020. Total loaned securities had a market value of $18,950,403 as of February 29, 2020.

(e)This security or a portion of this security was held as collateral for derivative contracts as of February 29, 2020.

(f)Value determined using significant unobservable inputs.

(g)Rate shown is the 7-day effective yield.

(h)Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

	NUMBER OF		VALUE
	CONTRACTS	NOTIONAL	UNREALIZED
DESCRIPTION	PURCHASED	VALUE	DEPRECIATION
FUTURES CONTRACTS PURCHASED
Mini MSCI Emerging Markets Index, March 2020 Settlement	2,039	$102,847,160	$(9,026,720)
TOTAL FUTURES CONTRACTS PURCHASED		$102,847,160	$(9,026,720)

Total Return Swaps - Long
							Value/
							Unrealized
		Portfolio Pays					Appreciation
Counterparty (a)	Portfolio Receives Total Return On Rerence Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	(Depreciation)
UBS	ACE Hardware Indonesia	1-Month LIBOR USD	9/20/2021	Term	$14,115	120,900	$(1,315)
GS	Acer Inc.	1-Month LIBOR USD	6/28/2024	Term	115,297	236,000	6,124
GS	Advanced Petrochemicals Co.	1-Month LIBOR USD	6/28/2024	Term	215,123	15,845	(24,917)
UBS	AirAsia Group Berhad	1-Month LIBOR USD	9/20/2021	Term	299,583	526,800	(97,870)
GS	Al Rajhi Bank	1-Month SAIBOR	6/28/2024	Term	102,436	5,924	(853)
GS	Amorepacific Corp. - Preferred	1-Month LIBOR USD	6/28/2024	Term	116,689	1,348	(37,186)
GS	ASE Technology Holding Co., Ltd.	1-Month LIBOR USD	6/28/2024	Term	970	500	187
GS	Asustek Computer Inc.	1-Month LIBOR USD	6/28/2024	Term	103,300	15,000	(803)
GS	Atacadao S.A.	1-Month LIBOR USD	6/28/2024	Term	493,414	106,366	(19,693)
UBS	Axiata Group Bhd.	1-Month LIBOR USD	9/20/2021	Term	12,690	12,223	(547)
GS	B3 Sa-Brasil Bolsa Balcao	1-Month LIBOR USD	6/28/2024	Term	68,245	9,828	35,614
GS	Banco Santander Brasil	1-Month LIBOR USD	6/28/2024	Term	38,635	4,704	5,891
GS	Bank Albilad	1-Month LIBOR USD	6/28/2024	Term	176,708	28,466	1,693
GS	BGF Retail Co., Ltd.	1-Month LIBOR USD	6/28/2024	Term	143,596	928	(29,806)
UBS	British American Tobacco Bhd.	1-Month LIBOR USD	9/20/2021	Term	419,439	51,200	(267,015)
GS	Bupa Arabia For Cooperative	1-Month SAIBOR	6/28/2024	Term	292,559	12,016	14,476
GS	CCR S.A.	1-Month LIBOR USD	6/28/2024	Term	6,457	2,858	4,374
GS	Centrais Eletricas Brasilier	1-Month LIBOR USD	6/28/2024	Term	119,574	19,271	28,463
GS	Centrais Eletricas Brasileiras S.A. - Preferred B	1-Month LIBOR USD	6/28/2024	Term	202,292	28,046	23,519
GS	Chang Hwa Commercial Bank	1-Month LIBOR USD	6/28/2024	Term	306,109	603,620	150,302
GS	Cheil Worldwide Inc.	1-Month LIBOR USD	6/28/2024	Term	247,134	14,495	(6,816)
GS	Chicony Electronics Co. Ltd.	1-Month LIBOR USD	6/28/2024	Term	182,104	93,805	74,414
GS	Cia Brasileira de Distribuicao - Preferred	1-Month LIBOR USD	6/28/2024	Term	851	41	(11,741)
UBS	Cia Brasileira de Distribuicao - Preferred	1-Month LIBOR USD	9/20/2021	Term	10,703	500	(2,830)
GS	Cia Energetica Minas Ger - Preferred	1-Month LIBOR USD	6/28/2024	Term	40,482	12,423	(5,651)
GS	Cia Saneamento Basico de Sao Paulo	1-Month LIBOR USD	6/28/2024	Term	182,592	20,373	82,368
GS	Cia Siderurgica Nacional S.A.	1-Month LIBOR USD	6/28/2024	Term	53,700	22,265	4,462
GS	Co. For Cooperative Insurance	1-Month LIBOR USD	6/28/2024	Term	7,537	400	(421)
GS	Cogna Educacao	1-Month LIBOR USD	6/28/2024	Term	15,185	6,583	(829)
GS	Cosan S.A.	1-Month LIBOR USD	6/28/2024	Term	65,542	7,637	57,950
GS	Dar Al Arkan Real Estate Development Company	1-Month SAIBOR	6/28/2024	Term	66,081	26,065	(2,454)
UBS	Digi.Com Bhd.	1-Month LIBOR USD	9/20/2021	Term	5,321	4,600	(686)
GS	E.Sun Financial Holding Co.	1-Month LIBOR USD	6/28/2024	Term	234	448	195
GS	Etihad Etisalat Co.	1-Month SAIBOR	6/28/2024	Term	142,269	24,117	2,302
GS	Eva Airways Corp.	1-Month LIBOR USD	6/28/2024	Term	60	151	(1)
GS	Evergreen Marine Corp., Ltd.	1-Month LIBOR USD	6/28/2024	Term	1,236	985	(886)
GS	Feng Tay Enterprise Co., Ltd.	1-Month LIBOR USD	6/28/2024	Term	209,984	52,100	76,443
GS	Formosa Petrochemical Corp.	1-Month LIBOR USD	6/28/2024	Term	816,040	236,000	(145,862)
GS	Formosa Taffeta Co.	1-Month LIBOR USD	6/28/2024	Term	82,486	82,000	9,539
UBS	Fraser & Neave Holdings Bhd.	1-Month LIBOR USD	9/20/2021	Term	332,626	40,000	(40,803)
GS	Gerdau S.A.-Preferred	1-Month LIBOR USD	6/28/2024	Term	276,279	70,037	(19,879)
GS	Hon Hai Precision Industry	1-Month LIBOR USD	6/28/2024	Term	1,831	800	274
UBS	Hong Leong Financial Group	1-Month LIBOR USD	9/20/2021	Term	291,927	63,400	(65,062)
GS	Hua Nan Financial Holdings Co.	1-Month LIBOR USD	6/28/2024	Term	155	306	63
UBS	Indocement Tunggal Prakarsa	1-Month LIBOR USD	9/20/2021	Term	102,759	72,000	(26,181)
GS	Inventec Corp.	1-Month LIBOR USD	6/28/2024	Term	63,725	92,000	6,563
GS	Itau Unibanco Holding -Preferred	1-Month LIBOR USD	6/28/2024	Term	33,520	4,650	(348)
GS	Itausa-Investimentos Itau - Preferred	1-Month LIBOR USD	6/28/2024	Term	21,262	8,847	5,379
GS	Jarir Marketing Co.	1-Month SAIBOR	6/28/2024	Term	209,552	4,945	(2,979)
GS	JBS S.A.	1-Month LIBOR USD	6/28/2024	Term	400,933	152,536	347,849
UBS	Kuala Lumpur Kepong Bhd.	1-Month LIBOR USD	9/20/2021	Term	31,117	5,280	(3,923)
GS	LG Household & Health-Preferred	1-Month LIBOR USD	6/28/2024	Term	176,850	315	10,824
GS	Lite-On Technology Corp.	1-Month LIBOR USD	6/28/2024	Term	203,574	155,000	20,114
GS	Lojas Renner S.A.	1-Month LIBOR USD	6/28/2024	Term	95,843	11,424	35,782
GS	Magazine Luiza S.A.	1-Month LIBOR USD	6/28/2024	Term	126,439	22,704	123,118
UBS	Malayan Banking Bhd.	1-Month LIBOR USD	9/20/2021	Term	82	43	5
UBS	Malaysia Airports Holdings Bhd.	1-Month LIBOR USD	9/20/2021	Term	92,585	47,400	(19,536)
UBS	Misc. Bhd.	1-Month LIBOR USD	9/20/2021	Term	16,200	8,900	29
GS	MSCI China A Inclusion Index (c)(d)	1-Month LIBOR USD	6/10/2020	Term	4,479,170	4,993	617,486
GS	MSCI China A Inclusion Index (c)(d)	1-Month LIBOR USD	8/13/2020	Term	4,004,213	4,369	454,850
GS	MSCI China A Inclusion Index (c)(d)	1-Month LIBOR USD	6/20/2022	Term	3,000,005	3,046	104,200
GS	MSCI Emerging Markets Index (c)	1-Month LIBOR USD	6/20/2022	Term	14,010,321	21,593	(975,104)
GS	National Commercial Bank	1-Month LIBOR USD	6/28/2024	Term	7,929	618	(836)
GS	Natura & Co. Holding S.A.	1-Month LIBOR USD	6/28/2024	Term	297,091	75,600	450,532
UBS	Nestle (Malaysia) Bhd.	1-Month LIBOR USD	9/20/2021	Term	223,074	6,300	(10,266)
GS	Petrobras Distribuidora S.A.	1-Month LIBOR USD	6/28/2024	Term	677,854	111,820	4,401
GS	Petrobras - Petroleo Brasileiro S.A.	1-Month LIBOR USD	6/28/2024	Term	732,405	146,265	130,136
GS	Petrobras - Petroleo Brasileiro S.A.-Preferred	1-Month LIBOR USD	6/28/2024	Term	745,985	129,042	(8,210)
UBS	Petronas Chemicals Group Bhd.	1-Month LIBOR USD	9/20/2021	Term	219,802	109,700	(78,349)
UBS	Petronas Dagangan Bhd.	1-Month LIBOR USD	9/20/2021	Term	384,599	63,900	(38,856)
UBS	Petronas Gas Bhd.	1-Month LIBOR USD	9/20/2021	Term	131,903	31,700	(5,670)
GS	Phison Electronics Corp.	1-Month LIBOR USD	6/28/2024	Term	226,363	35,000	150,281
GS	Porto Seguro S.A.	1-Month LIBOR USD	6/28/2024	Term	494,818	46,416	159,842
UBS	PT Adaro Energy Tbk	1-Month LIBOR USD	9/20/2021	Term	599,355	6,359,500	(46,620)
UBS	PT Bukit Asam Tbk	1-Month LIBOR USD	9/20/2021	Term	199,096	1,137,200	(20,837)
UBS	PT Charoen Pokphand Indonesia	1-Month LIBOR USD	9/20/2021	Term	336,784	933,300	40,022
UBS	PT Gudang Garam Tbk	1-Month LIBOR USD	9/20/2021	Term	1,055,859	185,500	(393,458)
UBS	PT HM Sampoerna Tbk	1-Month LIBOR USD	9/20/2021	Term	352,174	1,582,300	(162,837)
UBS	PT Indah Kiat Pulp & Paper Tbk	1-Month LIBOR USD	9/20/2021	Term	6,618	12,400	(1,666)
UBS	PT Indofood CBP Sukses Makmur Tbk	1-Month LIBOR USD	9/20/2021	Term	439,830	610,600	(8,481)
UBS	PT Indofood Sukses Makmur Tbk	1-Month LIBOR USD	9/20/2021	Term	138,092	262,100	(18,290)
UBS	PT Jasa Marga Tbk	1-Month LIBOR USD	9/20/2021	Term	9,559	27,600	(641)
UBS	PT Kalbe Farma Tbk	1-Month LIBOR USD	9/20/2021	Term	227,486	2,172,700	(42,199)
UBS	PT Pakuwon Jati Tbk	1-Month LIBOR USD	9/20/2021	Term	49,533	1,044,300	(10,879)
UBS	PT Perusahaan Gas Negara Tbk	1-Month LIBOR USD	9/20/2021	Term	260,531	1,715,400	(107,393)
UBS	PT Semen Indonesia Persero Tbk	1-Month LIBOR USD	9/20/2021	Term	27,623	37,500	270
UBS	PT Unilever Indonesia Tbk	1-Month LIBOR USD	9/20/2021	Term	487,444	790,100	(106,922)
UBS	PT United Tractors Tbk	1-Month LIBOR USD	9/20/2021	Term	213,728	117,900	(73,163)
UBS	PT XL Axiata Tbk	1-Month LIBOR USD	9/20/2021	Term	17,759	85,300	(2,099)
GS	Raia Drogasil S.A.	1-Month LIBOR USD	6/28/2024	Term	71,136	4,656	50,360
UBS	RHB Bank Bhd.	1-Month LIBOR USD	9/20/2021	Term	12,563	9,100	(688)
GS	Riyad Bank	1-Month SAIBOR	6/28/2024	Term	151,113	21,998	(23,560)
GS	Samba Financial Group	1-Month SAIBOR	6/28/2024	Term	372,723	38,423	(98,370)
GS	Saudi Airlines Catering Co.	1-Month SAIBOR	6/28/2024	Term	220,075	9,972	30,751
GS	Saudi Arabian Fertilizer Co.	1-Month SAIBOR	6/28/2024	Term	95,672	4,681	(11,671)
GS	Saudi Basic Industries Corp.	1-Month SAIBOR	6/28/2024	Term	1,942,871	66,297	(538,606)
GS	Saudi Cement	1-Month SAIBOR	6/28/2024	Term	9,012	500	(902)
GS	Saudi Electricity Co.	1-Month LIBOR USD	6/28/2024	Term	21,875	4,788	(864)
GS	Saudi Industrial Investment Group	1-Month SAIBOR	6/28/2024	Term	344,454	50,995	(43,703)
GS	Saudi TeleCom Co.	1-Month SAIBOR	6/28/2024	Term	817,529	30,321	(138,745)
UBS	Sime Darby Berhad	1-Month LIBOR USD	9/20/2021	Term	46,086	82,500	(6,311)
GS	Sinopac Financial Holdings	1-Month LIBOR USD	6/28/2024	Term	4	13	2
GS	Standard Foods Corp.	1-Month LIBOR USD	6/28/2024	Term	1,220	840	660
GS	Suzano S.A.	1-Month LIBOR USD	6/28/2024	Term	39,793	3,300	7,428
GS	Synnex Technology International Corp.	1-Month LIBOR USD	6/28/2024	Term	220,417	200,000	36,219
GS	Taiwan Cement	1-Month LIBOR USD	6/28/2024	Term	512	535	256
GS	Telefonica Brasil S.A.-Preferred	1-Month LIBOR USD	6/28/2024	Term	620,668	50,574	1,107
UBS	Telekomunikasi Indonesia Persero	1-Month LIBOR USD	9/20/2021	Term	445,904	1,541,500	(72,165)
UBS	Telekom Malaysia Bhd.	1-Month LIBOR USD	9/20/2021	Term	8,446	9,600	(46)
GS	Tim Participacoes S.A.	1-Month LIBOR USD	6/28/2024	Term	198,456	62,019	24,134
GS	Ultrapar Participacoes S.A.	1-Month LIBOR USD	6/28/2024	Term	5,639	1,080	(2,824)
GS	Vale S.A.	1-Month LIBOR USD	6/28/2024	Term	331,063	33,640	16,121
UBS	Westports Holdings Bhd.	1-Month LIBOR USD	9/20/2021	Term	25,425	25,200	(4,412)
GS	WPG Holdings Ltd.	1-Month LIBOR USD	6/28/2024	Term	374	320	41
GS	Yanbu National Petrochemical	1-Month SAIBOR	6/28/2024	Term	277,285	16,051	(62,474)
					$48,191,349		$(547,595)

Total Return Swaps - Short
							Value/
							Unrealized
	Portfolio Pays Total Return On	Portfolio Receives					Appreciation
Counterparty (a)	Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	(Depreciation)
GS	Altria Group Inc.	1-Month LIBOR USD	4/2/2029	Term	$8,649,033	176,295	$1,220,340
GS	Citigroup Inc.	1-Month LIBOR USD	4/2/2029	Term	8,324,313	108,843	1,374,661
GS	Dupont De Nemours Inc.	1-Month LIBOR USD	4/2/2029	Term	4,009,609	48,332	1,943,628
GS	HCA Healthcare Inc.	1-Month LIBOR USD	4/2/2029	Term	5,425,876	37,358	672,944
GS	Intel Corp.	1-Month LIBOR USD	4/2/2029	Term	17,674,290	274,654	2,373,531
GS	McDonald's Corp.	1-Month LIBOR USD	4/2/2029	Term	24,893,267	116,085	2,249,322
GS	New Residential Investment	1-Month LIBOR USD	4/2/2029	Term	1,666,681	100,342	(14,406)
GS	PNC Financial Services Group	1-Month LIBOR USD	4/2/2029	Term	5,676,625	44,596	(51,807)
GS	Raytheon Company	1-Month LIBOR USD	4/2/2029	Term	9,225,328	40,583	1,586,551
GS	Stryker Corp.	1-Month LIBOR USD	4/2/2029	Term	4,505,181	21,384	437,094
GS	Truist Financial Corp.	1-Month LIBOR USD	4/2/2029	Term	6,924,834	128,571	944,885
GS	UnitedHealth Group Inc.	1-Month LIBOR USD	4/2/2029	Term	9,688,480	38,000	-
GS	Ventas Inc.	1-Month LIBOR USD	4/2/2029	Term	6,166,410	107,000	422,080
GS	Verizon Communications Inc.	1-Month LIBOR USD	4/2/2029	Term	3,660,039	62,963	180,939
GS	WABCO Holdings Inc.	1-Month LIBOR USD	4/2/2029	Term	1,782,886	13,379	8,274
GS	Walgreens Boots Alliance Inc.	1-Month LIBOR USD	4/2/2029	Term	3,280,830	59,500	508,574
GS	Zoetis Inc.	1-Month LIBOR USD	4/2/2029	Term	13,573,980	98,000	537,383
					$135,127,662		$14,393,993

							$13,846,398

(a)The full legal name of "GS" is "Goldman Sachs International," the full legal name of "MS" is "Morgan Stanley Capital Services LLC," and the full legal name of "UBS" is "UBS Group AG."

(b)The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread. Each swap's base financing rate is refreshed on a periodic basis, typically monthly. To the extent different swaps linked to the same base financing rate refresh at different times, there may be modest temporary differences in their rates. The financing rates as of February 29, 2020 are as follows:

	Variable Rate as of	Fixed Spread Range as of
	February 29, 2020	February 29, 2020
1-Month LIBOR USD	1.52%	0.00% - 1.00%
1-Month SAIBOR	1.95%	0.50% - 1.00%

(c)Value determined using significant unobservable inputs.

(d)Total return swap reference entity is the MSCI China A Inclusion Index. Fixed spreads on these swaps fall outside the fixed spread range disclosed for 1-Month LIBOR USD. The spread range for these swaps is (2.50)% to (3.50)%.

Notes to Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Elements U.S. Portfolio, the Elements U.S. Small Cap Portfolio, the Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio, each a "Portfolio" and collectively the "Portfolios," in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Portfolios are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board ("FASB") Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees ("Board") of Stone Ridge Trust has approved procedures pursuant to which each Portfolio values its investments (the "Valuation Procedures"). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the "Adviser") to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Portfolio under the Valuation Procedures:

Short-term debt instruments, such as money market funds, commercial paper, bankers' acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the "1940 Act"), the value of the shares of such funds is calculated based upon the net asset value ("NAV") per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Portfolios' investments in publicly traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange ("NYSE").

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Total return swaps on exchange-traded underliers or indices are generally valued on the basis of funding accruals and underlying instruments' total returns. Other non-exchange traded derivatives, such as forward currency contracts, are generally valued on the basis of valuations provided by a pricing service.

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, a Portfolio determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Portfolio. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in a Portfolio.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Portfolio could change on days when Portfolio shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Portfolio's shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Portfolios adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Portfolios can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser's perceived risk of that instrument.

There were transfers between Levels 1 and 3 during the reporting period. Transfers from Level 1 to Level 3 occurred because quoted prices became unavailable for the securities. Transfers from Level 3 to Level 1 occurred because quoted prices became available for the securities. The following tables summarize the inputs used to value the Portfolios' investments as of February 29, 2020:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements U.S. Portfolio(1)
Assets
Common Stocks..............................................................................................	$927,341,155	$-	$-	$927,341,155
Real Estate Investment Trusts.........................................................................	26,142	-	-	26,142
Money Market Funds.......................................................................................	6,890,688	-	-	6,890,688
U.S. Treasury Bills...........................................................................................	-	17,710,098	-	17,710,098
Investments Purchased with the Cash Proceeds from Securities Lending..........	7,440,928	-	-	7,440,928
Total Assets	$941,698,913	$17,710,098	$-	$959,409,011
Other Financial Instruments*

Unrealized depreciation on futures contracts....................................................	$(2,591,085)	$-	$-	$(2,591,085)
Total	$(2,591,085)	$-	$-	$(2,591,085)

Elements U.S. Small Cap Portfolio(1)

Assets
Common Stocks..............................................................................................	$253,671,249	$-	$272	$253,671,521
Real Estate Investment Trusts.........................................................................	5,157	-	-	5,157
Rights..............................................................................................................	-	-	7,940	7,940
Money Market Funds.......................................................................................	4,333,668	-	-	4,333,668
U.S. Treasury Bills...........................................................................................	-	3,479,339	-	3,479,339
Investments Purchased with the Cash Proceeds from Securities Lending..........	8,105,157	-	-	8,105,157
Total Assets	$266,115,231	$3,479,339	$8,212	$269,602,782
Other Financial Instruments*

Unrealized depreciation on futures contracts....................................................	$(1,287,863)	$-	$-	$(1,287,863)
Unrealized appreciation on swap contracts......................................................	-	573,008	-	573,008
Total	$(1,287,863)	$573,008	$-	$(714,855)
Elements International Portfolio(1)

Assets
Common Stocks..............................................................................................	$92,232,538	$262,173,222	$-	$354,405,760
Preferred Stocks..............................................................................................	-	3,490,140	-	3,490,140
Real Estate Investment Trusts.........................................................................	3,137,766	-	-	3,137,766
Rights..............................................................................................................	8,058	-	-	8,058
Money Market Funds.......................................................................................	8,809,235	-	-	8,809,235
U.S. Treasury Bills...........................................................................................	-	4,756,496	-	4,756,496
Investments Purchased with the Cash Proceeds from Securities Lending..........	1,659,157	-	-	1,659,157
Total Assets	$105,846,754	$270,419,858	$-	$376,266,612
Other Financial Instruments*

Unrealized depreciation on futures contracts....................................................	$(3,221,839)	$-	$-	$(3,221,839)
Unrealized appreciation on swap contracts......................................................	-	17,085,462	-	17,085,462
Unrealized depreciation on swap contracts.......................................................	-	(6,608,637)	-	(6,608,637)

Total	$(3,221,839)	$10,476,825	$-	$7,254,986
Elements International Small Cap Portfolio(1)

Assets
Common Stocks..............................................................................................	$63,386,886	$141,707,057	$242,347	$205,336,290
Preferred Stocks..............................................................................................	203,203	357,080	-	560,283
Real Estate Investment Trusts.........................................................................	285,370	-	-	285,370
Money Market Funds.......................................................................................	1,895,153	-	-	1,895,153
U.S. Treasury Bills...........................................................................................	-	6,242,161	-	6,242,161
Investments Purchased with the Cash Proceeds from Securities Lending..........	5,613,463	-	-	5,613,463
Total Assets	$71,384,075	$148,306,298	$242,347	$219,932,720
Other Financial Instruments*

Unrealized depreciation on futures contracts....................................................	$(1,815,466)	$-	$-	$(1,815,466)
Unrealized appreciation on swap contracts......................................................	-	14,319,931	-	14,319,931
Unrealized depreciation on swap contracts.......................................................	-	(4,268,114)	-	(4,268,114)

Total	$(1,815,466)	$10,051,817	$-	$8,236,351

Elements Emerging Markets Portfolio(1)
Assets
Common Stocks..............................................................................................	$147,930,244	$145,020,661	$-	$292,950,905
Preferred Stocks..............................................................................................	1,781,578	2,310,727	-	4,092,305
Real Estate Investment Trusts.........................................................................	7,314,712	-	-	7,314,712
Money Market Funds.......................................................................................	21,013,992	-	-	21,013,992
U.S. Treasury Bills...........................................................................................	-	10,108,361	-	10,108,361
Investments Purchased with the Cash Proceeds from Securities Lending..........	21,317,811	-	-	21,317,811
Total Assets	$199,358,337	$157,439,749	$-	$356,798,086
Other Financial Instruments*

Unrealized depreciation on futures contracts....................................................	$(9,026,720)	$-	$-	$(9,026,720)
Unrealized appreciation on swap contracts......................................................	-	16,691,085	1,176,536	17,867,621
Unrealized depreciation on swap contracts.......................................................	-	(3,046,119)	(975,104)	(4,021,223)

Total	$(9,026,720)	$13,644,966	$201,432	$4,819,678

(1)The Portfolios measure Level 3 activity as of the beginning and end of each financial reporting period.

*Other financial instruments are derivatives, such as futures contracts and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the activity of securities in Level 3 during the year ended February 29, 2020:

	BEGINNING					CHANGE IN		ENDING
	BALANCE				RETURN	UNREALIZED	TRANSFERS	BALANCE —
	— JUNE 1,			REALIZED	OF	APPRECIATION/	IN/(OUT) OF	February 29,
	2019	ACQUISITIONS	DISPOSITIONS	GAINS/(LOSSES)	CAPITAL	(DEPRECIATION)	LEVEL 3	2020
Elements U.S. Small Cap Portfolio:
Common Stocks........	$3,482	$-	$(7,398)	$7,398	$-	$(3,210)	$-	$272
Rights........................	8,024	-	(76)	76	-	(84)	-	$7,940
Elements International Portfolio:
Rights........................	18,089	-	(18,207)	-	-	118	-	$-
Elements International Small Cap Portfolio:
Common Stocks........	495,978	3,434	(17,806)	(409)	-	(294,571)	55,722	$242,347
Rights........................	33,653	1,334	(32,939)	-	-	(2,048)	-	$-
Swap Contracts*........	(4,494)	-	(96)	96	-	3,283	1,211	$-
Elements Emerging Markets Portfolio:
Rights........................	-	5,228	-	-	1	(5,229)	-	$-
Swap Contracts*........	884,207	-	(3,041,833)	3,041,833	-	(780,007)	97,232	$201,432

*Swap contracts are derivatives. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

As of February 29, 2020, the change in unrealized appreciation (depreciation) on positions still held in the Elements U.S. Small Cap Portfolio were $(3,210) and $(84) for common stocks and rights, respectively, in the Elements International Small Cap Portfolio were $(253,813) and $(1,335) for common stocks and rights respectively, and in the Elements Emerging Markets Portfolio was $(5,229) and $442,182 for rights and swap contracts, respectively.

Unobservable inputs used to value a Portfolio's investment in equity securities or equity swaps potentially include the analytical data relating to the security and issuer from the issuer's financial statements, press releases and public filings, relevant material news events and other factors deemed relevant by the Adviser Valuation Committee. Significant changes in any of these inputs could impact the fair value measurement of the position.